UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

For a free copy of the funds' proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Genentech, Inc.	10.6
Genzyme Corp. - General Division	9.5
Gilead Sciences, Inc.	7.7
Amgen, Inc.	6.0
Cephalon, Inc.	5.5
Celgene Corp.	5.2
Biogen Idec, Inc.	5.1
MedImmune, Inc.	4.9
Millennium Pharmaceuticals, Inc.	4.1
Invitrogen Corp.	3.4
62.0
Top Industries as of January 31, 2004
% of fund's net assets
Biotechnology	89.1%
Pharmaceuticals	8.3%
Health Care Equipment & Supplies	0.9%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 89.0%
Abgenix, Inc. (a)	28,670	$ 447,252
Actelion Ltd. (Reg.) (a)	15,710	1,733,134
Affymetrix, Inc. (a)	42,100	1,319,835
Alkermes, Inc. (a)	27,440	411,051
Amgen, Inc. (a)	47,510	3,063,920
Amylin Pharmaceuticals, Inc. (a)	7,600	146,832
Biogen Idec, Inc. (a)	60,134	2,573,134
BioMarin Pharmaceutical, Inc. (a)	61,500	491,324
Celgene Corp. (a)	64,820	2,619,376
Cephalon, Inc. (a)	50,599	2,773,837
Chiron Corp. (a)	17,700	915,090
Dendreon Corp. (a)	4,500	63,000
Enzon Pharmaceuticals, Inc. (a)	7,100	95,140
Genentech, Inc. (a)	56,300	5,376,650
Genzyme Corp. - General Division (a)	88,320	4,844,352
Gilead Sciences, Inc. (a)	71,000	3,895,770
Harvard Bioscience, Inc. (a)	300	2,700
Human Genome Sciences, Inc. (a)	11,000	151,690
ICOS Corp. (a)	16,400	716,024
ImClone Systems, Inc. (a)	22,664	928,317
ImmunoGen, Inc. (a)	20,400	135,864
Immunomedics, Inc. (a)	23,500	112,565
Invitrogen Corp. (a)	22,650	1,744,050
Ligand Pharmaceuticals, Inc. Class B (a)	49,000	710,990
Medarex, Inc. (a)	24,590	215,408
MedImmune, Inc. (a)	107,000	2,514,500
Millennium Pharmaceuticals, Inc. (a)	118,286	2,086,565
Myogen, Inc.	6,000	110,400
Neurocrine Biosciences, Inc. (a)	22,000	1,244,980
NPS Pharmaceuticals, Inc. (a)	12,500	431,375
Protein Design Labs, Inc. (a)	41,900	846,380
Regeneron Pharmaceuticals, Inc. (a)	13,822	205,118
Rigel Pharmaceuticals, Inc. (a)	1,295	31,210
Seattle Genetics, Inc. (a)	11,300	116,729
Serologicals Corp. (a)	26,600	426,398
Tanox, Inc. (a)	10,700	187,357
Techne Corp. (a)	19,210	748,806
Telik, Inc. (a)	8,900	213,538
Transkaryotic Therapies, Inc. (a)	4,140	55,310
Trimeris, Inc. (a)	10,800	182,844
Vicuron Pharmaceuticals, Inc. (a)	1,300	30,823
XOMA Ltd. (a)	49,300	321,436
TOTAL BIOTECHNOLOGY		45,241,074
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Boston Scientific Corp. (a)	7,800	318,162
Epix Medical, Inc. (a)	400	7,480
Fisher Scientific International, Inc. (a)	3,200	142,880
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		468,522

	Shares	Value (Note 1)
PHARMACEUTICALS - 8.3%
Abbott Laboratories	11,700	$ 504,036
Altana AG sponsored ADR	5,500	311,850
Barr Pharmaceuticals, Inc. (a)	2,250	169,403
Esperion Therapeutics, Inc. (a)	10,200	352,512
Forest Laboratories, Inc. (a)	1,900	141,531
Guilford Pharmaceuticals, Inc. (a)	29,300	248,757
Johnson & Johnson	3,200	170,944
Medicines Co. (a)	19,500	592,410
Pharmion Corp.	4,504	72,334
Sepracor, Inc. (a)	40,996	1,108,942
Shire Pharmaceuticals Group PLC sponsored ADR (a)	13,500	394,875
SkyePharma PLC (a)	7,500	9,508
Wyeth	3,400	139,230
TOTAL PHARMACEUTICALS		4,216,332
TOTAL COMMON STOCKS (Cost $42,923,065)		49,925,928
Convertible Bonds - 0.1%
Principal Amount
BIOTECHNOLOGY - 0.1%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c) (Cost $88,861)	$ 90,000	67,500
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.08% (b) (Cost $796,040)	796,040	796,040
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $43,807,966)		50,789,468
NET OTHER ASSETS - 0.1%		38,750
NET ASSETS - 100%		$ 50,828,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $67,500 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $20,532,775 and $10,495,103, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $460 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $15,084,000 of which $1,850,000 and $13,234,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $43,807,966) - See accompanying schedule		$ 50,789,468
Receivable for investments sold		211,588
Receivable for fund shares sold		232,136
Dividends receivable		2,695
Interest receivable		2,461
Prepaid expenses		234
Other receivables		3,588
Total assets		51,242,170

Liabilities
Payable for investments purchased	$ 194,455
Payable for fund shares redeemed	114,790
Accrued management fee	25,737
Transfer agent fee payable	21,392
Distribution fees payable	30,337
Other affiliated payables	2,500
Other payables and accrued expenses	24,741
Total liabilities		413,952

Net Assets		$ 50,828,218
Net Assets consist of:
Paid in capital		$ 60,057,390
Accumulated net investment loss		(408,576)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,802,098)
Net unrealized appreciation (depreciation) on investments		6,981,502
Net Assets		$ 50,828,218
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,927,497 ÷ 1,452,676 shares)		$ 6.15

Maximum offering price per share (100/94.25 of $6.15)		$ 6.53
Class T: Net Asset Value and redemption price per share ($12,265,141 ÷ 2,012,227 shares)		$ 6.10

Maximum offering price per share (100/96.50 of $6.10)		$ 6.32
Class B: Net Asset Value and offering price per share ($16,631,426 ÷ 2,773,202 shares) A		$ 6.00

Class C: Net Asset Value and offering price per share ($12,082,115 ÷ 2,014,224 shares) A		$ 6.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($922,039 ÷ 149,026 shares)		$ 6.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 10,087
Interest		24,253
Security lending		4,076
Total income		38,416

Expenses
Management fee	$ 132,599
Transfer agent fees	129,015
Distribution fees	168,551
Accounting and security lending fees	28,450
Non-interested trustees' compensation	99
Custodian fees and expenses	4,303
Registration fees	38,853
Audit	19,219
Legal	62
Miscellaneous	153
Total expenses before reductions	521,304
Expense reductions	(71,933)	449,371
Net investment income (loss)		(410,955)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(86,428)
Foreign currency transactions	(46)
Total net realized gain (loss)		(86,474)
Change in net unrealized appreciation (depreciation) on investment securities		2,064,638
Net gain (loss)		1,978,164
Net increase (decrease) in net assets resulting from operations		$ 1,567,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (410,955)	$ (526,064)
Net realized gain (loss)	(86,474)	(2,908,047)
Change in net unrealized appreciation (depreciation)	2,064,638	13,954,492
Net increase (decrease) in net assets resulting from operations	1,567,209	10,520,381
Share transactions - net increase (decrease)	4,453,492	3,458,182
Redemption fees	7,031	25,473
Total increase (decrease) in net assets	6,027,732	14,004,036

Net Assets
Beginning of period	44,800,486	30,796,450
End of period (including accumulated net investment loss of $408,576 and undistributed net investment income of $2,379, respectively)	$ 50,828,218	$ 44,800,486

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	.25	1.60	(2.64)	(2.88)
Total from investment operations	.21	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.15	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	3.54%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.31)% A	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,927	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	.25	1.59	(2.62)	(2.89)
Total from investment operations	.20	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.10	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	3.39%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.18% A	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.73% A	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.56)% A	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,265	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.24	1.58	(2.61)	(2.89)
Total from investment operations	.18	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.00	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.09%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.06)% A	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,631	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.24	1.58	(2.61)	(2.89)
Total from investment operations	.18	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.00	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.09%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.40% A	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.06)% A	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,082	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	.25	1.61	(2.64)	(2.89)
Total from investment operations	.22	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	- G	.01	.01
Net asset value, end of period	$ 6.19	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	3.69%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.24% A	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.24% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.21% A	1.22%	1.22%	1.24% A
Net investment income (loss)	(1.05)% A	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 922	$ 1,153	$ 857	$ 911
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,348,880	|
Unrealized depreciation	(2,986,680)
Net unrealized appreciation (depreciation)	$ 6,362,200
Cost for federal income tax purposes	$ 44,427,268

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9,859	$ -
Class T	.25%	.25%	26,302	-
Class B	.75%	.25%	77,586	58,190
Class C	.75%	.25%	54,804	12,141
			$ 168,551	$ 70,331

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,899
Class T	4,206
Class B*	26,420
Class C*	1,336
$ 41,861

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 22,312	.57*
Class T	37,143	.71*
Class B	45,090	.58*
Class C	23,196	.42*
Institutional Class	1,274	.26*
	$ 129,015

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,923 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 11,473
Class T	1.75%	22,717
Class B	2.25%	24,042
Class C	2.25%	8,314
Institutional Class	1.25%	-
		$ 66,546

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,338 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $49.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	404,657	680,076	$ 2,374,379	$ 3,440,096
Shares redeemed	(251,689)	(441,219)	(1,444,356)	(2,151,060)
Net increase (decrease)	152,968	238,857	$ 930,023	$ 1,289,036
Class T
Shares sold	490,577	780,971	$ 2,895,382	$ 3,727,715
Shares redeemed	(221,645)	(607,382)	(1,279,365)	(2,754,456)
Net increase (decrease)	268,932	173,589	$ 1,616,017	$ 973,259
Class B
Shares sold	487,690	1,029,065	$ 2,792,760	$ 4,968,448
Shares redeemed	(319,624)	(781,932)	(1,823,149)	(3,620,850)
Net increase (decrease)	168,066	247,133	$ 969,611	$ 1,347,598
Class C
Shares sold	449,419	755,361	$ 2,576,305	$ 3,589,348
Shares redeemed	(238,687)	(844,807)	(1,380,201)	(3,793,398)
Net increase (decrease)	210,732	(89,446)	$ 1,196,104	$ (204,050)
Institutional Class
Shares sold	10,014	85,342	$ 59,203	$ 466,184
Shares redeemed	(54,068)	(86,741)	(317,466)	(413,845)
Net increase (decrease)	(44,054)	(1,399)	$ (258,263)	$ 52,339

Biotechnology

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
The Coca-Cola Co.	7.0
Procter & Gamble Co.	6.8
Clear Channel Communications, Inc.	5.4
PepsiCo, Inc.	3.6
Viacom, Inc. Class B (non-vtg.)	3.5
Wal-Mart Stores, Inc.	3.4
Anheuser-Busch Companies, Inc.	2.8
Home Depot, Inc.	2.8
Colgate-Palmolive Co.	2.4
Walt Disney Co.	2.3
40.0
Top Industries as of January 31, 2004
% of fund's net assets
Media	28.1%
Beverages	14.0%
Household Products	9.6%
Food & Staples Retailing	6.6%
Food Products	6.6%
All Others*	35.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
AUTOMOBILES - 0.8%
Harley-Davidson, Inc.	8,200	$ 418,528
BEVERAGES - 14.0%
Anheuser-Busch Companies, Inc.	30,000	1,521,600
Cott Corp. (a)	10,400	290,349
PepsiCo, Inc.	40,928	1,934,257
The Coca-Cola Co.	76,550	3,769,321
TOTAL BEVERAGES		7,515,527
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Aramark Corp. Class B	7,200	189,504
Cintas Corp.	12,400	559,860
Manpower, Inc.	5,300	245,814
TOTAL COMMERCIAL SERVICES & SUPPLIES		995,178
FOOD & STAPLES RETAILING - 6.6%
CVS Corp.	18,800	671,536
Safeway, Inc. (a)	43,100	973,629
Sysco Corp.	200	7,586
Wal-Mart Stores, Inc.	34,080	1,835,208
Whole Foods Market, Inc.	900	60,723
TOTAL FOOD & STAPLES RETAILING		3,548,682
FOOD PRODUCTS - 6.6%
Bunge Ltd.	7,900	270,180
Dean Foods Co. (a)	16,350	523,200
Fresh Del Monte Produce, Inc.	9,500	247,000
Hershey Foods Corp.	3,200	241,632
Kellogg Co.	14,400	544,464
McCormick & Co., Inc. (non-vtg.)	3,700	109,816
Smithfield Foods, Inc. (a)	26,200	602,862
SunOpta, Inc. (a)	7,900	75,704
The J.M. Smucker Co.	2,300	107,157
Unilever NV (NY Shares)	11,700	789,516
TOTAL FOOD PRODUCTS		3,511,531
HOTELS, RESTAURANTS & LEISURE - 6.5%
Boyd Gaming Corp.	200	3,304
Brinker International, Inc. (a)	11,400	402,990
McDonald's Corp.	46,800	1,204,632
Multimedia Games, Inc. (a)	2,300	98,256
Orbitz, Inc. Class A	100	2,344
Outback Steakhouse, Inc.	16,000	709,440
Royal Caribbean Cruises Ltd.	16,600	703,342
Wendy's International, Inc.	4,120	163,688
Wyndham International, Inc. Class A (a)	172,100	189,310
TOTAL HOTELS, RESTAURANTS & LEISURE		3,477,306

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 1.3%
American Greetings Corp. Class A (a)	6,000	$ 125,880
Newell Rubbermaid, Inc.	23,900	583,877
TOTAL HOUSEHOLD DURABLES		709,757
HOUSEHOLD PRODUCTS - 9.6%
Colgate-Palmolive Co.	25,400	1,302,258
Kimberly-Clark Corp.	3,700	218,522
Procter & Gamble Co.	36,085	3,647,472
TOTAL HOUSEHOLD PRODUCTS		5,168,252
INTERNET & CATALOG RETAIL - 2.0%
InterActiveCorp (a)	33,000	1,069,200
INTERNET SOFTWARE & SERVICES - 2.8%
Sina Corp. (a)	12,200	557,381
Yahoo!, Inc. (a)	20,285	950,352
TOTAL INTERNET SOFTWARE & SERVICES		1,507,733
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Brunswick Corp.	4,100	142,885
MarineMax, Inc. (a)	7,100	159,750
TOTAL LEISURE EQUIPMENT & PRODUCTS		302,635
MEDIA - 28.1%
AMC Entertainment, Inc. (a)	21,200	326,480
Belo Corp. Series A	5,000	137,750
Cablevision Systems Corp. - NY Group Class A (a)	8,000	204,640
Clear Channel Communications, Inc.	64,749	2,913,058
Comcast Corp. Class A (special) (a)	11,080	365,086
Cox Communications, Inc. Class A (a)	7,900	270,654
Cumulus Media, Inc. Class A (a)	29,700	607,068
Dow Jones & Co., Inc.	5,300	262,244
E.W. Scripps Co. Class A	3,600	342,396
EchoStar Communications Corp. Class A (a)	14,400	525,600
Emmis Communications Corp. Class A (a)	200	5,194
Entercom Communications Corp. Class A (a)	100	4,761
Fox Entertainment Group, Inc. Class A (a)	22,500	673,650
Gannett Co., Inc.	4,580	392,552
JC Decaux SA (a)	17,800	329,477
Journal Communications, Inc. Class A	200	3,844
Lamar Advertising Co. Class A (a)	8,100	311,688
Liberty Media Corp. Class A (a)	46,200	537,768
Meredith Corp.	2,700	136,107
Omnicom Group, Inc.	4,100	337,840
Pixar (a)	2,000	133,000
R.H. Donnelley Corp. (a)	12,800	535,040
Radio One, Inc. Class D (non-vtg.) (a)	11,200	206,416
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Spanish Broadcasting System, Inc. Class A (a)	8,300	$ 96,031
Time Warner, Inc. (a)	33,300	585,081
TiVo, Inc. (a)	52,100	561,117
Univision Communications, Inc. Class A (a)	7,100	251,127
Viacom, Inc.:
Class A	21,800	884,426
Class B (non-vtg.)	45,897	1,849,649
Walt Disney Co.	52,200	1,252,800
TOTAL MEDIA		15,042,544
MULTILINE RETAIL - 2.4%
Big Lots, Inc. (a)	9,600	135,648
Dollar General Corp.	8,300	184,426
Family Dollar Stores, Inc.	10,200	353,328
JCPenney Co., Inc.	10,300	269,654
Nordstrom, Inc.	4,600	180,780
Saks, Inc. (a)	3,200	54,400
Tuesday Morning Corp. (a)	2,800	88,508
TOTAL MULTILINE RETAIL		1,266,744
PERSONAL PRODUCTS - 2.7%
Avon Products, Inc.	4,850	307,102
Estee Lauder Companies, Inc. Class A	5,300	217,141
Gillette Co.	25,800	935,250
TOTAL PERSONAL PRODUCTS		1,459,493
SPECIALTY RETAIL - 6.0%
Foot Locker, Inc.	8,900	220,186
Home Depot, Inc.	41,390	1,468,103
Hot Topic, Inc. (a)	150	4,571
Limited Brands, Inc.	9,000	163,800
Lowe's Companies, Inc.	10,200	546,210
Office Depot, Inc. (a)	100	1,595
PETsMART, Inc.	5,000	117,350
Select Comfort Corp. (a)	10,800	251,424
West Marine, Inc. (a)	6,100	167,811
Wilsons Leather Experts, Inc. (a)	79,900	246,092
TOTAL SPECIALTY RETAIL		3,187,142
TEXTILES APPAREL & LUXURY GOODS - 3.7%
Coach, Inc. (a)	4,400	155,892
Kenneth Cole Productions, Inc. Class A	3,200	107,040
Liz Claiborne, Inc.	8,400	300,468
NIKE, Inc. Class B	14,000	975,240
Polo Ralph Lauren Corp. Class A	3,600	108,720
Reebok International Ltd.	9,200	356,776
TOTAL TEXTILES APPAREL & LUXURY GOODS		2,004,136

	Shares	Value (Note 1)
TOBACCO - 3.0%
Altria Group, Inc.	15,520	$ 862,757
UST, Inc.	21,400	764,194
TOTAL TOBACCO		1,626,951
TOTAL COMMON STOCKS (Cost $46,847,183)		52,811,339
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 1.08% (b)	970,082	970,082
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	925,000	925,000
TOTAL MONEY MARKET FUNDS (Cost $1,895,082)		1,895,082
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $48,742,265)	54,706,421
NET OTHER ASSETS - (2.1)%	(1,139,354)
NET ASSETS - 100%	$ 53,567,067
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $31,589,776 and $30,039,668, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,179 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $2,654,000 of which $1,251,000 and $1,403,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $1,021,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $921,670) (cost $48,742,265) - See accompanying schedule		$ 54,706,421
Cash		100,311
Receivable for investments sold		524,513
Receivable for fund shares sold		171,738
Dividends receivable		30,665
Interest receivable		1,951
Prepaid expenses		255
Other receivables		6,830
Total assets		55,542,684

Liabilities
Payable for investments purchased	$ 759,708
Payable for fund shares redeemed	185,255
Accrued management fee	34,504
Distribution fees payable	30,159
Other affiliated payables	19,586
Other payables and accrued expenses	21,405
Collateral on securities loaned, at value	925,000
Total liabilities		1,975,617

Net Assets		$ 53,567,067
Net Assets consist of:
Paid in capital		$ 48,325,180
Accumulated net investment loss		(174,734)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(547,535)
Net unrealized appreciation (depreciation) on investments		5,964,156
Net Assets		$ 53,567,067
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,394,553 ÷ 746,295 shares)		$ 15.27

Maximum offering price per share (100/94.25 of $15.27)		$ 16.20
Class T: Net Asset Value and redemption price per share ($16,451,131 ÷ 1,094,083 shares)		$ 15.04

Maximum offering price per share (100/96.50 of $15.04)		$ 15.59
Class B: Net Asset Value and offering price per share ($18,159,614 ÷ 1,250,928 shares) A		$ 14.52

Class C: Net Asset Value and offering price per share ($6,678,244 ÷ 459,313 shares) A		$ 14.54

Institutional: Net Asset Value, offering price and redemption price per share ($883,525 ÷ 56,776 shares)		$ 15.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 283,413
Interest		10,450
Security lending		1,517
Total income		295,380

Expenses
Management fee	$ 146,384
Transfer agent fees	103,452
Distribution fees	171,067
Accounting and security lending fees	27,586
Non-interested trustees' compensation	150
Custodian fees and expenses	3,234
Registration fees	36,047
Audit	18,218
Legal	79
Miscellaneous	167
Total expenses before reductions	506,384
Expense reductions	(36,270)	470,114
Net investment income (loss)		(174,734)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,422,894
Foreign currency transactions	(250)
Total net realized gain (loss)		3,422,644
Change in net unrealized appreciation (depreciation) on investment securities		2,021,010
Net gain (loss)		5,443,654
Net increase (decrease) in net assets resulting from operations		$ 5,268,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (174,734)	$ (323,122)
Net realized gain (loss)	3,422,644	(2,493,545)
Change in net unrealized appreciation (depreciation)	2,021,010	5,783,611
Net increase (decrease) in net assets resulting from operations	5,268,920	2,966,944
Share transactions - net increase (decrease)	2,029,923	3,526,707
Redemption fees	5,082	16,225
Total increase (decrease) in net assets	7,303,925	6,509,876

Net Assets
Beginning of period	46,263,142	39,753,266
End of period (including accumulated net investment loss of $174,734 and $0, respectively)	$ 53,567,067	$ 46,263,142

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Income from Investment Operations
Net investment income (loss)E	(.02)	(.04)	(.05)	.01	(.04)	(.03)
Net realized and unrealized gain (loss)	1.58	1.04	(2.09)	.15	(.68)	1.80
Total from investment operations	1.56	1.00	(2.14)	.16	(.72)	1.77
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 15.27	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Total ReturnB,C,D	11.38%	7.87%	(14.30)%	1.06%	(4.48)%	13.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.59%A	1.70%	1.69%	1.71%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.50%A	1.53%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.44%A	1.48%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	(.27)%A	(.33)%	(.36)%	.08%	(.24)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,395	$ 9,101	$ 7,209	$ 4,648	$ 3,609	$ 3,504
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.02)	(.08)	(.06)
Net realized and unrealized gain (loss)	1.57	1.01	(2.05)	.15	(.67)	1.79
Total from investment operations	1.53	.94	(2.14)	.13	(.75)	1.73
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 15.04	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Total ReturnB,C,D	11.32%	7.48%	(14.44)%	.87%	(4.69)%	13.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.84%A	1.87%	1.89%	1.98%	1.85%	1.83%
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.75%	1.75%	1.75%	1.79%
Expenses net of all reductions	1.68%A	1.73%	1.72%	1.73%	1.73%	1.77%
Net investment income (loss)	(.51)%A	(.58)%	(.61)%	(.17)%	(.49)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,451	$ 13,693	$ 12,132	$ 12,899	$ 13,275	$ 21,714
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.15)	(.10)	(.15)	(.14)
Net realized and unrealized gain (loss)	1.51	.99	(2.01)	.14	(.67)	1.79
Total from investment operations	1.44	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 14.52	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Total ReturnB,C,D	11.01%	7.04%	(14.91)%	.27%	(5.19)%	12.71%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.32%A	2.37%	2.39%	2.51%	2.41%	2.39%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.18%A	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.01)%A	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,160	$ 15,944	$ 13,807	$ 13,483	$ 9,021	$ 9,832
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.15)	(.10)	(.15)	(.15)
Net realized and unrealized gain (loss)	1.51	.99	(2.01)	.14	(.67)	1.80
Total from investment operations	1.44	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.83)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.83)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 14.54	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Total ReturnB,C,D	10.99%	7.03%	(14.89)%	.27%	(5.19)%	12.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.27%A	2.33%	2.35%	2.49%	2.42%	2.42%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.18%A	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.01)%A	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,678	$ 6,759	$ 5,391	$ 5,504	$ 3,048	$ 2,758
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Income from Investment Operations
Net investment income (loss)D	-F	(.01)	(.02)	.05	-F	.02
Net realized and unrealized gain (loss)	1.61	1.05	(2.10)	.15	(.69)	1.81
Total from investment operations	1.61	1.04	(2.12)	.20	(.69)	1.83
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capitalD	-F	-F	-F	-F	.02	.01
Net asset value, end of period	$ 15.56	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Total ReturnB,C	11.54%	8.06%	(14.00)%	1.32%	(4.20)%	13.87%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.37%A	1.49%	1.39%	1.57%	1.31%	1.29%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.18%A	1.19%	1.22%	1.24%	1.24%	1.24%
Net investment income (loss)	(.02)%A	(.05)%	(.11)%	.33%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 766	$ 1,215	$ 1,249	$ 1,449	$ 5,954
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,192,039	|
Unrealized depreciation	(688,396)
Net unrealized appreciation (depreciation)	$ 5,503,643
Cost for federal income tax purposes	$ 49,202,778

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,752	$ -
Class T	.25%	.25%	39,580	-
Class B	.75%	.25%	85,911	64,434
Class C	.75%	.25%	32,824	5,407
			$ 171,067	$ 69,841

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,568
Class T	1,437
Class B*	25,487
Class C*	415
$ 38,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,645	.42*
Class T	33,632	.43*
Class B	34,565	.40*
Class C	11,682	.36*
Institutional Class	1,928	.46*
	$ 103,452

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,421 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 4,414
Class T	1.75%	7,397
Class B	2.25%	6,037
Class C	2.25%	911
Institutional Class	1.25%	513
		$ 19,272

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,998 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	181,050	377,980	$ 2,642,127	$ 4,774,106
Shares redeemed	(98,770)	(281,020)	(1,415,459)	(3,483,682)
Net increase (decrease)	82,280	96,960	$ 1,226,668	$ 1,290,424
Class T
Shares sold	248,178	363,773	$ 3,509,774	$ 4,562,911
Shares redeemed	(167,337)	(315,873)	(2,400,086)	(3,918,341)
Net increase (decrease)	80,841	47,900	$ 1,109,688	$ 644,570
Class B
Shares sold	163,724	479,966	$ 2,278,810	$ 5,825,118
Shares redeemed	(131,649)	(390,683)	(1,833,121)	(4,652,792)
Net increase (decrease)	32,075	89,283	$ 445,689	$ 1,172,326
Class C
Shares sold	54,471	207,444	$ 757,924	$ 2,509,927
Shares redeemed	(111,106)	(131,925)	(1,538,361)	(1,592,035)
Net increase (decrease)	(56,635)	75,519	$ (780,437)	$ 917,892
Institutional Class
Shares sold	8,453	21,067	$ 126,403	$ 270,692
Shares redeemed	(6,587)	(60,319)	(98,088)	(769,197)
Net increase (decrease)	1,866	(39,252)	$ 28,315	$ (498,505)

Consumer Industries

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
General Electric Co.	8.1
Tyco International Ltd.	6.0
Honeywell International, Inc.	4.9
3M Co.	3.8
Boeing Co.	3.5
Dow Chemical Co.	3.3
United Technologies Corp.	2.9
Manitowoc Co., Inc.	2.1
ITT Industries, Inc.	2.0
Lockheed Martin Corp.	1.9
38.5
Top Industries as of January 31, 2004
% of fund's net assets
Aerospace & Defense	20.5%
Industrial Conglomerates	18.3%
Machinery	15.4%
Chemicals	11.8%
Road & Rail	3.8%
All Others*	30.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 20.5%
BE Aerospace, Inc. (a)	17,600	$ 98,384
Boeing Co.	35,200	1,469,600
Bombardier, Inc. Class B (sub. vtg.)	115,500	522,029
EADS NV	16,400	357,157
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	17,900	527,513
Goodrich Corp.	9,200	283,820
Honeywell International, Inc.	58,100	2,098,572
Lockheed Martin Corp.	16,214	788,325
Northrop Grumman Corp.	7,627	737,607
Precision Castparts Corp.	4,100	191,839
United Defense Industries, Inc. (a)	14,700	430,710
United Technologies Corp.	12,911	1,233,517
TOTAL AEROSPACE & DEFENSE		8,739,073
AIR FREIGHT & LOGISTICS - 2.3%
C.H. Robinson Worldwide, Inc.	1,900	72,010
CNF, Inc.	9,800	313,012
FedEx Corp.	6,300	423,864
Ryder System, Inc.	1,400	51,520
UTI Worldwide, Inc.	3,080	126,927
TOTAL AIR FREIGHT & LOGISTICS		987,333
AIRLINES - 1.2%
Alaska Air Group, Inc. (a)	2,300	63,940
AMR Corp. (a)	900	14,760
Continental Airlines, Inc. Class B (a)	20,900	325,831
Northwest Airlines Corp. (a)	8,300	94,786
TOTAL AIRLINES		499,317
AUTO COMPONENTS - 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	4,600	178,296
BorgWarner, Inc.	1,000	92,920
Delphi Corp.	12,000	126,960
Dura Automotive Systems, Inc. Class A (a)	2,900	42,775
Gentex Corp.	3,300	144,309
Johnson Controls, Inc.	1,600	94,160
Lear Corp.	2,400	157,584
Visteon Corp.	5,600	59,920
TOTAL AUTO COMPONENTS		896,924
AUTOMOBILES - 1.8%
Ford Motor Co.	37,500	545,250
Harley-Davidson, Inc.	4,700	239,888
TOTAL AUTOMOBILES		785,138
BUILDING PRODUCTS - 2.1%
American Standard Companies, Inc. (a)	4,500	477,900

	Shares	Value (Note 1)
Masco Corp.	10,600	$ 282,596
Trex Co., Inc. (a)	3,800	147,250
TOTAL BUILDING PRODUCTS		907,746
CHEMICALS - 11.8%
Airgas, Inc.	8,200	186,058
Arch Chemicals, Inc.	1,300	32,240
Dow Chemical Co.	33,500	1,405,325
E.I. du Pont de Nemours & Co.	17,000	746,300
Eastman Chemical Co.	1,940	77,387
Ferro Corp.	4,600	119,370
Georgia Gulf Corp.	4,100	106,149
Hercules, Inc. (a)	6,000	73,200
Lyondell Chemical Co.	41,923	718,560
Millennium Chemicals, Inc.	48,200	610,694
Minerals Technologies, Inc.	400	21,172
Olin Corp.	18,800	358,516
PolyOne Corp. (a)	37,900	254,309
PPG Industries, Inc.	5,900	343,557
TOTAL CHEMICALS		5,052,837
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Allied Waste Industries, Inc. (a)	5,500	75,075
Copart, Inc. (a)	3,900	65,715
Herman Miller, Inc.	18,200	439,348
HON Industries, Inc.	1,700	71,179
IKON Office Solutions, Inc.	8,200	97,662
Republic Services, Inc.	11,900	296,905
Waste Connections, Inc. (a)	3,600	133,920
Waste Management, Inc.	3,100	86,056
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,265,860
CONSTRUCTION & ENGINEERING - 2.5%
Dycom Industries, Inc. (a)	7,700	199,199
EMCOR Group, Inc. (a)	7,100	289,751
Granite Construction, Inc.	9,400	200,408
Jacobs Engineering Group, Inc. (a)	1,500	67,320
URS Corp. (a)	11,100	306,915
TOTAL CONSTRUCTION & ENGINEERING		1,063,593
CONSTRUCTION MATERIALS - 0.7%
Martin Marietta Materials, Inc.	1,374	63,204
Texas Industries, Inc.	5,400	188,514
Vulcan Materials Co.	1,000	47,700
TOTAL CONSTRUCTION MATERIALS		299,418
CONTAINERS & PACKAGING - 0.8%
Owens-Illinois, Inc. (a)	900	10,062
Pactiv Corp. (a)	14,900	323,181
TOTAL CONTAINERS & PACKAGING		333,243
Common Stocks - continued
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 0.1%
GATX Corp.	2,700	$ 61,020
ELECTRICAL EQUIPMENT - 1.0%
A.O. Smith Corp.	8,100	252,801
Baldor Electric Co.	1,100	25,586
Cooper Industries Ltd. Class A	1,400	78,820
Roper Industries, Inc.	1,600	77,584
TOTAL ELECTRICAL EQUIPMENT		434,791
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Cognex Corp.	3,000	96,150
Mettler-Toledo International, Inc. (a)	1,400	64,120
Molex, Inc.	2,400	83,376
Tech Data Corp. (a)	1,300	53,937
Thermo Electron Corp. (a)	3,500	97,545
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		395,128
ENERGY EQUIPMENT & SERVICES - 0.2%
Cooper Cameron Corp. (a)	2,200	91,740
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp. (a)	1,500	77,925
HOUSEHOLD DURABLES - 2.0%
Beazer Homes USA, Inc.	300	27,969
Black & Decker Corp.	1,400	71,750
D.R. Horton, Inc.	9,000	252,900
KB Home	1,000	67,540
Leggett & Platt, Inc.	5,200	128,128
Lennar Corp.:
Class A	3,300	145,530
Class B	660	27,647
Ryland Group, Inc.	1,500	114,375
TOTAL HOUSEHOLD DURABLES		835,839
INDUSTRIAL CONGLOMERATES - 18.3%
3M Co.	20,560	1,626,090
Carlisle Companies, Inc.	800	46,528
General Electric Co.	103,100	3,467,253
Teleflex, Inc.	900	44,010
Textron, Inc.	1,600	85,248
Tyco International Ltd.	95,700	2,559,975
TOTAL INDUSTRIAL CONGLOMERATES		7,829,104
MACHINERY - 15.4%
AGCO Corp. (a)	17,000	342,720
Astec Industries, Inc. (a)	17,700	239,658
Caterpillar, Inc.	8,100	632,853
Cummins, Inc.	3,000	152,190
Dover Corp.	5,200	214,864

	Shares	Value (Note 1)
IDEX Corp.	1,100	$ 45,870
Ingersoll-Rand Co. Ltd. Class A	10,500	698,565
ITT Industries, Inc.	11,300	842,302
Kennametal, Inc.	1,066	45,198
Manitowoc Co., Inc.	29,500	881,460
Navistar International Corp. (a)	3,040	144,552
Oshkosh Truck Co.	600	34,968
PACCAR, Inc.	1,100	86,493
Parker Hannifin Corp.	2,700	148,473
Pentair, Inc.	9,300	424,824
SPX Corp. (a)	5,000	283,700
Terex Corp. (a)	23,300	687,816
Timken Co.	23,300	513,765
Toro Co.	1,200	57,120
Wabash National Corp. (a)	800	22,008
Watts Water Technologies, Inc. Class A	2,900	64,380
TOTAL MACHINERY		6,563,779
METALS & MINING - 1.2%
AK Steel Holding Corp. (a)	6,000	29,400
Companhia Vale do Rio Doce sponsored ADR	1,700	91,239
Nucor Corp.	4,600	259,026
Phelps Dodge Corp. (a)	1,500	113,505
TOTAL METALS & MINING		493,170
OFFICE ELECTRONICS - 0.3%
Xerox Corp. (a)	7,300	106,872
OIL & GAS - 0.4%
Overseas Shipholding Group, Inc.	1,100	38,742
Tsakos Energy Navigation Ltd.	6,230	148,523
TOTAL OIL & GAS		187,265
PAPER & FOREST PRODUCTS - 0.3%
Bowater, Inc.	2,800	125,300
ROAD & RAIL - 3.8%
Boyd Brothers Transportation, Inc. (a)	10,952	74,802
Canadian National Railway Co.	6,700	401,100
CSX Corp.	12,450	392,922
Marten Transport Ltd. (a)	600	10,512
Norfolk Southern Corp.	6,000	133,800
P.A.M. Transportation Services, Inc. (a)	1,900	33,668
Quality Distribution, Inc.	4,100	80,893
Union Pacific Corp.	7,000	450,800
USF Corp.	1,600	54,752
TOTAL ROAD & RAIL		1,633,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Cabot Microelectronics Corp. (a)	1,900	86,260
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 1.3%
AutoZone, Inc. (a)	900	$ 75,888
Sonic Automotive, Inc. Class A	8,200	183,516
Toys 'R' Us, Inc. (a)	14,900	210,388
United Auto Group, Inc.	3,300	93,522
TOTAL SPECIALTY RETAIL		563,314
TRADING COMPANIES & DISTRIBUTORS - 0.3%
W.W. Grainger, Inc.	2,740	131,904
TOTAL COMMON STOCKS (Cost $34,426,114)		40,447,142
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.08% (b)	1,584,649	1,584,649
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	374,302	374,302
TOTAL MONEY MARKET FUNDS (Cost $1,958,951)		1,958,951
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 1/30/04 due 2/2/04) (Cost $28,000)	$ 28,002	28,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $36,413,065)	42,434,093
NET OTHER ASSETS - 0.6%	269,701
NET ASSETS - 100%	$ 42,703,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,154,401 and $12,074,206, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,714 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $1,080,000 of which $344,000 and $736,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $347,748 and repurchase agreements of $28,000)(cost $36,413,065) - See accompanying schedule		$ 42,434,093
Receivable for investments sold		2,248,467
Receivable for fund shares sold		306,878
Dividends receivable		16,518
Interest receivable		1,167
Prepaid expenses		139
Other receivables		3,533
Total assets		45,010,795
Liabilities
Payable to custodian bank	$ 2,256
Payable for investments purchased	1,771,886
Payable for fund shares redeemed	73,783
Accrued management fee	25,098
Distribution fees payable	23,941
Other affiliated payables	13,191
Other payables and accrued expenses	22,544
Collateral on securities loaned, at value	374,302
Total liabilities		2,307,001
Net Assets		$ 42,703,794
Net Assets consist of:
Paid in capital		$ 37,553,815
Accumulated net investment loss		(70,593)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(800,471)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,021,043
Net Assets		$ 42,703,794
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,711,542 ÷ 631,517 shares)		$ 16.96
Maximum offering price per share (100/94.25 of $16.96)		$ 17.99
Class T: Net Asset Value and redemption price per share ($8,548,249 ÷ 508,999 shares)		$ 16.79
Maximum offering price per share (100/96.50 of $16.79)		$ 17.40
Class B: Net Asset Value and offering price per share ($13,637,706 ÷ 839,081 shares)A		$ 16.25
Class C: Net Asset Value and offering price per share ($8,376,904 ÷ 512,854 shares)A		$ 16.33
Institutional: Net Asset Value, offering price and redemption price per share ($1,429,393 ÷ 82,625 shares)		$ 17.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)
Investment Income
Dividends		$ 229,013
Interest		4,588
Security lending		1,020
Total income		234,621
Expenses
Management fee	$ 91,667
Transfer agent fees	58,761
Distribution fees	111,960
Accounting and security lending fees	27,543
Non-interested trustees' compensation	86
Custodian fees and expenses	5,710
Registration fees	36,050
Audit	18,163
Legal	43
Miscellaneous	93
Total expenses before reductions	350,076
Expense reductions	(44,862)	305,214
Net investment income (loss)		(70,593)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,062,212
Foreign currency transactions	(194)
Total net realized gain (loss)		1,062,018
Change in net unrealized appreciation (depreciation) on: Investment securities	4,459,963
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		4,459,969
Net gain (loss)		5,521,987
Net increase (decrease) in net assets resulting from operations		$ 5,451,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (70,593)	$ 5,720
Net realized gain (loss)	1,062,018	(481,261)
Change in net unrealized appreciation (depreciation)	4,459,969	2,738,197
Net increase (decrease) in net assets resulting from operations	5,451,394	2,262,656
Distributions to shareholders from net investment income	-	(14,952)
Share transactions - net increase (decrease)	12,012,923	(2,648,164)
Redemption fees	6,068	2,815
Total increase (decrease) in net assets	17,470,385	(397,645)
Net Assets
Beginning of period	25,233,409	25,631,054
End of period (including accumulated net investment loss of $70,593 and $0, respectively)	$ 42,703,794	$ 25,233,409

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Income from Investment Operations
Net investment income (loss) E	- G	.06	(.04)	.04	.02	.01
Net realized and unrealized gain (loss)	2.81	1.36	(2.37)	1.98	(.33)	1.23
Total from investment operations	2.81	1.42	(2.41)	2.02	(.31)	1.24
Distributions from net investment income	-	(.02)	-	(.04)	-	-
Distributions from net realized gain	-	-	-	(.40)	(.27)	(.68)
Total distributions	-	(.02)	-	(.44)	(.27)	(.68)
Redemption fees added to paid in capital E	-G	-G	.01	.01	.01	.01
Net asset value, end of period	$ 16.96	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Total Return B,C,D	19.86%	11.16%	(15.84)%	15.27%	(2.13)%	10.81%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.99%	1.83%	2.59%	2.87%	3.53%
Expenses net of voluntary waivers, if any	1.50% A	1.53%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.47% A	1.46%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.01% A	.46%	(.25)%	.28%	.18%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,712	$ 4,272	$ 3,160	$ 2,270	$ 973	$ 896
Portfolio turnover rate	78% A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Income from Investment Operations
Net investment income (loss)E	(.02)	.03	(.07)	-G	(.01)	(.03)
Net realized and unrealized gain (loss)	2.79	1.34	(2.36)	2.00	(.34)	1.24
Total from investment operations	2.77	1.37	(2.43)	2.00	(.35)	1.21
Distributions from net investment income	-	(.01)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.39)	(.25)	(.66)
Total distributions	-	(.01)	-	(.40)	(.25)	(.66)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 16.79	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Total ReturnB,C,D	19.76%	10.84%	(16.10)%	15.18%	(2.43)%	10.57%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.06%A	2.25%	2.07%	2.85%	3.12%	3.77%
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.75%	1.75%	1.75%	1.83%
Expenses net of all reductions	1.72%A	1.71%	1.74%	1.74%	1.74%	1.81%
Net investment income (loss)	(.24)%A	.22%	(.50)%	.03%	(.07)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,548	$ 5,493	$ 6,216	$ 5,654	$ 3,885	$ 3,471
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Income from Investment Operations
Net investment income (loss)E	(.06)	(.03)	(.14)	(.07)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.70	1.31	(2.30)	1.95	(.34)	1.22
Total from investment operations	2.64	1.28	(2.44)	1.88	(.41)	1.13
Distributions from net realized gain	-	-	-	(.37)	(.24)	(.65)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 16.25	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Total ReturnB,C,D	19.40%	10.38%	(16.52)%	14.51%	(2.90)%	10.01%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.51%A	2.68%	2.58%	3.39%	3.64%	4.30%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.22%A	2.18%	2.24%	2.24%	2.24%	2.29%
Net investment income (loss)	(.74)%A	(.26)%	(1.00)%	(.47)%	(.57)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,638	$ 9,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Income from Investment Operations
Net investment income (loss)E	(.06)	(.03)	(.14)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss)	2.72	1.31	(2.31)	2.00	(.36)	1.20
Total from investment operations	2.66	1.28	(2.45)	1.93	(.44)	1.11
Distributions from net realized gain	-	-	-	(.35)	(.22)	(.67)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.02
Net asset value, end of period	$ 16.33	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Total ReturnB,C,D	19.46%	10.33%	(16.51) %	14.78%	(3.11) %	9.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.41%A	2.57%	2.49%	3.36%	3.62%	4.34%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.28%
Expenses net of all reductions	2.22%A	2.18%	2.24%	2.24%	2.24%	2.27%
Net investment income (loss)	(.74)%A	(.26)%	(1.00)%	(.47)%	(.57)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377	$ 5,307	$ 5,143	$ 2,847	$ 625	$ 1,451
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Income from Investment Operations
Net investment income (loss)D	.02	.09	-F	.08	.06	.04
Net realized and unrealized gain (loss)	2.87	1.39	(2.41)	2.05	(.36)	1.25
Total from investment operations	2.89	1.48	(2.41)	2.13	(.30)	1.29
Distributions from net investment income	-	(.03)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.40)	(.29)	(.70)
Total distributions	-	(.03)	-	(.47)	(.29)	(.70)
Redemption fees added to paid in capitalD	-F	-F	-F	.01	.01	.01
Net asset value, end of period	$ 17.30	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Total ReturnB,C	20.06%	11.46%	(15.68) %	15.95%	(2.04) %	11.15%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.52%A	1.55%	1.45%	2.27%	2.50%	3.12%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.22%A	1.18%	1.24%	1.24%	1.24%	1.29%
Net investment income (loss)	.26%A	.74%	-%	.53%	.43%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,429	$ 1,156	$ 2,104	$ 1,751	$ 1,706	$ 3,377
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,587,385	|
Unrealized depreciation	(1,303,748)
Net unrealized appreciation (depreciation)	$ 5,283,637
Cost for federal income tax purposes	$ 37,150,456

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,393	$ -
Class T	.25%	.25%	16,254	-
Class B	.75%	.25%	53,356	40,017
Class C	.75%	.25%	33,957	8,366
			$ 111,960	$ 48,383

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,600
Class T	1,871
Class B*	19,451
Class C*	250
$ 30,172

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 13,567	.41*
Class T	13,836	.43*
Class B	19,969	.38*
Class C	9,400	.28*
Institutional Class	1,989	.39*
	$ 58,761

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,571 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 9,900
Class T	1.75%	10,276
Class B	2.25%	14,186
Class C	2.25%	5,718
Institutional Class	1.25%	1,416
		$ 41,496

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,281 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $85.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ -	$ 5,752
Class T	-	4,663
Institutional Class	-	4,537
Total	$ -	$ 14,952

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	442,969	236,068	$ 7,142,056	$ 2,919,194
Reinvestment of distributions	-	416	-	5,011
Shares redeemed	(113,409)	(182,486)	(1,813,566)	(2,231,044)
Net increase (decrease)	329,560	53,998	$ 5,328,490	$ 693,161
Class T
Shares sold	175,370	99,527	$ 2,846,187	$ 1,210,658
Reinvestment of distributions	-	347	-	4,150
Shares redeemed	(58,105)	(199,161)	(898,883)	(2,441,170)
Net increase (decrease)	117,265	(99,287)	$ 1,947,304	$ (1,226,362)
Class B
Shares sold	250,211	176,262	$ 3,874,513	$ 2,099,562
Shares redeemed	(72,964)	(245,144)	(1,081,082)	(2,926,892)
Net increase (decrease)	177,247	(68,882)	$ 2,793,431	$ (827,330)
Class C
Shares sold	197,432	106,747	$ 2,999,976	$ 1,304,843
Shares redeemed	(72,774)	(133,698)	(1,150,241)	(1,603,922)
Net increase (decrease)	124,658	(26,951)	$ 1,849,735	$ (299,079)
Institutional Class
Shares sold	29,842	18,786	$ 516,722	$ 240,107
Reinvestment of distributions	-	308	-	3,771
Shares redeemed	(27,434)	(101,267)	(422,759)	(1,232,432)
Net increase (decrease)	2,408	(82,173)	$ 93,963	$ (988,554)

Cyclical Industries

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Telefonaktiebolaget LM Ericsson ADR	11.3
Alcatel SA sponsored ADR	8.8
Motorola, Inc.	6.3
Marconi Corp. PLC	5.7
Comverse Technology, Inc.	3.7
American Tower Corp. Class A	2.4
Crown Castle International Corp.	2.3
Sogecable SA	2.1
Agere Systems, Inc. Class B	2.0
Avaya, Inc.	1.9
46.5
Top Industries as of January 31, 2004
% of fund's net assets
Communications Equipment	59.9%
Wireless Telecommunication Services	10.9%
Semiconductors & Semiconductor Equipment	7.7%
Media	3.8%
Electronic Equipment & Instruments	2.2%
All Others*	15.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 59.9%
Aastra Technologies Ltd. (a)	3,700	$ 50,811
ADC Telecommunications, Inc. (a)	48,605	170,118
Adtran, Inc.	1,060	36,485
Adva AG Optical Networking (a)	5,700	48,488
Advanced Fibre Communications, Inc. (a)	7,760	183,214
Airspan Networks, Inc. (a)	4,400	17,864
Alcatel SA sponsored ADR (a)	98,240	1,645,520
Alvarion Ltd. (a)	9,200	126,776
Andrew Corp. (a)	7,320	125,465
Arris Group, Inc. (a)	2,000	18,400
AudioCodes Ltd. (a)	3,800	52,250
Avaya, Inc. (a)	20,650	358,897
Avici Systems, Inc. (a)	700	11,102
Bookham Technology PLC sponsored ADR (a)	5,700	18,467
C-COR.net Corp. (a)	7,724	128,991
Carrier Access Corp. (a)	14,200	183,748
CIENA Corp. (a)	43,650	316,463
Comverse Technology, Inc. (a)	39,160	689,216
Ditech Communications Corp. (a)	4,150	86,860
Emulex Corp. (a)	720	19,534
Endwave Corp. (a)	600	5,760
Enterasys Networks, Inc. (a)	79,030	335,878
Extreme Networks, Inc. (a)	14,920	126,671
F5 Networks, Inc. (a)	6,100	207,461
Foundry Networks, Inc. (a)	5,780	137,737
Harmonic, Inc. (a)	5,400	56,808
Inter-Tel, Inc.	1,700	48,025
JDS Uniphase Corp. (a)	9,220	47,022
Juniper Networks, Inc. (a)	2,450	70,781
Lucent Technologies, Inc. (a)	42,000	188,160
Marconi Corp. PLC (a)	88,857	1,064,921
Motorola, Inc.	71,040	1,177,843
Nokia Corp. sponsored ADR	2,000	41,320
Nortel Networks Corp. (a)	27,180	212,548
Oplink Communications, Inc. (a)	3,400	9,078
Powerwave Technologies, Inc. (a)	19,840	195,424
Redback Networks, Inc. (a)	22,100	191,386
Research in Motion Ltd. (a)	1,270	110,374
Scientific-Atlanta, Inc.	7,640	258,538
Sonus Networks, Inc. (a)	3,200	27,104
Stratex Networks, Inc. (a)	3,000	16,050
Symmetricom, Inc. (a)	900	9,216
Tekelec (a)	2,120	43,142
Telefonaktiebolaget LM Ericsson ADR (a)	91,822	2,111,902
Telson Electronics Co. Ltd. (a)	8,200	17,149
Telson Electronics Co. Ltd. rights 3/17/04	2,954	2,748
ViaSat, Inc. (a)	400	9,340

	Shares	Value (Note 1)
Vyyo, Inc. (a)	4,100	$ 32,144
WJ Communications, Inc. (a)	22,800	134,520
TOTAL COMMUNICATIONS EQUIPMENT		11,177,719
COMPUTERS & PERIPHERALS - 0.5%
Concurrent Computer Corp. (a)	15,500	74,710
NEC Corp. ADR	90	706
Seagate Technology	80	1,304
Synaptics, Inc. (a)	700	13,181
TOTAL COMPUTERS & PERIPHERALS		89,901
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
SBC Communications, Inc.	1,500	38,250
Verizon Communications, Inc.	2,210	81,461
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		119,711
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Amphenol Corp. Class A (a)	1,980	130,819
Anritsu Corp. (a)	8,000	64,366
Celestica, Inc. (sub. vtg.) (a)	1,960	33,645
Ingram Micro, Inc. Class A (a)	3,360	56,112
Merix Corp. (a)	300	8,145
Richardson Electronics Ltd.	3,100	42,377
Sirenza Microdevices, Inc. (a)	8,600	44,892
Superconductor Technologies, Inc. (a)	5,800	34,220
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		414,576
HOUSEHOLD DURABLES - 0.5%
LG Electronics, Inc.	60	3,211
Sony Corp. sponsored ADR	2,100	85,365
TOTAL HOUSEHOLD DURABLES		88,576
INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG sponsored ADR	1,100	89,518
INTERNET SOFTWARE & SERVICES - 1.5%
Openwave Systems, Inc. (a)	8,460	125,546
RADWARE Ltd. (a)	4,900	157,633
TOTAL INTERNET SOFTWARE & SERVICES		283,179
MEDIA - 3.8%
EchoStar Communications Corp. Class A (a)	5,600	204,400
Hughes Electronics Corp. (a)	1,887	31,588
News Corp. Ltd. sponsored ADR	267	8,560
Sogecable SA (a)	9,100	391,022
Viacom, Inc. Class B (non-vtg.)	2,010	81,003
TOTAL MEDIA		716,573
Common Stocks - continued
	Shares	Value (Note 1)
METALS & MINING - 0.0%
Liquidmetal Technologies (a)	3,200	$ 8,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Agere Systems, Inc. Class B (a)	100,050	365,183
Applied Micro Circuits Corp. (a)	7,900	57,433
Conexant Systems, Inc. (a)	18,400	122,728
DSP Group, Inc. (a)	1,600	42,336
GlobespanVirata, Inc. (a)	12,180	96,831
Lattice Semiconductor Corp. (a)	3,600	38,628
Marvell Technology Group Ltd. (a)	1,000	41,600
Mindspeed Technologies, Inc. (a)	27,080	262,405
PMC-Sierra, Inc. (a)	8,070	176,814
Rohm Co. Ltd.	1,000	126,217
Texas Instruments, Inc.	3,200	100,320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,430,495
SOFTWARE - 1.0%
Microsoft Corp.	1,700	47,005
Ulticom, Inc. (a)	7,598	84,338
Verint Systems, Inc. (a)	1,887	46,420
TOTAL SOFTWARE		177,763
WIRELESS TELECOMMUNICATION SERVICES - 10.9%
American Tower Corp. Class A (a)	40,270	442,567
AT&T Wireless Services, Inc. (a)	16,620	183,651
Boston Communications Group, Inc. (a)	4,500	49,320
Centennial Communications Corp. Class A (a)	800	5,568
Crown Castle International Corp. (a)	34,490	427,676
KDDI Corp.	1	5,881
NII Holdings, Inc. Class B (a)	700	66,661
SBA Communications Corp. Class A (a)	8,330	37,069
SpectraSite, Inc. (a)	7,580	277,428
Sprint Corp. - PCS Group Series 1 (a)	17,600	143,088
Telesystem International Wireless, Inc. (a)	15,420	199,658
Western Wireless Corp. Class A (a)	700	15,862
Wireless Facilities, Inc. (a)	12,470	178,446
TOTAL WIRELESS TELECOMMUNICATION SERVICES		2,032,875
TOTAL COMMON STOCKS (Cost $14,469,779)		16,629,622
Nonconvertible Bonds - 0.5%
	Principal Amount
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
WorldCom, Inc.:
6.4% 8/15/05 (c)	$ 85,000	29,963
6.5% 5/15/04 (c)	115,000	40,538

	Principal Amount	Value (Note 1)
7.5% 5/15/11 (c)	$ 70,000	$ 24,675
8.25% 5/15/31 (c)	30,000	10,575
TOTAL NONCONVERTIBLE BONDS (Cost $95,456)		105,751
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 1.08% (b) (Cost $1,693,448)	1,693,448	1,693,448
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $16,258,683)		18,428,821
NET OTHER ASSETS - 1.3%		241,483
NET ASSETS - 100%		$ 18,670,304
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,539,061 and $10,667,100, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,858 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	64.0%
Sweden	11.3%
France	8.8%
United Kingdom	5.8%
Canada	3.3%
Spain	2.1%
Israel	1.8%
Japan	1.6%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,774,000 of which $1,929,000 and $1,845,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $143,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $16,258,683) - See accompanying schedule		$ 18,428,821
Foreign currency held at value (cost $170,274)		174,179
Receivable for investments sold		1,380,097
Receivable for fund shares sold		311,925
Dividends receivable		973
Interest receivable		1,538
Prepaid expenses		35
Other affiliated receivables		118
Other receivables		3,186
Total assets		20,300,872
Liabilities
Payable to custodian bank	$ 1,378
Payable for investments purchased	1,541,150
Payable for fund shares redeemed	40,127
Accrued management fee	9,293
Distribution fees payable	7,057
Other affiliated payables	6,425
Other payables and accrued expenses	25,138
Total liabilities		1,630,568
Net Assets		$ 18,670,304
Net Assets consist of:
Paid in capital		$ 18,666,902
Accumulated net investment loss		(74,644)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,096,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,174,589
Net Assets		$ 18,670,304
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,278,542 ÷ 404,120 shares)		$ 8.11
Maximum offering price per share (100/94.25 of $8.11)		$ 8.60
Class T: Net Asset Value and redemption price per share ($3,904,327 ÷ 484,617 shares)		$ 8.06
Maximum offering price per share (100/96.50 of $8.06)		$ 8.35
Class B: Net Asset Value and offering price per share ($3,705,643 ÷ 467,161 shares) A		$ 7.93
Class C: Net Asset Value and offering price per share ($3,247,529 ÷ 409,556 shares) A		$ 7.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,534,263 ÷ 554,035 shares)		$ 8.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 6,418
Interest		3,400
Total income		9,818

Expenses
Management fee	$ 27,413
Transfer agent fees	23,549
Distribution fees	30,174
Accounting fees and expenses	27,505
Non-interested trustees' compensation	17
Custodian fees and expenses	9,612
Registration fees	37,826
Audit	19,132
Legal	9
Miscellaneous	24
Total expenses before reductions	175,261
Expense reductions	(90,799)	84,462
Net investment income (loss)		(74,644)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,890,107
Investments not meeting investment restrictions	103
Foreign currency transactions	827
Total net realized gain (loss)		1,891,037
Change in net unrealized appreciation (depreciation) on: Investment securities	1,686,945
Assets and liabilities in foreign currencies	4,450
Total change in net unrealized appreciation (depreciation)		1,691,395
Net gain (loss)		3,582,432
Net increase (decrease) in net assets resulting from operations		$ 3,507,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (74,644)	$ (49,080)
Net realized gain (loss)	1,891,037	(575,030)
Change in net unrealized appreciation (depreciation)	1,691,395	2,034,921
Net increase (decrease) in net assets resulting from operations	3,507,788	1,410,811
Share transactions - net increase (decrease)	9,452,251	1,213,427
Redemption fees	8,244	1,900
Total increase (decrease) in net assets	12,968,283	2,626,138

Net Assets
Beginning of period	5,702,021	3,075,883
End of period (including accumulated net investment loss of $74,644 and $0, respectively)	$ 18,670,304	$ 5,702,021

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	2.57	1.65	(4.40)	(1.57)
Total from investment operations	2.53	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 8.11	$ 5.57	$ 3.96	$ 8.40
Total Return B,C,D	45.60%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.27% A	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.40% A	1.36%	1.40%	1.45% A
Net investment income (loss)	(1.19)% A	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,279	$ 970	$ 371	$ 934
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	2.56	1.64	(4.39)	(1.56)
Total from investment operations	2.51	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 8.06	$ 5.54	$ 3.95	$ 8.40
Total Return B,C,D	45.49%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.70% A	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.65% A	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.44)% A	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.51	1.62	(4.36)	(1.57)
Total from investment operations	2.45	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 7.93	$ 5.47	$ 3.92	$ 8.37
Total Return B,C,D	44.97%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.14% A	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.15% A	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.94)% A	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.51	1.62	(4.36)	(1.57)
Total from investment operations	2.45	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 7.93	$ 5.47	$ 3.92	$ 8.37
Total Return B,C,D	44.97%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.07% A	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.15% A	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.94)% A	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,248	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	2.59	1.66	(4.41)	(1.56)
Total from investment operations	2.56	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	.01	- G	.01	.01
Net asset value, end of period	$ 8.18	$ 5.61	$ 3.98	$ 8.42
Total Return B,C	45.81%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.62% A	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.15% A	1.11%	1.14%	1.20% A
Net investment income (loss)	(.94)% A	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,534	$ 154	$ 100	$ 283
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,404,114	|
Unrealized depreciation	(293,676)
Net unrealized appreciation (depreciation)	$ 2,110,438
Cost for federal income tax purposes	$ 16,318,383

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments. The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,185	$ 136
Class T	.25%	.25%	6,550	268
Class B	.75%	.25%	13,210	10,045
Class C	.75%	.25%	8,229	2,888
			$ 30,174	$ 13,337

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,260
Class T	1,605
Class B*	14,311
Class C*	3,191
$ 27,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,834	.44*
Class T	8,104	.62*
Class B	7,428	.56*
Class C	3,982	.49*
Institutional Class	201	.05*
	$ 23,549

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,310 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,385
Class T	1.75%	25,439
Class B	2.25%	24,921
Class C	2.25%	14,867
Institutional Class	1.25%	5,544
		$ 86,156

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,643 for the period.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	269,588	109,128	$ 1,942,035	$ 507,048
Shares redeemed	(39,473)	(28,681)	(265,528)	(128,278)
Net increase (decrease)	230,115	80,447	$ 1,676,507	$ 378,770
Class T
Shares sold	274,460	172,249	$ 1,885,430	$ 779,171
Shares redeemed	(100,789)	(57,631)	(645,555)	(255,329)
Net increase (decrease)	173,671	114,618	$ 1,239,875	$ 523,842
Class B
Shares sold	216,282	122,332	$ 1,512,448	$ 576,220
Shares redeemed	(86,498)	(81,826)	(608,602)	(356,626)
Net increase (decrease)	129,784	40,506	$ 903,846	$ 219,594
Class C
Shares sold	288,286	80,758	$ 2,125,797	$ 363,207
Shares redeemed	(63,316)	(66,535)	(475,800)	(282,621)
Net increase (decrease)	224,970	14,223	$ 1,649,997	$ 80,586
Institutional Class
Shares sold	565,373	5,027	$ 4,295,373	$ 23,470
Shares redeemed	(38,736)	(2,812)	(313,347)	(12,835)
Net increase (decrease)	526,637	2,215	$ 3,982,026	$ 10,635

Developing Communications

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Analog Devices, Inc.	6.0
Motorola, Inc.	5.5
Agilent Technologies, Inc.	4.1
Texas Instruments, Inc.	4.0
National Semiconductor Corp.	3.4
Samsung Electronics Co. Ltd.	3.3
ASML Holding NV (NY Shares)	3.3
KLA-Tencor Corp.	3.0
Synopsys, Inc.	2.9
Cadence Design Systems, Inc.	2.4
37.9
Top Industries as of January 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	58.5%
Electronic Equipment & Instruments	18.2%
Communications Equipment	9.3%
Software	5.6%
Computers & Peripherals	3.7%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Affymetrix, Inc. (a)	4,000	$ 125,400
COMMUNICATIONS EQUIPMENT - 9.3%
Alcatel SA sponsored ADR (a)	10,000	167,500
Emulex Corp. (a)	6,000	162,780
Harris Corp.	25,000	1,217,000
InterDigital Communication Corp. (a)	5,000	121,600
Motorola, Inc.	225,000	3,730,500
Nortel Networks Corp. (a)	10,000	78,200
QLogic Corp. (a)	9,200	413,632
Scientific-Atlanta, Inc.	10,000	338,400
TOTAL COMMUNICATIONS EQUIPMENT		6,229,612
COMPUTERS & PERIPHERALS - 3.7%
Ambit Microsystems Corp.	71,500	217,935
Hutchinson Technology, Inc. (a)	35,600	1,051,268
Maxtor Corp. (a)	15,000	138,750
Quanta Computer, Inc.	120,175	295,926
Storage Technology Corp. (a)	10,000	290,000
Western Digital Corp. (a)	50,000	511,500
TOTAL COMPUTERS & PERIPHERALS		2,505,379
ELECTRONIC EQUIPMENT & INSTRUMENTS - 18.2%
Agilent Technologies, Inc. (a)	74,750	2,755,285
Amphenol Corp. Class A (a)	18,280	1,207,760
Arrow Electronics, Inc. (a)	20,000	535,200
AVX Corp.	40,000	696,400
Brightpoint, Inc. (a)	7,500	164,025
Electro Scientific Industries, Inc. (a)	5,000	128,500
Flextronics International Ltd. (a)	50,000	950,000
Hon Hai Precision Industries Co. Ltd.	121,000	563,213
Jabil Circuit, Inc. (a)	30,000	888,000
National Instruments Corp.	2,000	98,540
Nidec Corp.	8,000	800,227
Solectron Corp. (a)	115,000	816,500
Tektronix, Inc.	35,000	1,087,450
Veeco Instruments, Inc. (a)	5,000	150,500
Vishay Intertechnology, Inc. (a)	60,000	1,394,400
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,236,000
HOUSEHOLD DURABLES - 0.7%
Garmin Ltd.	3,000	159,420
Koninklijke Philips Electronics NV (NY Shares)	10,000	301,600
TOTAL HOUSEHOLD DURABLES		461,020
IT SERVICES - 0.8%
The BISYS Group, Inc. (a)	30,000	540,000
OFFICE ELECTRONICS - 0.4%
Canon, Inc. ADR	5,000	255,900

	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 58.5%
Agere Systems, Inc.:
Class A (a)	16,300	$ 62,755
Class B (a)	93,600	341,640
Altera Corp. (a)	58,500	1,309,815
Analog Devices, Inc.	84,950	4,064,858
Applied Materials, Inc. (a)	69,960	1,522,330
ARM Holdings PLC sponsored ADR (a)	40,000	272,000
ASM International NV (Nasdaq) (a)	20,000	496,600
ASM Pacific Technology Ltd.	75,500	347,586
ASML Holding NV (NY Shares) (a)	114,300	2,201,418
Asyst Technologies, Inc. (a)	30,000	459,600
ATMI, Inc. (a)	25,413	673,953
Axcelis Technologies, Inc. (a)	19,200	243,648
Cabot Microelectronics Corp. (a)	5,000	227,000
Catalyst Semiconductor, Inc. (a)	20,000	157,000
Cohu, Inc.	22,200	450,882
Credence Systems Corp. (a)	11,400	161,652
Cree, Inc. (a)	15,000	376,050
Cymer, Inc. (a)	8,000	352,080
Cypress Semiconductor Corp. (a)	11,700	248,040
Entegris, Inc. (a)	10,000	127,600
Fairchild Semiconductor International, Inc. (a)	700	17,150
FormFactor, Inc.	22,200	413,364
FSI International, Inc. (a)	10,000	86,900
Helix Technology, Inc.	40	960
Integrated Circuit Systems, Inc. (a)	35,000	901,250
Integrated Device Technology, Inc. (a)	10,250	186,755
Intel Corp.	49,690	1,520,514
Intersil Corp. Class A	15,000	393,600
KLA-Tencor Corp. (a)	34,990	1,996,879
Lam Research Corp. (a)	48,130	1,287,478
Lattice Semiconductor Corp. (a)	45,000	482,850
Linear Technology Corp.	40,040	1,601,600
LSI Logic Corp. (a)	28,200	290,178
Marvell Technology Group Ltd. (a)	2,500	104,000
Maxim Integrated Products, Inc.	10,254	524,492
MEMC Electronic Materials, Inc. (a)	3,300	34,716
Micron Technology, Inc. (a)	25,360	408,550
Mindspeed Technologies, Inc. (a)	20,600	199,614
National Semiconductor Corp. (a)	59,960	2,305,462
Novellus Systems, Inc. (a)	20	681
NPTest Holding Corp.	4,600	52,440
NVIDIA Corp. (a)	50,000	1,112,500
Photronics, Inc. (a)	25,000	486,000
Rohm Co. Ltd.	6,000	757,304
Samsung Electronics Co. Ltd.	4,940	2,209,610
Sigmatel, Inc.	5,100	127,500
Siliconix, Inc. (a)	11,800	574,188
Skyworks Solutions, Inc. (a)	10,000	106,900
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	54,010	603,832
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Teradyne, Inc. (a)	45,030	$ 1,211,307
Texas Instruments, Inc.	84,980	2,664,123
Tokyo Electron Ltd.	14,400	1,022,445
Trident Microsystems, Inc. (a)	20,000	349,200
United Microelectronics Corp. sponsored ADR (a)	46	249
Varian Semiconductor Equipment Associates, Inc. (a)	8,000	389,920
Xilinx, Inc. (a)	20,620	864,184
Zoran Corp. (a)	1,509	28,943
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		39,414,145
SOFTWARE - 5.6%
Cadence Design Systems, Inc. (a)	99,983	1,656,718
Red Hat, Inc. (a)	6,100	116,083
Synopsys, Inc. (a)	55,000	1,940,950
Vastera, Inc. (a)	19,800	71,478
TOTAL SOFTWARE		3,785,229
TOTAL COMMON STOCKS (Cost $54,551,097)		65,552,685
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.08% (b) (Cost $2,171,985)	2,171,985	2,171,985
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $56,723,082)	67,724,670
NET OTHER ASSETS - (0.6)%	(371,715)
NET ASSETS - 100%	$ 67,352,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,762,243 and $7,851,525, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $599 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Netherlands	4.5%
Japan	4.2%
Korea (South)	3.3%
Taiwan	2.4%
Singapore	1.4%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $11,701,000 of which $5,873,000 and $5,828,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $7,269,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $372,450) (cost $56,723,082) - See accompanying schedule		$ 67,724,670
Foreign currency held at value (cost $221,770)		225,019
Receivable for fund shares sold		407,450
Dividends receivable		24,132
Interest receivable		1,712
Prepaid expenses		266
Other affiliated receivables		175
Other receivables		4,997
Total assets		68,388,421
Liabilities
Payable for investments purchased	$ 397,539
Payable for fund shares redeemed	132,511
Accrued management fee	43,968
Distribution fees payable	40,131
Other affiliated payables	23,065
Other payables and accrued expenses	19,502
Collateral on securities loaned, at value	378,750
Total liabilities		1,035,466
Net Assets		$ 67,352,955
Net Assets consist of:
Paid in capital		$ 75,186,732
Accumulated net investment loss		(481,813)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,357,217)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,005,253
Net Assets		$ 67,352,955
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,580,233 ÷ 1,470,210 shares)		$ 8.56
Maximum offering price per share (100/94.25 of $8.56)		$ 9.08
Class T: Net Asset Value and redemption price per share ($19,007,664 ÷ 2,234,858 shares)		$ 8.51
Maximum offering price per share (100/96.50 of $8.51)		$ 8.82
Class B: Net Asset Value and offering price per share ($15,907,985 ÷ 1,897,093 shares)A		$ 8.39
Class C: Net Asset Value and offering price per share ($19,032,976 ÷ 2,273,215 shares)A		$ 8.37
Institutional Class: Net Asset Value, offering price and redemption price per share ($824,097 ÷ 95,399 shares)		$ 8.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 73,591
Interest		10,064
Security lending		2,279
Total income		85,934

Expenses
Management fee	$ 169,551
Transfer agent fees	118,969
Distribution fees	207,263
Accounting and security lending fees	27,707
Non-interested trustees' compensation	121
Custodian fees and expenses	8,966
Registration fees	38,242
Audit	19,238
Legal	70
Miscellaneous	179
Total expenses before reductions	590,306
Expense reductions	(22,559)	567,747
Net investment income (loss)		(481,813)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,677,016
Foreign currency transactions	(1,828)
Total net realized gain (loss)		1,675,188
Change in net unrealized appreciation (depreciation) on: Investment securities	13,167,958
Assets and liabilities in foreign currencies	3,718
Total change in net unrealized appreciation (depreciation)		13,171,676
Net gain (loss)		14,846,864
Net increase (decrease) in net assets resulting from operations		$ 14,365,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (481,813)	$ (522,102)
Net realized gain (loss)	1,675,188	(11,837,556)
Change in net unrealized appreciation (depreciation)	13,171,676	18,576,586
Net increase (decrease) in net assets resulting from operations	14,365,051	6,216,928
Share transactions - net increase (decrease)	5,477,900	5,255,566
Redemption fees	11,142	32,181
Total increase (decrease) in net assets	19,854,093	11,504,675

Net Assets
Beginning of period	47,498,862	35,994,187
End of period (including accumulated net investment loss of $481,813 and $0, respectively	$ 67,352,955	$ 47,498,862

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	2.02	1.07	(3.96)	(.35)
Total from investment operations	1.97	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	-H	.01	.01	.01
Net asset value, end of period	$ 8.56	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	29.89%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.55%A	1.89%	1.68%	2.57%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.49%A	1.46%	1.49%	1.49%A
Net investment income (loss)	(1.20)%A	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,580	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	2.01	1.07	(3.96)	(.33)
Total from investment operations	1.95	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	-H	.01	.01	.01
Net asset value, end of period	$ 8.51	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	29.73%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.82%A	2.14%	1.91%	2.81%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.74%A	1.71%	1.74%	1.74%A
Net investment income (loss)	(1.44)%A	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,008	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.98	1.06	(3.93)	(.33)
Total from investment operations	1.91	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	-H	-H	.01	.01
Net asset value, end of period	$ 8.39	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	29.48%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.41%A	2.76%	2.43%	3.34%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.24%A	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.94)%A	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,908	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.97	1.06	(3.93)	(.33)
Total from investment operations	1.90	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	-H	-H	.01	.01
Net asset value, end of period	$ 8.37	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	29.37%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.24%A	2.52%	2.34%	3.25%A
Expenses net of voluntary waivers, if any	2.24%A	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.23%A	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.94)%A	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,033	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	2.03	1.07	(3.97)	(.34)
Total from investment operations	2.00	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	-G	.01	.01	.01
Net asset value, end of period	$ 8.64	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	30.12%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.12%A	1.46%	1.31%	2.16%A
Expenses net of voluntary waivers, if any	1.12%A	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.11%A	1.21%	1.24%	1.24%A
Net investment income (loss)	(.82)%A	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 824	$ 625	$ 1,184	$ 622
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 14,234,581	|
Unrealized depreciation	(4,280,546)
Net unrealized appreciation (depreciation)	$ 9,954,035
Cost for federal income tax purposes	$ 57,770,635

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,957	$ -
Class T	.25%	.25%	43,470	-
Class B	.75%	.25%	67,463	50,597
Class C	.75%	.25%	83,373	15,749
			$ 207,263	$ 66,346

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,406
Class T	3,601
Class B*	16,582
Class C*	1,131
$ 34,720

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,490	.40*
Class T	35,910	.41*
Class B	34,031	.51*
Class C	27,745	.33*
Institutional Class	793	.22*
	$ 118,969

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,514 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 2,587
Class T	1.75%	6,043
Class B	2.25%	11,076
		$ 19,706

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,853 for the period.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	631,533	890,305	$ 4,993,230	$ 4,733,982
Shares redeemed	(393,258)	(540,592)	(3,093,522)	(2,676,332)
Net increase (decrease)	238,275	349,713	$ 1,899,708	$ 2,057,650
Class T
Shares sold	392,022	732,407	$ 3,033,460	$ 3,899,064
Shares redeemed	(347,475)	(633,473)	(2,634,180)	(3,094,794)
Net increase (decrease)	44,547	98,934	$ 399,280	$ 804,270
Class B
Shares sold	440,532	983,554	$ 3,428,205	$ 5,591,186
Shares redeemed	(292,646)	(749,700)	(2,190,060)	(3,905,482)
Net increase (decrease)	147,886	233,854	$ 1,238,145	$ 1,685,704
Class C
Shares sold	454,183	702,366	$ 3,461,423	$ 3,686,077
Shares redeemed	(199,650)	(484,780)	(1,538,720)	(2,418,447)
Net increase (decrease)	254,533	217,586	$ 1,922,703	$ 1,267,630
Institutional Class
Shares sold	24,115	40,336	$ 190,461	$ 222,173
Shares redeemed	(22,794)	(157,790)	(172,397)	(781,861)
Net increase (decrease)	1,321	(117,454)	$ 18,064	$ (559,688)

Electronics

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
American International Group, Inc.	5.1
Fannie Mae	4.6
Citigroup, Inc.	4.2
Sovereign Bancorp, Inc.	3.9
Bank of America Corp.	3.3
MBNA Corp.	3.3
American Express Co.	3.1
Wells Fargo & Co.	3.0
Berkshire Hathaway, Inc. Class B	2.9
J.P. Morgan Chase & Co.	2.8
36.2
Top Industries as of January 31, 2004
% of fund's net assets
Commercial Banks	24.0%
Insurance	23.6%
Capital Markets	17.0%
Thrifts & Mortgage Finance	15.5%
Consumer Finance	8.5%
All Others *	11.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.0%
A.G. Edwards, Inc.	25,000	$ 951,250
Ameritrade Holding Corp. (a)	284,000	4,501,400
Bank of New York Co., Inc.	209,960	6,666,230
Bear Stearns Companies, Inc.	36,700	3,022,245
Charles Schwab Corp.	107,626	1,355,011
E*TRADE Group, Inc. (a)	111,700	1,562,683
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,851,147
Franklin Resources, Inc.	60,700	3,506,639
Goldman Sachs Group, Inc.	94,200	9,377,610
Investors Financial Services Corp.	52,000	2,154,880
J.P. Morgan Chase & Co.	408,190	15,874,509
LaBranche & Co., Inc.	31,500	314,370
Lehman Brothers Holdings, Inc.	68,400	5,615,640
Mellon Financial Corp.	153,900	5,034,069
Merrill Lynch & Co., Inc.	202,100	11,881,459
Morgan Stanley	234,200	13,632,782
National Financial Partners Corp.	900	29,871
Northern Trust Corp.	128,600	6,108,500
Piper Jaffray Companies (a)	2,479	116,389
Waddell & Reed Financial, Inc. Class A	47,567	1,262,428
TOTAL CAPITAL MARKETS		95,819,112
COMMERCIAL BANKS - 24.0%
Banco Popolare di Verona e Novara	107,100	1,920,430
Bank of America Corp.	230,904	18,809,440
Bank of Hawaii Corp.	53,500	2,342,765
Bank of the Ozarks, Inc.	21,760	492,864
Bank One Corp.	231,582	11,720,365
Banknorth Group, Inc.	86,800	2,794,960
BB&T Corp.	114,900	4,262,790
Comerica, Inc.	33,900	1,936,029
Commerce Bancorp, Inc., New Jersey	10,773	630,759
East West Bancorp, Inc.	36,000	1,882,800
Fifth Third Bancorp	47,263	2,731,329
FleetBoston Financial Corp.	160,576	7,158,478
KeyCorp	98,600	3,065,474
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	201,200	1,555,276
National Bank of Canada	209,100	6,918,460
Royal Bank of Canada	165,700	7,900,538
SouthTrust Corp.	79,700	2,709,003
SunTrust Banks, Inc.	99,500	7,199,820
Synovus Financial Corp.	64,000	1,606,400
U.S. Bancorp, Delaware	457,800	12,942,006
UCBH Holdings, Inc.	91,200	3,635,232
UnionBanCal Corp.	50,800	2,696,972
Valley National Bancorp	19,215	546,859

	Shares	Value (Note 1)
Wachovia Corp.	228,920	$ 10,585,261
Wells Fargo & Co.	297,100	17,056,511
TOTAL COMMERCIAL BANKS		135,100,821
CONSUMER FINANCE - 8.5%
American Express Co.	333,300	17,278,272
Asta Funding, Inc.	42,600	1,575,348
Capital One Financial Corp.	61,700	4,385,636
MBNA Corp.	692,475	18,669,126
Metris Companies, Inc.	187,000	1,129,480
SLM Corp.	121,600	4,669,440
TOTAL CONSUMER FINANCE		47,707,302
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	34,968
CIT Group, Inc.	67,000	2,540,640
Citigroup, Inc.	475,469	23,526,206
Encore Capital Group, Inc. (a)	67,500	1,171,125
Euronext NV	49,600	1,283,721
Principal Financial Group, Inc.	34,300	1,190,210
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,746,870
INSURANCE - 23.6%
ACE Ltd.	170,500	7,403,110
AFLAC, Inc.	133,500	4,923,480
Allmerica Financial Corp. (a)	600	20,808
Allstate Corp.	203,700	9,260,202
AMBAC Financial Group, Inc.	61,650	4,609,571
American Equity Investment Life Holding Co.	60,300	720,585
American International Group, Inc.	411,660	28,589,785
Aon Corp.	59,400	1,459,458
Arch Capital Group Ltd. (a)	28,100	1,232,466
Berkshire Hathaway, Inc. Class B (a)	5,524	16,467,044
Cincinnati Financial Corp.	33,730	1,461,184
Everest Re Group Ltd.	40,300	3,428,724
Fidelity National Financial, Inc.	77,500	3,193,775
Hartford Financial Services Group, Inc.	113,900	7,328,326
HCC Insurance Holdings, Inc.	29,800	917,840
Lincoln National Corp.	37,600	1,660,040
Marsh & McLennan Companies, Inc.	81,000	3,801,330
MBIA, Inc.	52,100	3,282,300
MetLife, Inc.	225,200	7,555,460
Montpelier Re Holdings Ltd.	24,500	948,150
Nationwide Financial Services, Inc. Class A	36,400	1,304,940
Old Republic International Corp.	87,000	2,250,690
PartnerRe Ltd.	30,400	1,781,136
Protective Life Corp.	17,200	608,880
RenaissanceRe Holdings Ltd.	67,000	3,454,520
Scottish Annuity & Life Holdings Ltd.	12,900	279,801
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
St. Paul Companies, Inc.	39,700	$ 1,672,561
StanCorp Financial Group, Inc.	22,600	1,469,000
Sun Life Financial, Inc.	161,200	4,310,668
Torchmark Corp.	18,600	882,384
Travelers Property Casualty Corp.:
Class A	266,136	4,833,030
Class B	62,328	1,128,137
UICI (a)	46,500	590,550
TOTAL INSURANCE		132,829,935
REAL ESTATE - 4.5%
Apartment Investment & Management Co. Class A	143,000	5,030,740
AvalonBay Communities, Inc.	21,700	1,065,470
CBL & Associates Properties, Inc.	12,146	734,226
Duke Realty Corp.	66,000	2,169,420
Equity Residential (SBI)	187,000	5,441,700
Federal Realty Investment Trust (SBI)	43,100	1,779,599
Highwoods Properties, Inc. (SBI)	43,900	1,198,470
Manufactured Home Communities, Inc.	14,200	477,120
Reckson Associates Realty Corp.	25,400	648,970
Shurgard Storage Centers, Inc.	15,600	592,956
Simon Property Group, Inc.	61,700	3,211,485
The Mills Corp.	14,900	700,896
Vornado Realty Trust	34,800	1,947,060
TOTAL REAL ESTATE		24,998,112
THRIFTS & MORTGAGE FINANCE - 15.5%
Astoria Financial Corp.	33,200	1,310,404
Countrywide Financial Corp.	57,625	4,814,569
Doral Financial Corp.	162,300	5,269,881
Fannie Mae	338,135	26,070,209
FirstFed Financial Corp., Delaware (a)	48,000	2,052,480
Golden West Financial Corp., Delaware	110,200	11,431,046
Hudson City Bancorp, Inc.	60,100	2,370,945
MGIC Investment Corp.	41,100	2,833,434
NetBank, Inc.	207,500	2,365,500
New York Community Bancorp, Inc.	74,800	3,085,500
Northwest Bancorp, Inc.	41,700	937,416
Radian Group, Inc.	10,455	486,785
Sovereign Bancorp, Inc.	972,000	21,976,920
Washington Federal, Inc.	75,200	2,105,600
TOTAL THRIFTS & MORTGAGE FINANCE		87,110,689
TOTAL COMMON STOCKS (Cost $425,082,894)		553,312,841
Money Market Funds - 1.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	4,554,122	$ 4,554,122
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,088,325	1,088,325
TOTAL MONEY MARKET FUNDS (Cost $5,642,447)		5,642,447
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $430,725,341)		558,955,288
NET OTHER ASSETS - 0.6%		3,596,308
NET ASSETS - 100%		$ 562,551,596
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $131,736,533 and $176,969,022, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,348 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $23,103,000 of which $876,000, $3,264,000 and $18,963,000 will expire on July 31, 2007, 2008 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,118,504) (cost $430,725,341) - See accompanying schedule		$ 558,955,288
Receivable for investments sold		5,649,697
Receivable for fund shares sold		452,604
Dividends receivable		883,975
Interest receivable		1,513
Prepaid expenses		2,813
Other receivables		32,768
Total assets		565,978,658
Liabilities
Payable for investments purchased	$ 141,671
Payable for fund shares redeemed	1,387,031
Accrued management fee	269,606
Distribution fees payable	344,809
Other affiliated payables	171,190
Other payables and accrued expenses	24,430
Collateral on securities loaned, at value	1,088,325
Total liabilities		3,427,062
Net Assets		$ 562,551,596
Net Assets consist of:
Paid in capital		$ 428,818,834
Distributions in excess of net investment income		(417,724)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,921,326
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,229,160
Net Assets		$ 562,551,596
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,109,104 ÷ 2,780,978 shares)		$ 23.05
Maximum offering price per share (100/94.25 of $23.05)		$ 24.46
Class T: Net Asset Value and redemption price per share ($169,173,105 ÷ 7,363,093 shares)		$ 22.98
Maximum offering price per share (100/96.50 of $22.98)		$ 23.81
Class B: Net Asset Value and offering price per share ($210,390,375 ÷ 9,313,091 shares) A		$ 22.59
Class C: Net Asset Value and offering price per share ($104,010,123 ÷ 4,603,795 shares) A		$ 22.59
Institutional: Net Asset Value, offering price and redemption price per share ($14,868,889 ÷ 640,418 shares)		$ 23.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,955,133
Interest		8,711
Security lending		33,695
Total income		4,997,539

Expenses
Management fee	$ 1,542,779
Transfer agent fees	912,305
Distribution fees	1,970,990
Accounting and security lending fees	97,193
Non-interested trustees' compensation	1,590
Custodian fees and expenses	9,204
Registration fees	41,369
Audit	19,712
Legal	855
Miscellaneous	2,212
Total expenses before reductions	4,598,209
Expense reductions	(46,436)	4,551,773
Net investment income (loss)		445,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,841,650
Foreign currency transactions	4,092
Total net realized gain (loss)		31,845,742
Change in net unrealized appreciation (depreciation) on: Investment securities	47,146,566
Assets and liabilities in foreign currencies	509
Total change in net unrealized appreciation (depreciation)		47,147,075
Net gain (loss)		78,992,817
Net increase (decrease) in net assets resulting from operations		$ 79,438,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 445,766	$ 2,210,845
Net realized gain (loss)	31,845,742	2,197,120
Change in net unrealized appreciation (depreciation)	47,147,075	48,537,174
Net increase (decrease) in net assets resulting from operations	79,438,583	52,945,139
Distributions to shareholders from net investment income	(1,712,500)	(1,354,216)
Share transactions - net increase (decrease)	(35,059,099)	(91,318,552)
Redemption fees	45,807	20,838
Total increase (decrease) in net assets	42,712,791	(39,706,791)

Net Assets
Beginning of period	519,838,805	559,545,596
End of period (including distributions in excess of net investment income of $417,724 and undistributed net investment income of $849,010, respectively)	$ 562,551,596	$ 519,838,805

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Income from Investment Operations
Net investment income (loss) E	.07	.16	.12	.15	.15	.12
Net realized and unrealized gain (loss)	3.15	2.07	(2.60)	2.20	.73	(.31)
Total from investment operations	3.22	2.23	(2.48)	2.35	.88	(.19)
Distributions from net investment income	(.15)	(.08)	(.14)	(.19)	(.09)	(.06)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.15)	(.08)	(.14)	(.19)	(.09)	(1.07)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 23.05	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Total Return B,C,D	16.20%	12.57%	(12.16)%	12.86%	5.12%	.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of voluntary waivers, if any	1.26% A	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of all reductions	1.24% A	1.27%	1.23%	1.18%	1.22%	1.23%
Net investment income (loss)	.63% A	.89%	.60%	.77%	.92%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,109	$ 57,255	$ 60,475	$ 78,115	$ 48,088	$ 27,440
Portfolio turnover rate	50%A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Income from Investment Operations
Net investment income (loss) E	.04	.12	.07	.11	.12	.09
Net realized and unrealized gain (loss)	3.15	2.07	(2.59)	2.19	.71	(.30)
Total from investment operations	3.19	2.19	(2.52)	2.30	.83	(.21)
Distributions from net investment income	(.11)	(.06)	(.09)	(.13)	(.05)	(.03)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.11)	(.06)	(.09)	(.13)	(.05)	(1.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.98	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Total Return B, C, D	16.09%	12.37%	(12.39)%	12.64%	4.84%	.53%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of voluntary waivers, if any	1.48% A	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of all reductions	1.46% A	1.49%	1.45%	1.41%	1.44%	1.46%
Net investment income (loss)	.41% A	.67%	.38%	.54%	.70%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,173	$ 157,238	$ 169,429	$ 234,268	$ 179,862	$ 123,361
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.03)	- G	.03	- G
Net realized and unrealized gain (loss)	3.09	2.03	(2.55)	2.16	.70	(.29)
Total from investment operations	3.08	2.06	(2.58)	2.16	.73	(.29)
Distributions from net investment income	(.02)	(.03)	-	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.02)	(.03)	-	(.03)	-	(1.03)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.59	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Total Return B, C, D	15.78%	11.80%	(12.85)%	12.03%	4.30%	.05%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of voluntary waivers, if any	2.00% A	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of all reductions	1.99% A	1.99%	1.97%	1.94%	1.98%	1.98%
Net investment income (loss)	(.11)% A	.17%	(.14)%	.01%	.16%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,390	$ 193,373	$ 206,460	$ 269,612	$ 150,880	$ 94,072
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	(.02)	.01	.03	- G
Net realized and unrealized gain (loss)	3.09	2.03	(2.54)	2.15	.70	(.29)
Total from investment operations	3.08	2.07	(2.56)	2.16	.73	(.29)
Distributions from net investment income	(.02)	(.03)	-	(.07)	(.02)	(.03)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.02)	(.03)	-	(.07)	(.02)	(1.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.59	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Total Return B, C, D	15.78%	11.86%	(12.77)%	12.03%	4.30%	.07%
Ratios to Average Net Assets F
Expenses before expense reductions	1.96% A	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of voluntary waivers, if any	1.96% A	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of all reductions	1.94% A	1.95%	1.92%	1.90%	1.93%	1.94%
Net investment income (loss)	(.07)% A	.22%	(.09)%	.05%	.21%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,010	$ 97,434	$ 107,899	$ 149,160	$ 83,078	$ 36,552
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.11	.24	.19	.22	.21	.18
Net realized and unrealized gain (loss)	3.18	2.09	(2.62)	2.22	.72	(.30)
Total from investment operations	3.29	2.33	(2.43)	2.44	.93	(.12)
Distributions from net investment income	(.24)	(.11)	(.21)	(.24)	(.15)	(.08)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.24)	(.11)	(.21)	(.24)	(.15)	(1.09)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 23.22	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Total Return B, C	16.44%	13.07%	(11.84)%	13.29%	5.40%	1.12%
Ratios to Average Net Assets E
Expenses before expense reductions	.86% A	.88%	.89%	.87%	.90%	.93%
Expenses net of voluntary waivers, if any	.86% A	.88%	.89%	.87%	.90%	.93%
Expenses net of all reductions	.84% A	.84%	.85%	.84%	.87%	.92%
Net investment income (loss)	1.03% A	1.32%	.98%	1.10%	1.27%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,869	$ 14,539	$ 15,283	$ 17,966	$ 9,749	$ 11,956
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of the distributions received from Real Estate Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/ or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 130,391,641	|
Unrealized depreciation	(4,047,753)
Net unrealized appreciation (depreciation)	$ 126,343,888
Cost for federal income tax purposes	$ 432,611,400

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 74,237	$ -
Class T	.25%	.25%	401,242	-
Class B	.75%	.25%	997,202	747,902
Class C	.75%	.25%	498,309	33,225
			$ 1,970,990	$ 781,127

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,212
Class T	6,049
Class B*	253,479
Class C*	2,983
$ 274,723

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 108,833	.37*
Class T	269,800	.34*
Class B	360,178	.36*
Class C	157,759	.32*
Institutional Class	15,735	.22*
	$ 912,305

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,693 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $46,436 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 420,388	$ 252,487
Class T	838,200	523,447
Class B	192,420	326,913
Class C	96,068	167,726
Institutional Class	165,424	83,643
Total	$ 1,712,500	$ 1,354,216

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	256,949	466,106	$ 5,496,273	$ 8,361,698
Reinvestment of distributions	18,128	12,924	378,139	225,396
Shares redeemed	(359,795)	(1,005,991)	(7,599,565)	(17,596,177)
Net increase (decrease)	(84,718)	(526,961)	$ (1,725,153)	$ (9,009,083)
Class T
Shares sold	348,175	786,561	$ 7,354,288	$ 14,027,178
Reinvestment of distributions	37,421	27,729	777,298	482,206
Shares redeemed	(925,062)	(2,445,445)	(19,431,369)	(42,791,925)
Net increase (decrease)	(539,466)	(1,631,155)	$ (11,299,783)	$ (28,282,541)
Class B
Shares sold	284,592	669,921	$ 5,884,045	$ 11,895,054
Reinvestment of distributions	7,853	15,797	162,958	270,445
Shares redeemed	(880,419)	(2,581,642)	(18,283,804)	(44,031,477)
Net increase (decrease)	(587,974)	(1,895,924)	$ (12,236,801)	$ (31,865,978)
Class C
Shares sold	436,794	411,834	$ 8,946,363	$ 7,357,880
Reinvestment of distributions	3,576	7,556	74,191	129,283
Shares redeemed	(826,215)	(1,598,865)	(17,072,375)	(27,368,101)
Net increase (decrease)	(385,845)	(1,179,475)	$ (8,051,821)	$ (19,880,938)
Institutional Class
Shares sold	24,495	104,118	$ 527,317	$ 1,915,337
Reinvestment of distributions	5,506	3,152	115,490	55,316
Shares redeemed	(110,507)	(237,964)	(2,388,348)	(4,250,665)
Net increase (decrease)	(80,506)	(130,694)	$ (1,745,541)	$ (2,280,012)

Financial Services

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Johnson & Johnson	10.0
Pfizer, Inc.	8.0
Medtronic, Inc.	6.3
Merck & Co., Inc.	5.0
Genentech, Inc.	4.8
Eli Lilly & Co.	4.7
Abbott Laboratories	4.6
Amgen, Inc.	4.6
Baxter International, Inc.	4.4
Boston Scientific Corp.	4.1
56.5
Top Industries as of January 31, 2004
% of fund's net assets
Pharmaceuticals	44.0%
Health Care Equipment & Supplies	22.4%
Health Care Providers & Services	16.9%
Biotechnology	15.5%
All Others *	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.5%
Alkermes, Inc. (a)	466,100	$ 6,982,178
Amgen, Inc. (a)	614,900	39,654,901
Biogen Idec, Inc. (a)	118,900	5,087,731
Celgene Corp. (a)	102,100	4,125,861
Genentech, Inc. (a)	429,900	41,055,450
Genzyme Corp. - General Division (a)	172,700	9,472,595
Gilead Sciences, Inc. (a)	117,300	6,436,251
ImClone Systems, Inc. (a)	49,500	2,027,520
MedImmune, Inc. (a)	180,730	4,247,155
Millennium Pharmaceuticals, Inc. (a)	504,600	8,901,144
Neurocrine Biosciences, Inc. (a)	85,600	4,844,104
Protein Design Labs, Inc. (a)	59,600	1,203,920
TOTAL BIOTECHNOLOGY		134,038,810
HEALTH CARE EQUIPMENT & SUPPLIES - 22.4%
Alcon, Inc.	155,700	9,966,357
Baxter International, Inc.	1,307,000	38,099,050
Biomet, Inc.	466,975	18,053,254
Boston Scientific Corp. (a)	862,700	35,189,533
Edwards Lifesciences Corp. (a)	315,300	10,981,899
Medtronic, Inc.	1,103,496	54,314,073
Novoste Corp. (c)	12,500	66,375
ResMed, Inc. (a)	66,300	2,920,515
Respironics, Inc. (a)	59,200	2,915,008
St. Jude Medical, Inc. (a)	291,600	20,951,460
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		193,457,524
HEALTH CARE PROVIDERS & SERVICES - 16.9%
Aetna, Inc.	70,860	4,960,200
Caremark Rx, Inc. (a)	522,500	13,976,875
Covance, Inc. (a)	59,400	1,700,622
Coventry Health Care, Inc. (a)	74,400	4,932,720
Express Scripts, Inc. (a)	199,100	13,771,747
HCA, Inc.	218,200	9,797,180
Health Management Associates, Inc. Class A	214,000	5,245,140
Henry Schein, Inc. (a)	118,300	8,297,562
Humana, Inc. (a)	126,300	2,946,579
IMS Health, Inc.	190,200	4,893,846
Laboratory Corp. of America Holdings (a)	102,600	4,381,020
Omnicare, Inc.	167,600	7,379,428
PacifiCare Health Systems, Inc. (a)	336,090	11,040,557
Patterson Dental Co. (a)	25,400	1,675,130
Quest Diagnostics, Inc.	59,700	5,074,500
Tenet Healthcare Corp. (a)	354,500	4,395,800
UnitedHealth Group, Inc.	562,000	34,214,560
WebMD Corp. (a)	828,800	7,459,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		146,142,666

	Shares	Value (Note 1)
PHARMACEUTICALS - 44.0%
Abbott Laboratories	927,820	$ 39,970,486
Allergan, Inc.	106,300	8,806,955
Barr Pharmaceuticals, Inc. (a)	60,000	4,517,400
Biovail Corp. (a)	220,470	4,940,737
Eli Lilly & Co.	596,400	40,579,056
Endo Pharmaceuticals Holdings, Inc. (a)	89,000	1,925,070
Forest Laboratories, Inc. (a)	283,300	21,103,017
Hollis-Eden Pharmaceutcals, Inc. (a)	286,100	4,231,419
IVAX Corp. (a)	231,000	5,775,000
Johnson & Johnson	1,617,962	86,431,529
King Pharmaceuticals, Inc. (a)	169,100	2,820,588
Merck & Co., Inc.	910,500	43,339,800
Novartis AG sponsored ADR	102,000	4,605,300
Perrigo Co.	148,200	2,470,494
Pfizer, Inc.	1,890,320	69,242,422
Schering-Plough Corp.	770,700	13,518,078
Sepracor, Inc. (a)	60,100	1,625,705
Watson Pharmaceuticals, Inc. (a)	102,300	4,757,973
Wyeth	457,920	18,751,824
TOTAL PHARMACEUTICALS		379,412,853
TOTAL COMMON STOCKS (Cost $770,139,775)		853,051,853
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (d) (Cost $236,500)	43,000	150,500
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 1.08% (b)	18,572,343	18,572,343
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	23,196,325	23,196,325
TOTAL MONEY MARKET FUNDS (Cost $41,768,668)		41,768,668
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $812,144,943)		894,971,021
NET OTHER ASSETS - (3.7)%		(31,711,434)
NET ASSETS - 100%		$ 863,259,587
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $66,375 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $379,351,580 and $443,182,990, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,663 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $92,069,000 of which $78,668,000 and $13,401,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,631,408) (cost $812,144,943) - See accompanying schedule		$ 894,971,021
Receivable for investments sold		1,255,162
Receivable for fund shares sold		678,804
Dividends receivable		231,680
Interest receivable		14,685
Prepaid expenses		4,616
Other affiliated receivables		11
Other receivables		69,924
Total assets		897,225,903
Liabilities
Payable for investments purchased	$ 7,188,998
Payable for fund shares redeemed	2,323,964
Accrued management fee	411,747
Distribution fees payable	517,891
Other affiliated payables	302,405
Other payables and accrued expenses	24,986
Collateral on securities loaned, at value	23,196,325
Total liabilities		33,966,316
Net Assets		$ 863,259,587
Net Assets consist of:
Paid in capital		$ 842,982,066
Accumulated net investment loss		(2,435,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,113,088)
Net unrealized appreciation (depreciation) on investments		82,826,078
Net Assets		$ 863,259,587
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,272,779 ÷ 5,497,276 shares)		$ 19.70
Maximum offering price per share (100/94.25 of $19.70)		$ 20.90
Class T: Net Asset Value and redemption price per share ($265,404,299 ÷ 13,684,854 shares)		$ 19.39
Maximum offering price per share (100/96.50 of $19.39)		$ 20.09
Class B: Net Asset Value and offering price per share ($319,654,285 ÷ 17,074,700 shares) A		$ 18.72
Class C: Net Asset Value and offering price per share ($146,957,153 ÷ 7,839,039 shares) A		$ 18.75
Institutional: Net Asset Value, offering price and redemption price per share ($22,971,071 ÷ 1,146,316 shares)		$ 20.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,602,902
Interest		54,792
Security lending		21,370
Total income		4,679,064

Expenses
Management fee	$ 2,413,174
Transfer agent fees	1,663,042
Distribution fees	3,033,100
Accounting and security lending fees	124,504
Non-interested trustees' compensation	2,512
Custodian fees and expenses	9,071
Registration fees	43,481
Audit	20,294
Legal	1,572
Miscellaneous	3,543
Total expenses before reductions	7,314,293
Expense reductions	(199,760)	7,114,533
Net investment income (loss)		(2,435,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,420,331
Foreign currency transactions	5,472
Total net realized gain (loss)		52,425,803
Change in net unrealized appreciation (depreciation) on: Investment securities	9,477,245
Assets and liabilities in foreign currencies	(6,063)
Total change in net unrealized appreciation (depreciation)		9,471,182
Net gain (loss)		61,896,985
Net increase (decrease) in net assets resulting from operations		$ 59,461,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,435,469)	$ (3,893,423)
Net realized gain (loss)	52,425,803	13,765,258
Change in net unrealized appreciation (depreciation)	9,471,182	71,504,161
Net increase (decrease) in net assets resulting from operations	59,461,516	81,375,996
Share transactions - net increase (decrease)	(60,882,458)	(125,179,240)
Redemption fees	28,086	65,218
Total increase (decrease) in net assets	(1,392,856)	(43,738,026)

Net Assets
Beginning of period	864,652,443	908,390,469
End of period (including accumulated net investment loss of $2,435,469 and $0, respectively)	$ 863,259,587	$ 864,652,443

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Income from Investment Operations
Net investment income (loss) E	(.01)	- G	(.04)	.01	.01	- G
Net realized and unrealized gain (loss)	1.42	1.78	(3.86)	(.50)	3.89	2.20
Total from investment operations	1.41	1.78	(3.90)	(.49)	3.90	2.20
Distributions from net realized gain	-	-	-	(1.12)	(.41)	(.39)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 19.70	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Total Return B, C, D	7.71%	10.78%	(19.11)%	(2.50)%	21.44%	13.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.30% A	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of voluntary waivers, if any	1.30% A	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.25% A	1.27%	1.24%	1.17%	1.18%	1.21%
Net investment income (loss)	(.13)% A	(.01)%	(.23)%	.05%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,273	$ 108,692	$ 103,292	$ 136,304	$ 108,248	$ 66,142
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.09)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.39	1.76	(3.82)	(.49)	3.86	2.19
Total from investment operations	1.36	1.72	(3.91)	(.53)	3.83	2.15
Distributions from net realized gain	-	-	-	(1.12)	(.37)	(.37)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 19.39	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Total Return B, C, D	7.54%	10.55%	(19.34)%	(2.71)%	21.16%	13.54%
Ratios to Average Net Assets F
Expenses before expense reductions	1.53% A	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of voluntary waivers, if any	1.53% A	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of all reductions	1.48% A	1.51%	1.47%	1.41%	1.40%	1.43%
Net investment income (loss)	(.36)% A	(.26)%	(.46)%	(.18)%	(.15)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,404	$ 264,115	$ 274,243	$ 383,643	$ 361,351	$ 248,442
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Income from Investment Operations
Net investment income (loss) E	(.08)	(.12)	(.18)	(.14)	(.13)	(.13)
Net realized and unrealized gain (loss)	1.35	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.27	1.59	(3.90)	(.62)	3.67	2.04
Distributions from net realized gain	-	-	-	(1.12)	(.34)	(.36)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 18.72	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Total Return B, C, D	7.28%	10.03%	(19.74)%	(3.20)%	20.53%	12.96%
Ratios to Average Net Assets F
Expenses before expense reductions	2.04% A	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of voluntary waivers, if any	2.04% A	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of all reductions	2.00% A	1.98%	1.98%	1.93%	1.93%	1.96%
Net investment income (loss)	(.87)% A	(.73)%	(.97)%	(.70)%	(.68)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,654	$ 317,906	$ 334,056	$ 456,851	$ 366,413	$ 225,441
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.17)	(.14)	(.12)	(.12)
Net realized and unrealized gain (loss)	1.35	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.28	1.60	(3.89)	(.62)	3.68	2.05
Distributions from net realized gain	-	-	-	(1.12)	(.36)	(.38)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 18.75	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Total Return B, C, D	7.33%	10.08%	(19.69)%	(3.20)%	20.59%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	1.99% A	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of voluntary waivers, if any	1.99% A	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of all reductions	1.94% A	1.92%	1.93%	1.89%	1.89%	1.92%
Net investment income (loss)	(.82)% A	(.67)%	(.92)%	(.66)%	(.64)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,957	$ 150,576	$ 160,877	$ 229,494	$ 183,264	$ 109,372
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Income from Investment Operations
Net investment income (loss) D	.02	.06	.02	.07	.07	.05
Net realized and unrealized gain (loss)	1.44	1.82	(3.90)	(.50)	3.90	2.21
Total from investment operations	1.46	1.88	(3.88)	(.43)	3.97	2.26
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.12)	(.41)	(.41)
Total distributions	-	-	-	(1.12)	(.44)	(.41)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 20.04	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Total Return B, C	7.86%	11.26%	(18.85)%	(2.21)%	21.77%	14.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.96%	.95%	.91%	.93%	.97%
Expenses net of voluntary waivers, if any	.90% A	.96%	.95%	.91%	.93%	.97%
Expenses net of all reductions	.85% A	.88%	.90%	.89%	.92%	.95%
Net investment income (loss)	.27% A	.37%	.11%	.33%	.33%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,971	$ 23,364	$ 35,923	$ 45,200	$ 40,320	$ 33,540
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 104,266,653	|
Unrealized depreciation	(38,505,311)
Net unrealized appreciation (depreciation)	$ 65,761,342
Cost for federal income tax purposes	$ 829,209,679

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 128,960	$ -
Class T	.25%	.25%	640,082	-
Class B	.75%	.25%	1,544,674	1,158,506
Class C	.75%	.25%	719,384	42,264
			$ 3,033,100	$ 1,200,770

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Health Care

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,270
Class T	19,279
Class B*	420,670
Class C*	6,180
$ 469,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 215,912	.42*
Class T	513,072	.40*
Class B	643,285	.42*
Class C	259,845	.36*
Institutional Class	30,928	.27*
	$ 1,663,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $54,744 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $199,542 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $218.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	542,222	1,203,411	$ 10,044,340	$ 20,267,921
Shares redeemed	(986,804)	(1,518,948)	(17,978,888)	(25,469,009)
Net increase (decrease)	(444,582)	(315,537)	$ (7,934,548)	$ (5,201,088)
Class T
Shares sold	940,358	1,868,517	$ 17,062,853	$ 31,251,267
Shares redeemed	(1,900,609)	(4,033,622)	(34,385,226)	(66,788,799)
Net increase (decrease)	(960,251)	(2,165,105)	$ (17,322,373)	$ (35,537,532)
Class B
Shares sold	593,605	1,399,903	$ 10,379,156	$ 22,699,963
Shares redeemed	(1,733,842)	(4,244,862)	(30,314,353)	(67,782,071)
Net increase (decrease)	(1,140,237)	(2,844,959)	$ (19,935,197)	$ (45,082,108)
Class C
Shares sold	454,377	882,963	$ 7,965,170	$ 14,326,120
Shares redeemed	(1,233,222)	(2,401,732)	(21,548,042)	(38,459,329)
Net increase (decrease)	(778,845)	(1,518,769)	$ (13,582,872)	$ (24,133,209)
Institutional Class
Shares sold	56,017	185,023	$ 1,038,969	$ 3,143,586
Shares redeemed	(167,466)	(1,078,595)	(3,146,437)	(18,368,889)
Net increase (decrease)	(111,449)	(893,572)	$ (2,107,468)	$ (15,225,303)

Health Care

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
BP PLC sponsored ADR	7.4
ChevronTexaco Corp.	6.0
Exxon Mobil Corp.	5.2
ConocoPhillips	5.1
Schlumberger Ltd. (NY Shares)	4.6
Alcoa, Inc.	3.5
Occidental Petroleum Corp.	3.4
Newmont Mining Corp.	2.7
International Paper Co.	2.6
EnCana Corp.	2.4
42.9
Top Industries as of January 31, 2004
% of fund's net assets
Oil & Gas	52.2%
Energy Equipment & Services	22.3%
Metals & Mining	13.0%
Paper & Forest Products	5.9%
Containers & Packaging	1.6%
All Others*	5.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Olin Corp.	22,200	$ 423,354
CONTAINERS & PACKAGING - 1.6%
Packaging Corp. of America	67,400	1,458,536
Pactiv Corp. (a)	20,500	444,645
Smurfit-Stone Container Corp. (a)	180,487	3,111,596
TOTAL CONTAINERS & PACKAGING		5,014,777
ENERGY EQUIPMENT & SERVICES - 22.3%
Baker Hughes, Inc.	153,050	5,368,994
BJ Services Co. (a)	86,200	3,373,868
Cal Dive International, Inc. (a)	13,700	314,826
Cooper Cameron Corp. (a)	12,600	525,420
Diamond Offshore Drilling, Inc.	55,700	1,264,390
ENSCO International, Inc.	158,700	4,522,950
GlobalSantaFe Corp.	113,066	3,086,702
Grant Prideco, Inc. (a)	130,800	1,778,880
Grey Wolf, Inc. (a)	105,200	439,736
Halliburton Co.	83,600	2,520,540
Helmerich & Payne, Inc.	200	5,804
Maverick Tube Corp. (a)	13,300	241,528
Nabors Industries Ltd. (a)	67,100	2,952,400
National-Oilwell, Inc. (a)	80,800	2,077,368
Noble Corp. (a)	41,500	1,539,650
Pason Systems, Inc.	17,900	341,711
Patterson-UTI Energy, Inc. (a)	16,300	563,654
Precision Drilling Corp. (a)	29,000	1,343,764
Pride International, Inc. (a)	111,700	2,105,545
Rowan Companies, Inc. (a)	101,200	2,315,456
Schlumberger Ltd. (NY Shares)	227,800	13,936,804
Smith International, Inc. (a)	152,000	7,365,920
Tidewater, Inc.	24,200	775,610
Transocean, Inc. (a)	37,000	996,780
Varco International, Inc. (a)	73,800	1,601,460
Weatherford International Ltd. (a)	148,400	5,983,488
Willbros Group, Inc. (a)	42,600	548,688
TOTAL ENERGY EQUIPMENT & SERVICES		67,891,936
GAS UTILITIES - 0.4%
Kinder Morgan, Inc.	18,500	1,091,500
METALS & MINING - 13.0%
Aber Diamond Corp. (a)	9,300	324,830
Alcan, Inc.	120,200	5,131,605
Alcoa, Inc.	313,900	10,729,102
Anglo American PLC ADR	12,700	291,986
Apex Silver Mines Ltd. (a)	19,300	389,860
Freeport-McMoRan Copper & Gold, Inc. Class B	150,297	5,539,947
Goldcorp, Inc.	136,300	1,821,379
Inco Ltd. (a)	54,800	2,043,474

	Shares	Value (Note 1)
Inmet Mining Corp. (a)	32,600	$ 392,587
Kinross Gold Corp. (a)	66,500	466,649
Meridian Gold, Inc. (a)	32,800	427,665
Newmont Mining Corp.	193,900	8,077,874
Nucor Corp.	10,000	563,100
Phelps Dodge Corp. (a)	34,700	2,625,749
Rio Tinto PLC sponsored ADR	6,000	648,000
TOTAL METALS & MINING		39,473,807
MULTI-UTILITIES & UNREGULATED POWER - 0.6%
AES Corp. (a)	188,000	1,834,880
OIL & GAS - 52.2%
Anadarko Petroleum Corp.	60,200	3,003,980
Apache Corp.	180,840	6,958,723
BP PLC sponsored ADR	472,948	22,512,323
Burlington Resources, Inc.	123,200	6,743,968
Chesapeake Energy Corp.	182,300	2,271,458
ChevronTexaco Corp.	212,918	18,385,469
ConocoPhillips	236,699	15,593,730
Cross Timbers Royalty Trust	511	13,337
Devon Energy Corp.	119,351	6,738,557
EnCana Corp.	191,232	7,442,652
EOG Resources, Inc.	81,600	3,696,480
Exxon Mobil Corp.	390,360	15,922,784
Kerr-McGee Corp.	390	19,001
Murphy Oil Corp.	22,400	1,356,544
Noble Energy, Inc.	14,100	623,220
Occidental Petroleum Corp.	236,900	10,435,445
Petro-Canada	114,500	4,995,390
Pioneer Natural Resources Co. (a)	101,300	3,233,496
Pogo Producing Co.	40,100	1,599,990
Premcor, Inc. (a)	43,800	1,326,264
Repsol YPF SA sponsored ADR	76,400	1,551,684
Royal Dutch Petroleum Co. (NY Shares)	106,800	5,062,320
Sibneft sponsored ADR	70,700	2,234,120
Southwestern Energy Co. (a)	22,700	468,755
Sunoco, Inc.	61,400	3,404,630
Talisman Energy, Inc.	96,700	5,165,895
Tom Brown, Inc. (a)	15,700	488,270
Total SA sponsored ADR	24,900	2,198,670
Valero Energy Corp.	57,300	3,032,316
XTO Energy, Inc.	69,066	1,811,601
YUKOS Corp. sponsored ADR	18,983	783,998
TOTAL OIL & GAS		159,075,070
PAPER & FOREST PRODUCTS - 5.9%
Bowater, Inc.	28,300	1,266,425
Domtar, Inc.	59,500	690,493
Georgia-Pacific Corp.	94,600	2,658,260
International Paper Co.	184,500	7,798,815
MeadWestvaco Corp.	73,337	1,977,899
Common Stocks - continued
	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - CONTINUED
Slocan Forest Products Ltd. (a)	2,000	$ 23,708
Weyerhaeuser Co.	59,600	3,663,016
TOTAL PAPER & FOREST PRODUCTS		18,078,616
SPECIALTY RETAIL - 0.1%
Boise Cascade Corp.	11,100	360,195
TOTAL COMMON STOCKS (Cost $233,498,975)		293,244,135
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 1.08% (b)	12,456,268	12,456,268
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	21,667,200	21,667,200
TOTAL MONEY MARKET FUNDS (Cost $34,123,468)		34,123,468
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $267,622,443)	327,367,603
NET OTHER ASSETS - (7.4)%	(22,439,420)
NET ASSETS - 100%	$ 304,928,183
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,661,210 and $24,574,883, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $548 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.1%
Canada	9.9%
United Kingdom	7.7%
Netherlands Antilles	4.6%
Netherlands	1.7%
Cayman Islands	1.6%
Russia	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $29,762,000 of which $15,940,000 and $13,822,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $2,973,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,353,904) (cost $267,622,443) - See accompanying schedule		$ 327,367,603
Cash		12,273
Receivable for investments sold		3,069,641
Receivable for fund shares sold		753,682
Dividends receivable		158,305
Interest receivable		9,154
Prepaid expenses		1,381
Other affiliated receivables		376
Other receivables		5,655
Total assets		331,378,070
Liabilities
Payable for investments purchased	$ 3,785,756
Payable for fund shares redeemed	580,475
Accrued management fee	148,144
Distribution fees payable	158,878
Other affiliated payables	86,549
Other payables and accrued expenses	22,885
Collateral on securities loaned, at value	21,667,200
Total liabilities		26,449,887
Net Assets		$ 304,928,183
Net Assets consist of:
Paid in capital		$ 275,608,612
Accumulated net investment loss		(309,609)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,115,880)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,745,060
Net Assets		$ 304,928,183
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,450,761 ÷ 1,168,830 shares)		$ 26.05
Maximum offering price per share (100/94.25 of $26.05)		$ 27.64
Class T: Net Asset Value and redemption price per share ($181,252,500 ÷ 6,856,969 shares)		$ 26.43
Maximum offering price per share (100/96.50 of $26.43)		$ 27.39
Class B: Net Asset Value and offering price per share ($63,354,125 ÷ 2,472,564 shares)A		$ 25.62
Class C: Net Asset Value and offering price per share ($26,654,499 ÷ 1,035,112 shares)A		$ 25.75
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,216,298 ÷ 121,526 shares)		$ 26.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,065,082
Interest		21,306
Security lending		20,039
Total income		2,106,427

Expenses
Management fee	$ 796,573
Transfer agent fees	443,803
Distribution fees	851,919
Accounting and security lending fees	52,057
Non-interested trustees' compensation	692
Custodian fees and expenses	7,919
Registration fees	43,563
Audit	19,233
Legal	441
Miscellaneous	1,003
Total expenses before reductions	2,217,203
Expense reductions	(1,190)	2,216,013
Net investment income (loss)		(109,586)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,624,417
Foreign currency transactions	6,493
Total net realized gain (loss)		4,630,910
Change in net unrealized appreciation (depreciation) on: Investment securities	46,692,678
Assets and liabilities in foreign currencies	206
Total change in net unrealized appreciation (depreciation)		46,692,884
Net gain (loss)		51,323,794
Net increase (decrease) in net assets resulting from operations		$ 51,214,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (109,586)	$ 921,486
Net realized gain (loss)	4,630,910	(8,227,381)
Change in net unrealized appreciation (depreciation)	46,692,884	23,378,509
Net increase (decrease) in net assets resulting from operations	51,214,208	16,072,614
Distributions to shareholders from net investment income	(681,778)	(648,436)
Share transactions - net increase (decrease)	1,788,645	(47,333,823)
Redemption fees	31,638	26,765
Total increase (decrease) in net assets	52,352,713	(31,882,880)
Net Assets
Beginning of period	252,575,470	284,458,350
End of period (including accumulated net investment loss of $309,609 and undistributed net investment income of $481,755, respectively)	$ 304,928,183	$ 252,575,470

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Income from Investment Operations
Net investment income (loss)E	.03	.13	.15	.19	.10	.07
Net realized and unrealized gain (loss)	4.47	1.30	(4.36)	2.34	2.06	3.71
Total from investment operations	4.50	1.43	(4.21)	2.53	2.16	3.78
Distributions from net investment income	(.10)	(.11)	(.18)	(.19)	(.08)	(.04)
Distributions from net realized gain	-	-	(1.70)	-	-	(.71)
Total distributions	(.10)	(.11)	(1.88)	(.19)	(.08)	(.75)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 26.05	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Total ReturnB,C,D	20.84%	7.07%	(16.92)%	10.56%	9.92%	21.48%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.32%A	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of voluntary waivers, if any	1.32%A	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.32%A	1.32%	1.24%	1.18%	1.21%	1.23%
Net investment income (loss)	.21%A	.63%	.64%	.69%	.43%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,451	$ 21,798	$ 21,993	$ 21,849	$ 10,381	$ 7,801
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Income from Investment Operations
Net investment income (loss) E	.01	.10	.11	.14	.06	.04
Net realized and unrealized gain (loss)	4.53	1.32	(4.42)	2.36	2.08	3.76
Total from investment operations	4.54	1.42	(4.31)	2.50	2.14	3.80
Distributions from net investment income	(.08)	(.06)	(.11)	(.13)	(.01)	(.01)
Distributions from net realized gain	-	-	(1.70)	-	-	(.70)
Total distributions	(.08)	(.06)	(1.81)	(.13)	(.01)	(.71)
Redemption fees added to paid in capital E	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 26.43	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Total Return B,C,D	20.71%	6.91%	(17.07)%	10.32%	9.69%	21.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of voluntary waivers, if any	1.47% A	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of all reductions	1.47% A	1.47%	1.41%	1.37%	1.37%	1.40%
Net investment income (loss)	.06% A	.48%	.47%	.51%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,253	$ 155,249	$ 174,670	$ 253,062	$ 245,995	$ 283,419
Portfolio turnover rate	11% A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.02)	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	4.40	1.27	(4.29)	2.31	2.04	3.68
Total from investment operations	4.34	1.26	(4.31)	2.30	1.98	3.62
Distributions from net investment income	-	-	(.01)	(.04)	-	-
Distributions from net realized gain	-	-	(1.70)	-	-	(.66)
Total distributions	-	-	(1.71)	(.04)	-	(.66)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 25.62	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Total ReturnB,C,D	20.39%	6.29%	(17.51)%	9.72%	9.14%	20.57%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.03%A	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of voluntary waivers, if any	2.03%A	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of all reductions	2.03%A	2.02%	1.95%	1.91%	1.92%	1.95%
Net investment income (loss)	(.50)%A	(.07)%	(.07)%	(.03)%	(.28)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,354	$ 50,833	$ 58,656	$ 83,243	$ 50,685	$ 47,792
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Income from Investment Operations
Net investment income (loss)E	(.05)	-G	(.01)	-G	(.05)	(.05)
Net realized and unrealized gain (loss)	4.42	1.28	(4.32)	2.32	2.04	3.71
Total from investment operations	4.37	1.28	(4.33)	2.32	1.99	3.66
Distributions from net investment income	-	-	(.02)	(.06)	(.04)	(.01)
Distributions from net realized gain	-	-	(1.70)	-	-	(.70)
Total distributions	-	-	(1.72)	(.06)	(.04)	(.71)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 25.75	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Total ReturnB,C,D	20.44%	6.37%	(17.52)%	9.76%	9.15%	20.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.00%A	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.00%A	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of all reductions	1.99%A	1.97%	1.92%	1.87%	1.87%	1.89%
Net investment income (loss)	(.46)%A	(.02)%	(.03)%	-%	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,654	$ 22,044	$ 24,201	$ 29,699	$ 13,741	$ 8,761
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Income from Investment Operations
Net investment income (loss)D	.08	.22	.23	.28	.19	.14
Net realized and unrealized gain (loss)	4.55	1.32	(4.43)	2.37	2.07	3.76
Total from investment operations	4.63	1.54	(4.20)	2.65	2.26	3.90
Distributions from net investment income	(.19)	(.18)	(.25)	(.27)	(.13)	(.07)
Distributions from net realized gain	-	-	(1.70)	-	-	(.71)
Total distributions	(.19)	(.18)	(1.95)	(.27)	(.13)	(.78)
Redemption fees added to paid in capitalD	-F	-F	-F	.01	.02	.01
Net asset value, end of period	$ 26.47	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Total ReturnB,C	21.10%	7.51%	(16.64)%	10.90%	10.31%	21.95%
Ratios to Average Net AssetsE
Expenses before expense reductions	.89%A	.95%	.93%	.88%	.86%	.87%
Expenses net of voluntary waivers, if any	.89%A	.95%	.93%	.88%	.86%	.87%
Expenses net of all reductions	.88%A	.91%	.89%	.84%	.82%	.82%
Net investment income (loss)	.65%A	1.04%	.99%	1.04%	.82%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,216	$ 2,652	$ 4,938	$ 6,960	$ 3,470	$ 4,505
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 61,725,756	|
Unrealized depreciation	(3,938,933)
Net unrealized appreciation (depreciation)	$ 57,786,823
Cost for federal income tax purposes	$ 269,580,780

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 30,100	$ -
Class T	.25%	.25%	420,986	2,206
Class B	.75%	.25%	282,486	211,865
Class C	.75%	.25%	118,347	14,411
			$ 851,919	$ 228,482

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,460
Class T	8,956
Class B*	49,848
Class C*	655
$ 69,919

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 47,979	.40*
Class T	252,854	.30*
Class B	101,311	.36*
Class C	38,561	.33*
Institutional Class	3,098	.22*
	$ 443,803

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,293 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,190 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 99,270	$ 122,749
Class T	560,071	484,682
Institutional Class	22,437	41,005
Total	$ 681,778	$ 648,436

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	329,973	345,235	$ 8,402,424	$ 6,972,414
Reinvestment of distributions	3,715	5,188	87,332	105,443
Shares redeemed	(171,567)	(425,490)	(4,116,311)	(8,681,223)
Net increase (decrease)	162,121	(75,067)	$ 4,373,445	$ (1,603,366)
Class T
Shares sold	561,284	554,155	$ 13,921,532	$ 11,575,295
Reinvestment of distributions	22,018	21,538	522,475	445,500
Shares redeemed	(793,970)	(1,983,967)	(19,434,875)	(40,997,580)
Net increase (decrease)	(210,668)	(1,408,274)	$ (4,990,868)	$ (28,976,785)
Class B
Shares sold	328,184	269,444	$ 7,876,192	$ 5,459,915
Shares redeemed	(244,288)	(811,138)	(5,784,439)	(16,148,876)
Net increase (decrease)	83,896	(541,694)	$ 2,091,753	$ (10,688,961)
Class C
Shares sold	173,032	187,479	$ 4,251,941	$ 3,795,065
Shares redeemed	(168,807)	(360,375)	(3,983,346)	(7,275,416)
Net increase (decrease)	4,225	(172,896)	$ 268,595	$ (3,480,351)
Institutional Class
Shares sold	19,948	34,404	$ 493,796	$ 712,141
Reinvestment of distributions	613	1,446	14,771	29,777
Shares redeemed	(19,432)	(154,352)	(462,847)	(3,326,278)
Net increase (decrease)	1,129	(118,502)	$ 45,720	$ (2,584,360)

Natural Resources

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Microsoft Corp.	8.4
Cisco Systems, Inc.	5.6
Dell, Inc.	4.9
Intel Corp.	4.7
Hewlett-Packard Co.	2.6
National Semiconductor Corp.	2.3
Motorola, Inc.	2.1
Lexmark International, Inc. Class A	2.0
Texas Instruments, Inc.	1.9
Analog Devices, Inc.	1.6
36.1
Top Industries as of January 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	30.4%
Communications Equipment	20.6%
Computers & Peripherals	16.8%
Software	16.7%
Electronic Equipment & Instruments	4.1%
All Others*	11.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Monster Worldwide, Inc. (a)	147,600	$ 3,613,248
COMMUNICATIONS EQUIPMENT - 20.6%
3Com Corp. (a)	257,900	1,985,830
ADC Telecommunications, Inc. (a)	1,004,500	3,515,750
Alcatel SA sponsored ADR (a)	682,600	11,433,550
Andrew Corp. (a)	37,200	637,608
Arris Group, Inc. (a)	222,900	2,050,680
AudioCodes Ltd. (a)	97,200	1,336,500
Avaya, Inc. (a)	1,037,700	18,035,226
Brocade Communications Systems, Inc. (a)	406,300	2,604,383
CIENA Corp. (a)	457,600	3,317,600
Cisco Systems, Inc. (a)	2,772,000	71,074,080
Comverse Technology, Inc. (a)	545,500	9,600,800
Corning, Inc. (a)	465,600	6,015,552
ECI Telecom Ltd. (a)	24,500	181,545
Emulex Corp. (a)	198,900	5,396,157
Enterasys Networks, Inc. (a)	966,100	4,105,925
Extreme Networks, Inc. (a)	255,200	2,166,648
F5 Networks, Inc. (a)	51,600	1,754,916
Finisar Corp. (a)	696,200	2,353,156
Foundry Networks, Inc. (a)	20,500	488,515
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
Juniper Networks, Inc. (a)	53,800	1,554,282
Lucent Technologies, Inc. (a)	2,648,700	11,866,176
Marconi Corp. PLC (a)	434,833	5,211,328
McDATA Corp. Class A (a)	713,500	6,271,665
Motorola, Inc.	1,596,000	26,461,680
NETGEAR, Inc.	1,000	16,880
NetScreen Technologies, Inc. (a)	66,700	1,742,204
Nortel Networks Corp. (a)	1,161,900	9,086,062
Oplink Communications, Inc. (a)	459,100	1,225,797
OZ Optics Ltd. unit (c)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	564,000	5,555,400
QLogic Corp. (a)	57,600	2,589,696
QUALCOMM, Inc.	183,200	10,702,544
Research in Motion Ltd. (a)	42,000	3,650,162
Scientific-Atlanta, Inc.	227,500	7,698,600
Sierra Wireless, Inc. (a)	64,900	1,753,128
Sonus Networks, Inc. (a)	43,500	368,445
Telefonaktiebolaget LM Ericsson ADR (a)	492,200	11,320,600
WJ Communications, Inc. (a)	320,000	1,888,000
Zhone Technologies, Inc. (a)	264,400	1,623,416
TOTAL COMMUNICATIONS EQUIPMENT		259,686,091
COMPUTERS & PERIPHERALS - 16.8%
Advanced Digital Information Corp. (a)	82,200	1,466,448
Ambit Microsystems Corp.	701,800	2,139,120
Apple Computer, Inc. (a)	197,000	4,444,320

	Shares	Value (Note 1)
Concurrent Computer Corp. (a)	259,400	$ 1,250,308
Cray, Inc. (a)	320,700	2,485,425
Dell, Inc. (a)	1,850,000	61,919,500
Dot Hill Systems Corp. (a)	382,700	5,441,994
EMC Corp. (a)	1,110,072	15,585,411
Hewlett-Packard Co.	1,389,977	33,067,553
Hutchinson Technology, Inc. (a)	20,000	590,600
International Business Machines Corp.	160,400	15,916,492
Komag, Inc. (a)	137,100	2,655,627
Lexmark International, Inc. Class A (a)	308,800	25,596,432
Maxtor Corp. (a)	794,300	7,347,275
Network Appliance, Inc. (a)	2,800	62,608
PalmOne, Inc. (a)	314,668	3,241,080
Quanta Computer, Inc.	1,579,600	3,889,706
Silicon Graphics, Inc. (a)	148,391	482,271
Storage Technology Corp. (a)	203,600	5,904,400
Sun Microsystems, Inc. (a)	921,500	4,893,165
Western Digital Corp. (a)	1,324,100	13,545,543
TOTAL COMPUTERS & PERIPHERALS		211,925,278
ELECTRICAL EQUIPMENT - 0.2%
Byd Co. Ltd. (H Shares)	623,000	1,730,511
Power-One, Inc. (a)	33,100	414,412
TOTAL ELECTRICAL EQUIPMENT		2,144,923
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
Agilent Technologies, Inc. (a)	125,500	4,625,930
Amphenol Corp. Class A (a)	19,000	1,255,330
Arrow Electronics, Inc. (a)	278,300	7,447,308
AU Optronics Corp. sponsored ADR	154,400	2,331,440
Avnet, Inc. (a)	119,500	3,148,825
Hon Hai Precision Industries Co. Ltd.	658,000	3,062,763
Ingram Micro, Inc. Class A (a)	172,800	2,885,760
Merix Corp. (a)	3,400	92,310
Photon Dynamics, Inc. (a)	105,500	4,039,595
Solectron Corp. (a)	584,700	4,151,370
Symbol Technologies, Inc.	350,500	6,063,650
Veeco Instruments, Inc. (a)	104,100	3,133,410
Vishay Intertechnology, Inc. (a)	392,800	9,128,672
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		51,366,363
HOUSEHOLD DURABLES - 1.4%
Garmin Ltd.	17,800	945,892
Harman International Industries, Inc.	122,800	9,115,444
Koninklijke Philips Electronics NV (NY Shares)	150,000	4,524,000
Sony Corp. sponsored ADR	69,600	2,829,240
TOTAL HOUSEHOLD DURABLES		17,414,576
INDUSTRIAL CONGLOMERATES - 0.2%
Siemens AG sponsored ADR	30,400	2,473,952
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET & CATALOG RETAIL - 1.7%
Amazon.com, Inc. (a)	139,100	$ 7,021,768
eBay, Inc. (a)	51,000	3,418,530
InterActiveCorp (a)	347,700	11,265,480
TOTAL INTERNET & CATALOG RETAIL		21,705,778
INTERNET SOFTWARE & SERVICES - 3.5%
Akamai Technologies, Inc. (a)	180,000	2,325,600
Ariba, Inc. (a)	393,400	1,278,550
EarthLink, Inc. (a)	422,300	3,973,843
iPass, Inc.	70,200	1,051,596
Openwave Systems, Inc. (a)	205,466	3,049,115
RADWARE Ltd. (a)	90,100	2,898,517
Sina Corp. (a)	54,300	2,480,804
SonicWALL, Inc. (a)	159,700	1,494,792
Supportsoft, Inc. (a)	14,300	191,477
United Online, Inc. (a)	395,050	7,355,831
VeriSign, Inc. (a)	326,300	5,703,724
Yahoo!, Inc. (a)	268,300	12,569,855
TOTAL INTERNET SOFTWARE & SERVICES		44,373,704
IT SERVICES - 0.8%
CompuCom Systems, Inc. (a)	18,000	106,560
CSG Systems International, Inc. (a)	76,500	1,096,245
First Data Corp.	184,900	7,240,684
Infosys Technologies Ltd. sponsored ADR	23,100	2,044,350
TOTAL IT SERVICES		10,487,839
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Largan Precision Co. Ltd.	346,600	3,923,970
Premier Image Technology Corp.	1,326,000	2,309,550
TOTAL LEISURE EQUIPMENT & PRODUCTS		6,233,520
MACHINERY - 0.1%
MMI Holdings Ltd.	4,652,000	1,043,696
MEDIA - 0.1%
TiVo, Inc. (a)	121,600	1,309,632
OFFICE ELECTRONICS - 0.3%
Canon, Inc.	45,000	2,303,100
Konica Minolta Holdings, Inc.	166,500	2,243,193
TOTAL OFFICE ELECTRONICS		4,546,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.4%
Advanced Micro Devices, Inc. (a)	91,100	1,353,746
Agere Systems, Inc.:
Class A (a)	5,128,500	19,744,725
Class B (a)	2,361,400	8,619,110
Altera Corp. (a)	316,900	7,095,391
Analog Devices, Inc.	416,000	19,905,600

	Shares	Value (Note 1)
Applied Materials, Inc. (a)	569,800	$ 12,398,848
ARM Holdings PLC sponsored ADR (a)	568,500	3,865,800
ASM Pacific Technology Ltd.	469,000	2,159,178
ASML Holding NV (NY Shares) (a)	359,700	6,927,822
ATMI, Inc. (a)	171,700	4,553,484
Broadcom Corp. Class A (a)	78,900	3,202,551
Conexant Systems, Inc. (a)	1,699,100	11,332,997
Cypress Semiconductor Corp. (a)	194,900	4,131,880
FormFactor, Inc.	105,500	1,964,410
GlobespanVirata, Inc. (a)	358,800	2,852,460
Integrated Circuit Systems, Inc. (a)	653,600	16,830,200
Integrated Device Technology, Inc. (a)	382,200	6,963,684
Intel Corp.	1,936,700	59,263,020
International Rectifier Corp. (a)	64,300	3,253,580
Intersil Corp. Class A	365,400	9,588,096
KLA-Tencor Corp. (a)	82,000	4,679,740
Lam Research Corp. (a)	13,300	355,775
Lattice Semiconductor Corp. (a)	312,400	3,352,052
Linear Technology Corp.	55,100	2,204,000
LSI Logic Corp. (a)	237,000	2,438,730
Marvell Technology Group Ltd. (a)	171,900	7,151,040
Maxim Integrated Products, Inc.	34,200	1,749,330
Microchip Technology, Inc.	168,900	4,864,320
Micron Technology, Inc. (a)	172,100	2,772,531
Mindspeed Technologies, Inc. (a)	108,800	1,054,272
National Semiconductor Corp. (a)	772,600	29,706,470
NVIDIA Corp. (a)	497,300	11,064,925
Omnivision Technologies, Inc. (a)	7,300	354,415
ON Semiconductor Corp. (a)	223,800	1,566,600
PMC-Sierra, Inc. (a)	69,800	1,529,318
Power Integrations, Inc. (a)	78,600	2,325,774
Rohm Co. Ltd.	19,000	2,398,128
Samsung Electronics Co. Ltd.	24,700	11,048,052
Silicon Image, Inc. (a)	552,000	5,602,800
Siliconware Precision Industries Co. Ltd. ADR (a)	241,000	1,462,870
STMicroelectronics NV (NY Shares)	352,600	9,463,784
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	636,000	1,260,541
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	510,524	5,707,658
Teradyne, Inc. (a)	483,100	12,995,390
Texas Instruments, Inc.	770,400	24,152,040
Tokyo Electron Ltd.	58,700	4,167,883
Tower Semicondutor Ltd. (a)	293,000	2,018,770
United Microelectronics Corp. sponsored ADR (a)	1,333,551	7,214,511
Varian Semiconductor Equipment Associates, Inc. (a)	60,400	2,943,896
Xilinx, Inc. (a)	241,000	10,100,310
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		383,712,507
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 16.7%
Adobe Systems, Inc.	87,930	$ 3,381,788
Amdocs Ltd. (a)	254,200	7,211,654
Autodesk, Inc.	122,700	3,134,985
BEA Systems, Inc. (a)	417,100	5,267,973
Cadence Design Systems, Inc. (a)	474,700	7,865,779
Computer Associates International, Inc.	84,100	2,198,374
Concord Communications, Inc. (a)	6,100	107,482
FileNET Corp. (a)	116,300	3,407,590
Lawson Software, Inc. (a)	149,200	1,459,176
Micromuse, Inc. (a)	232,900	1,872,516
Microsoft Corp.	3,852,000	106,507,797
Nintendo Co. Ltd.	45,200	4,465,728
Oracle Corp. (a)	900,300	12,433,143
PalmSource, Inc. (a)	18,487	342,010
Quest Software, Inc. (a)	599,000	10,075,180
Red Hat, Inc. (a)	565,300	10,757,659
SAP AG sponsored ADR	32,400	1,343,304
Siebel Systems, Inc. (a)	369,900	4,930,767
Symantec Corp. (a)	90,800	3,523,040
Synopsys, Inc. (a)	278,300	9,821,207
VERITAS Software Corp. (a)	318,400	10,462,624
Visual Networks, Inc. (a)	125,500	451,800
TOTAL SOFTWARE		211,021,576
SPECIALTY RETAIL - 0.4%
Best Buy Co., Inc.	102,000	5,139,780
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. Class A (a)	635,500	6,984,145
China Unicom Ltd. sponsored ADR	154,500	1,792,200
Nextel Communications, Inc. Class A (a)	140,900	3,718,351
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,494,696
TOTAL COMMON STOCKS (Cost $1,050,711,021)		1,250,693,452
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (c)	17,200	0
Procket Networks, Inc. Series C (c)	276,000	69,000
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		240,000
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	12,730,035	$ 12,730,035
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	21,104,863	21,104,863
TOTAL MONEY MARKET FUNDS (Cost $33,834,898)		33,834,898
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,089,363,723)		1,284,768,350
NET OTHER ASSETS - (1.8)%		(22,633,075)
NET ASSETS - 100%		$ 1,262,135,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,285,605 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $724,734,653 and $733,053,614, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $361,490 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Taiwan	2.6%
Netherlands	1.6%
Japan	1.4%
United Kingdom	1.3%
Canada	1.2%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $1,871,585,000 of which $10,080,000, $1,361,698,000 and $499,807,000 will expire on July 31, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $10,937,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,842,203) (cost $1,089,363,723) - See accompanying schedule		$ 1,284,768,350
Foreign currency held at value (cost $2,398,782)		2,444,410
Receivable for investments sold		29,095,639
Receivable for fund shares sold		1,042,510
Dividends receivable		118,394
Interest receivable		19,838
Prepaid expenses		5,829
Other affiliated receivables		392
Other receivables		260,809
Total assets		1,317,756,171
Liabilities
Payable for investments purchased	$ 29,605,749
Payable for fund shares redeemed	2,939,198
Accrued management fee	621,260
Distribution fees payable	770,407
Other affiliated payables	542,681
Other payables and accrued expenses	36,738
Collateral on securities loaned, at value	21,104,863
Total liabilities		55,620,896
Net Assets		$ 1,262,135,275
Net Assets consist of:
Paid in capital		$ 2,845,286,249
Accumulated net investment loss		(8,133,687)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,770,469,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,452,419
Net Assets		$ 1,262,135,275
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($154,808,618 ÷ 9,311,038 shares)		$ 16.63
Maximum offering price per share (100/94.25 of $16.63)		$ 17.64
Class T: Net Asset Value and redemption price per share ($458,606,130 ÷ 27,997,680 shares)		$ 16.38
Maximum offering price per share (100/96.50 of $16.38)		$ 16.97
Class B: Net Asset Value and offering price per share ($466,350,939 ÷ 29,474,904 shares) A		$ 15.82
Class C: Net Asset Value and offering price per share ($167,860,358 ÷ 10,569,505 shares) A		$ 15.88
Institutional: Net Asset Value, offering price and redemption price per share ($14,509,230 ÷ 854,270 shares)		$ 16.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,873,259
Interest		96,848
Security lending		69,674
Total income		2,039,781

Expenses
Management fee	$ 3,410,832
Transfer agent fees	3,036,467
Distribution fees	4,236,382
Accounting and security lending fees	157,306
Non-interested trustees' compensation	3,471
Custodian fees and expenses	42,732
Registration fees	49,296
Audit	20,846
Legal	1,859
Miscellaneous	4,423
Total expenses before reductions	10,963,614
Expense reductions	(790,146)	10,173,468
Net investment income (loss)		(8,133,687)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	114,738,045
Foreign currency transactions	15,054
Total net realized gain (loss)		114,753,099
Change in net unrealized appreciation (depreciation) on: Investment securities	141,469,833
Assets and liabilities in foreign currencies	48,940
Total change in net unrealized appreciation (depreciation)		141,518,773
Net gain (loss)		256,271,872
Net increase (decrease) in net assets resulting from operations		$ 248,138,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,133,687)	$ (12,623,914)
Net realized gain (loss)	114,753,099	(113,015,425)
Change in net unrealized appreciation (depreciation)	141,518,773	376,634,726
Net increase (decrease) in net assets resulting from operations	248,138,185	250,995,387
Share transactions - net increase (decrease)	(19,950,289)	(93,098,351)
Redemption fees	89,549	149,242
Total increase (decrease) in net assets	228,277,445	158,046,278

Net Assets
Beginning of period	1,033,857,830	875,811,552
End of period (including accumulated net investment loss of $8,133,687 and $0, respectively)	$ 1,262,135,275	$ 1,033,857,830

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.15)	(.17)	(.19)	(.09)
Net realized and unrealized gain (loss)	3.34	3.44	(7.58)	(16.67)	13.04	10.15
Total from investment operations	3.27	3.33	(7.73)	(16.84)	12.85	10.06
Distributions from net realized gain	-	-	-	(1.63)	(1.58)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 16.63	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Total Return B, C, D	24.48%	33.20%	(43.52)%	(48.83)%	53.76%	67.67%
Ratios to Average Net Assets F
Expenses before expense reductions	1.43% A	1.70%	1.53%	1.23%	1.16%	1.25%
Expenses net of voluntary waivers, if any	1.43% A	1.59%	1.51%	1.23%	1.16%	1.25%
Expenses net of all reductions	1.29% A	1.38%	1.43%	1.21%	1.15%	1.24%
Net investment income (loss)	(.94)% A	(1.03)%	(1.07)%	(.68)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,809	$ 123,604	$ 101,649	$ 211,429	$ 388,756	$ 94,621
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.18)	(.22)	(.27)	(.14)
Net realized and unrealized gain (loss)	3.29	3.40	(7.50)	(16.55)	12.96	10.09
Total from investment operations	3.21	3.26	(7.68)	(16.77)	12.69	9.95
Distributions from net realized gain	-	-	-	(1.59)	(1.51)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 16.38	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Total Return B, C, D	24.37%	32.90%	(43.66)%	(48.96)%	53.41%	67.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A	1.85%	1.70%	1.43%	1.38%	1.47%
Expenses net of voluntary waivers, if any	1.59% A	1.83%	1.70%	1.43%	1.38%	1.47%
Expenses net of all reductions	1.45% A	1.63%	1.62%	1.41%	1.37%	1.46%
Net investment income (loss)	(1.11)% A	(1.28)%	(1.26)%	(.88)%	(.77)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,606	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Income from Investment Operations
Net investment income (loss) E	(.13)	(.17)	(.25)	(.35)	(.45)	(.26)
Net realized and unrealized gain (loss)	3.19	3.29	(7.32)	(16.27)	12.78	10.01
Total from investment operations	3.06	3.12	(7.57)	(16.62)	12.33	9.75
Distributions from net realized gain	-	-	-	(1.50)	(1.45)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 15.82	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Total Return B, C, D	23.98%	32.37%	(43.99)%	(49.28)%	52.57%	66.49%
Ratios to Average Net Assets F
Expenses before expense reductions	2.20% A	2.38%	2.28%	1.98%	1.91%	2.01%
Expenses net of voluntary waivers, if any	2.20% A	2.25%	2.25%	1.98%	1.91%	2.01%
Expenses net of all reductions	2.07% A	2.05%	2.18%	1.96%	1.91%	2.00%
Net investment income (loss)	(1.72)% A	(1.69)%	(1.81)%	(1.43)%	(1.30)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466,351	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Income from Investment Operations
Net investment income (loss) E	(.12)	(.17)	(.24)	(.33)	(.44)	(.25)
Net realized and unrealized gain (loss)	3.20	3.30	(7.34)	(16.30)	12.80	10.03
Total from investment operations	3.08	3.13	(7.58)	(16.63)	12.36	9.78
Distributions from net realized gain	-	-	-	(1.51)	(1.47)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 15.88	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Total Return B, C, D	24.06%	32.37%	(43.94)%	(49.24)%	52.60%	66.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.11% A	2.28%	2.18%	1.94%	1.89%	1.97%
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.18%	1.94%	1.89%	1.97%
Expenses net of all reductions	1.98% A	2.05%	2.11%	1.91%	1.89%	1.96%
Net investment income (loss)	(1.63)% A	(1.69)%	(1.74)%	(1.38)%	(1.28)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,860	$ 139,654	$ 123,034	$ 269,563	$ 472,462	$ 88,120
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Income from Investment Operations
Net investment income (loss) D	(.03)	(.05)	(.08)	(.08)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.40	3.51	(7.67)	(16.78)	13.08	10.19
Total from investment operations	3.37	3.46	(7.75)	(16.86)	12.99	10.15
Distributions from net realized gain	-	-	-	(1.67)	(1.62)	-
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 16.98	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Total Return B, C	24.76%	34.09%	(43.30)%	(48.67)%	54.16%	68.23%
Ratios to Average Net Assets E
Expenses before expense reductions	.91% A	.99%	1.00%	.86%	.87%	.98%
Expenses net of voluntary waivers, if any	.91% A	.99%	1.00%	.86%	.87%	.98%
Expenses net of all reductions	.78% A	.79%	.92%	.84%	.87%	.97%
Net investment income (loss)	(.43)% A	(.43)%	(.56)%	(.31)%	(.26)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,509	$ 11,511	$ 10,495	$ 24,084	$ 63,957	$ 32,722
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 234,731,923
Unrealized depreciation	(62,096,402)
Net unrealized appreciation (depreciation)	$ 172,635,521
Cost for federal income tax purposes	$ 1,112,132,829

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 177,199	$ -
Class T	.25%	.25%	1,064,662	-
Class B	.75%	.25%	2,205,820	1,654,365
Class C	.75%	.25%	788,701	66,260
			$ 4,236,382	$ 1,720,625

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,361
Class T	29,310
Class B*	515,920
Class C*	14,403
$ 601,994

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 388,163	.55*
Class T	978,966	.46*
Class B	1,268,501	.58*
Class C	382,206	.49*
Institutional Class	18,631	.28*
	$ 3,036,467

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $96,526 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $789,801 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $345.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	1,115,347	1,802,585	$ 17,270,968	$ 19,778,045
Shares redeemed	(1,057,872)	(2,687,789)	(15,934,395)	(28,008,624)
Net increase (decrease)	57,475	(885,204)	$ 1,336,573	$ (8,230,579)
Class T
Shares sold	3,846,654	6,499,652	$ 58,427,964	$ 69,995,024
Shares redeemed	(3,733,679)	(9,153,206)	(56,755,936)	(94,351,747)
Net increase (decrease)	112,975	(2,653,554)	$ 1,672,028	$ (24,356,723)
Class B
Shares sold	1,027,207	2,551,777	$ 14,968,833	$ 26,996,352
Shares redeemed	(2,258,294)	(6,904,437)	(33,178,394)	(68,882,635)
Net increase (decrease)	(1,231,087)	(4,352,660)	$ (18,209,561)	$ (41,886,283)
Class C
Shares sold	834,784	1,584,472	$ 12,302,051	$ 17,036,571
Shares redeemed	(1,173,063)	(3,396,214)	(17,233,925)	(33,826,918)
Net increase (decrease)	(338,279)	(1,811,742)	$ (4,931,874)	$ (16,790,347)
Institutional Class
Shares sold	115,756	212,132	$ 1,854,377	$ 2,356,185
Shares redeemed	(107,240)	(400,084)	(1,671,832)	(4,190,604)
Net increase (decrease)	8,516	(187,952)	$ 182,545	$ (1,834,419)

Technology

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Verizon Communications, Inc.	9.7
SBC Communications, Inc.	9.6
BellSouth Corp.	9.5
EchoStar Communications Corp. Class A	6.8
Nextel Communications, Inc. Class A	6.2
TXU Corp.	5.0
FirstEnergy Corp.	4.9
Citizens Communications Co.	3.9
Dominion Resources, Inc.	3.8
PG&E Corp.	3.5
62.9
Top Industries as of January 31, 2004
% of fund's net assets
Diversified Telecommunication Services	36.6%
Electric Utilities	28.5%
Wireless Telecommunication Services	15.1%
Media	8.6%
Multi-Utilities & Unregulated Power	7.3%
All Others *	3.9%

* Includes short-term investments and net other assets.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Dycom Industries, Inc. (a)	72,700	$ 1,880,749
DIVERSIFIED TELECOMMUNICATION SERVICES - 36.6%
ALLTEL Corp.	20,700	1,007,676
BellSouth Corp.	689,300	20,148,239
CenturyTel, Inc.	98,200	2,592,480
Citizens Communications Co. (a)	702,800	8,243,844
Qwest Communications International, Inc. (a)	1,149,000	4,641,960
SBC Communications, Inc.	801,600	20,440,800
Verizon Communications, Inc.	558,000	20,567,880
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		77,642,879
ELECTRIC UTILITIES - 28.5%
Allegheny Energy, Inc. (a)	134,100	1,692,342
Ameren Corp.	94,500	4,563,405
Dominion Resources, Inc.	125,800	8,071,328
Edison International	145,800	3,207,600
Entergy Corp.	69,900	4,087,752
Exelon Corp.	3,300	221,034
FirstEnergy Corp.	277,000	10,393,040
FPL Group, Inc.	9,900	650,925
PG&E Corp. (a)	274,600	7,373,010
PPL Corp.	75,300	3,442,716
TXU Corp.	438,800	10,531,200
Wisconsin Energy Corp.	181,600	6,009,144
Xcel Energy, Inc.	6,400	110,848
TOTAL ELECTRIC UTILITIES		60,354,344
GAS UTILITIES - 2.4%
KeySpan Corp.	110,400	4,026,288
NiSource, Inc.	30,900	648,900
Sempra Energy	1,500	46,710
Southern Union Co.	26,400	474,144
TOTAL GAS UTILITIES		5,196,042
MEDIA - 8.6%
EchoStar Communications Corp. Class A (a)	393,800	14,373,700
Hughes Electronics Corp. (a)	225,324	3,771,924
TOTAL MEDIA		18,145,624
MULTI-UTILITIES & UNREGULATED POWER - 7.3%
AES Corp. (a)	307,800	3,004,128
Calpine Corp. (a)	272,200	1,584,204
Constellation Energy Group, Inc.	75,100	3,021,273
Energen Corp.	13,300	571,900
Equitable Resources, Inc.	54,500	2,392,005

	Shares	Value (Note 1)
MDU Resources Group, Inc.	47,100	$ 1,112,502
SCANA Corp.	49,700	1,725,584
Sierra Pacific Resources (a)	273,300	2,150,871
TOTAL MULTI-UTILITIES & UNREGULATED POWER		15,562,467
WATER UTILITIES - 0.5%
Aqua America, Inc.	45,041	981,894
WIRELESS TELECOMMUNICATION SERVICES - 15.1%
American Tower Corp. Class A (a)	665,600	7,314,944
AT&T Wireless Services, Inc. (a)	280,900	3,103,945
Crown Castle International Corp. (a)	182,000	2,256,800
Nextel Communications, Inc. Class A (a)	498,900	13,165,971
NII Holdings, Inc. Class B (a)	13,500	1,285,605
SpectraSite, Inc. (a)	50,000	1,830,000
Sprint Corp. - PCS Group Series 1 (a)	269,100	2,187,783
Vodafone Group PLC sponsored ADR	8,600	220,160
Western Wireless Corp. Class A (a)	25,600	580,096
TOTAL WIRELESS TELECOMMUNICATION SERVICES		31,945,304
TOTAL COMMON STOCKS (Cost $187,878,970)		211,709,303
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 1.08% (b) (Cost $3,189,250)	3,189,250	3,189,250
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $191,068,220)		214,898,553
NET OTHER ASSETS - (1.4)%		(3,027,061)
NET ASSETS - 100%		$ 211,871,492
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $54,626,283 and $69,536,997, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $997 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $373,651,000 of which $78,495,000, $140,743,000 and $154,413,000 will expire on July 31, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $5,090,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,133,430) (cost $191,068,220) - See accompanying schedule		$ 214,898,553
Receivable for investments sold		1,270,381
Receivable for fund shares sold		108,123
Dividends receivable		738,204
Interest receivable		338
Prepaid expenses		1,135
Other receivables		53,550
Total assets		217,070,284
Liabilities
Payable to custodian bank	$ 519,833
Payable for investments purchased	265,705
Payable for fund shares redeemed	846,051
Accrued management fee	110,358
Transfer agent fee payable	99,230
Distribution fees payable	139,123
Other affiliated payables	7,438
Other payables and accrued expenses	21,804
Collateral on securities loaned, at value	3,189,250
Total liabilities		5,198,792
Net Assets		$ 211,871,492
Net Assets consist of:
Paid in capital		$ 556,419,992
Undistributed net investment income		411,821
Accumulated undistributed net realized gain (loss) on investments		(368,790,654)
Net unrealized appreciation (depreciation) on investments		23,830,333
Net Assets		$ 211,871,492
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,589,343 ÷ 1,943,878 shares)		$ 11.62
Maximum offering price per share (100/94.25 of $11.62)		$ 12.33
Class T: Net Asset Value and redemption price per share ($57,498,395 ÷ 4,964,134 shares)		$ 11.58
Maximum offering price per share (100/96.50 of $11.58)		$ 12.00
Class B: Net Asset Value and offering price per share ($91,250,456 ÷ 8,002,447 shares) A		$ 11.40
Class C: Net Asset Value and offering price per share ($37,727,347 ÷ 3,306,326 shares) A		$ 11.41
Institutional: Net Asset Value, offering price and redemption price per share ($2,805,951÷ 239,911 shares)		$ 11.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,672,895
Interest		12,561
Security lending		2,544
Total income		2,688,000

Expenses
Management fee	$ 601,221
Transfer agent fees	597,784
Distribution fees	802,688
Accounting and security lending fees	39,029
Non-interested trustees' compensation	626
Custodian fees and expenses	2,889
Registration fees	36,837
Audit	18,511
Legal	480
Miscellaneous	825
Total expenses before reductions	2,100,890
Expense reductions	(109,031)	1,991,859
Net investment income (loss)		696,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,310,641
Change in net unrealized appreciation (depreciation) on investment securities		10,012,136
Net gain (loss)		24,322,777
Net increase (decrease) in net assets resulting from operations		$ 25,018,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 696,141	$ 2,004,042
Net realized gain (loss)	14,310,641	(28,721,331)
Change in net unrealized appreciation (depreciation)	10,012,136	63,352,175
Net increase (decrease) in net assets resulting from operations	25,018,918	36,634,886
Distributions to shareholders from net investment income	(1,058,918)	(2,317,127)
Share transactions - net increase (decrease)	(17,656,669)	(46,408,827)
Redemption fees	8,122	16,304
Total increase (decrease) in net assets	6,311,453	(12,074,764)

Net Assets
Beginning of period	205,560,039	217,634,803
End of period (including undistributed net investment income of $411,821 and undistributed net investment income of $774,598, respectively)	$ 211,871,492	$ 205,560,039

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.10	.05	.53 F	.05
Net realized and unrealized gain (loss)	1.29	1.69	(6.54)	(5.41)	1.29	5.45
Total from investment operations	1.35	1.82	(6.44)	(5.36)	1.82	5.50
Distributions from net investment income	(.10)	(.19)	-	(.28)	(.05)	-
Distributions from net realized gain	-	-	-	(.26)	(1.01)	(1.20)
Total distributions	(.10)	(.19)	-	(.54)	(1.06)	(1.20)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.62	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Total ReturnB,C,D	13.10%	21.22%	(42.42)%	(26.09)%	9.59%	38.83%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52% A	1.67%	1.45%	1.25%	1.20%	1.34%
Expenses net of voluntary waivers, if any	1.50% A	1.58%	1.45%	1.25%	1.20%	1.34%
Expenses net of all reductions	1.41% A	1.47%	1.36%	1.20%	1.17%	1.32%
Net investment income (loss)	1.18% A	1.46%	.79%	.32%	2.39%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,589	$ 21,761	$ 22,377	$ 54,265	$ 61,610	$ 14,400
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Income from Investment Operations
Net investment income (loss) E	.05	.11	.07	.01	.47 F	.01
Net realized and unrealized gain (loss)	1.28	1.68	(6.50)	(5.40)	1.31	5.43
Total from investment operations	1.33	1.79	(6.43)	(5.39)	1.78	5.44
Distributions from net investment income	(.08)	(.14)	-	(.25)	(.01)	-
Distributions from net realized gain	-	-	-	(.26)	(1.00)	(1.17)
Total distributions	(.08)	(.14)	-	(.51)	(1.01)	(1.17)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.58	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Total Return B,C,D	12.94%	20.91%	(42.55)%	(26.29)%	9.41%	38.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.94%	1.71%	1.49%	1.44%	1.58%
Expenses net of voluntary waivers, if any	1.75% A	1.83%	1.71%	1.49%	1.44%	1.58%
Expenses net of all reductions	1.66% A	1.72%	1.62%	1.44%	1.41%	1.55%
Net investment income (loss)	.93% A	1.21%	.53%	.08%	2.16%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,498	$ 55,510	$ 59,306	$ 149,618	$ 225,415	$ 65,085
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Income from Investment Operations
Net investment income (loss) E	.02	.07	.01	(.07)	.35 F	(.08)
Net realized and unrealized gain (loss)	1.26	1.65	(6.37)	(5.33)	1.29	5.39
Total from investment operations	1.28	1.72	(6.36)	(5.40)	1.64	5.31
Distributions from net investment income	(.03)	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	-	(.26)	(.95)	(1.13)
Total distributions	(.03)	(.06)	-	(.47)	(.95)	(1.13)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.40	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Total ReturnB,C,D	12.64%	20.37%	(42.83)%	(26.66)%	8.77%	37.76%
Ratios to Average Net Assets G
Expenses before expense reductions	2.26% A	2.32%	2.20%	2.01%	1.96%	2.08%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.20%	2.01%	1.96%	2.08%
Expenses net of all reductions	2.16% A	2.13%	2.11%	1.96%	1.93%	2.05%
Net investment income (loss)	.43% A	.79%	.04%	(.44)%	1.63%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,250	$ 87,868	$ 91,517	$ 213,767	$ 242,888	$ 65,645
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02	(.06)	.36 F	(.08)
Net realized and unrealized gain (loss)	1.26	1.65	(6.37)	(5.33)	1.29	5.38
Total from investment operations	1.29	1.72	(6.35)	(5.39)	1.65	5.30
Distributions from net investment income	(.04)	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	-	(.26)	(.96)	(1.15)
Total distributions	(.04)	(.06)	-	(.47)	(.96)	(1.15)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.41	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Total ReturnB,C,D	12.73%	20.35%	(42.76)%	(26.62)%	8.84%	37.72%
Ratios to Average Net Assets G
Expenses before expense reductions	2.18% A	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of voluntary waivers, if any	2.18% A	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of all reductions	2.09% A	2.12%	2.02%	1.91%	1.90%	2.04%
Net investment income (loss)	.50% A	.80%	.13%	(.39)%	1.66%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,727	$ 37,530	$ 41,496	$ 104,628	$ 107,332	$ 23,524
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Income from Investment Operations
Net investment income (loss) D	.09	.18	.16	.12	.60 E	.11
Net realized and unrealized gain (loss)	1.29	1.71	(6.61)	(5.44)	1.29	5.46
Total from investment operations	1.38	1.89	(6.45)	(5.32)	1.89	5.57
Distributions from net investment income	(.15)	(.28)	-	(.30)	(.08)	-
Distributions from net realized gain	-	-	-	(.26)	(1.01)	(1.22)
Total distributions	(.15)	(.28)	-	(.56)	(1.09)	(1.22)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 11.70	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Total ReturnB,C	13.30%	21.94%	(42.13)%	(25.78)%	9.93%	39.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.10% A	1.06%	.96%	.85%	.88%	1.02%
Expenses net of voluntary waivers, if any	1.10% A	1.06%	.96%	.85%	.88%	1.02%
Expenses net of all reductions	1.01% A	.94%	.87%	.80%	.85%	.99%
Net investment income (loss)	1.58% A	1.98%	1.28%	.72%	2.71%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,806	$ 2,891	$ 2,939	$ 8,945	$ 19,064	$ 6,963
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.52 per share. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 33,067,449
Unrealized depreciation	(13,443,708)
Net unrealized appreciation (depreciation)	$ 19,623,741
Cost for federal income tax purposes	$ 195,274,812

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,451	$ -
Class T	.25%	.25%	140,526	-
Class B	.75%	.25%	446,305	334,730
Class C	.75%	.25%	188,406	8,923
			$ 802,688	$ 343,653

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,171
Class T	4,167
Class B*	142,131
Class C*	1,209
$ 152,678

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 65,289	.59*
Class T	170,604	.61*
Class B	260,151	.58*
Class C	95,683	.51*
Institutional Class	6,057	.43*
	$ 597,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,547 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 1,985
Class T	1.75%	8,628
Class B	2.25%	2,966
		$ 13,579

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $95,429 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $23.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 201,967	$ 464,762
Class T	417,451	900,722
Class B	256,606	594,921
Class C	143,592	272,875
Institutional Class	39,302	83,847
Total	$ 1,058,918	$ 2,317,127

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	120,176	276,709	$ 1,346,926	$ 2,506,688
Reinvestment of distributions	17,065	47,515	183,774	418,463
Shares redeemed	(291,253)	(786,112)	(3,191,948)	(7,112,889)
Net increase (decrease)	(154,012)	(461,888)	$ (1,661,248)	$ (4,187,738)
Class T
Shares sold	268,278	687,303	$ 2,921,869	$ 6,362,754
Reinvestment of distributions	36,573	94,963	392,232	835,527
Shares redeemed	(713,040)	(2,241,515)	(7,741,329)	(20,155,205)
Net increase (decrease)	(408,189)	(1,459,249)	$ (4,427,228)	$ (12,956,924)
Class B
Shares sold	196,321	485,244	$ 2,093,342	$ 4,462,261
Reinvestment of distributions	21,061	56,917	219,667	497,557
Shares redeemed	(870,867)	(2,669,897)	(9,322,873)	(23,339,570)
Net increase (decrease)	(653,485)	(2,127,736)	$ (7,009,864)	$ (18,379,752)
Class C
Shares sold	146,095	516,658	$ 1,566,709	$ 4,655,427
Reinvestment of distributions	10,338	23,481	108,776	205,553
Shares redeemed	(542,488)	(1,732,363)	(5,833,238)	(15,285,051)
Net increase (decrease)	(386,055)	(1,192,224)	$ (4,157,753)	$ (10,424,071)
Institutional Class
Shares sold	8,903	46,922	$ 98,042	$ 453,326
Reinvestment of distributions	2,128	4,314	22,996	38,181
Shares redeemed	(47,304)	(106,668)	(521,614)	(951,849)
Net increase (decrease)	(36,273)	(55,432)	$ (400,576)	$ (460,342)

Telecommunications & Utilities Growth

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

(dagger) Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Value Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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Fidelity Investments Institutional Services Co., Inc.
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Fidelity Advisor

Focus Funds®

Institutional Class

Biotechnology

Consumer Industries

Cyclical Industries

Developing Communications

Electronics

Financial Services

Health Care

Natural Resources

Technology

Telecommunications &
Utilities Growth

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Biotechnology	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Consumer Industries	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Cyclical Industries	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Developing Communications	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Electronics	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Financial Services	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Health Care	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Natural Resources	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Technology	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications & Utilities Growth	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

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For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Advisor Biotechnology Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Genentech, Inc.	10.6
Genzyme Corp. - General Division	9.5
Gilead Sciences, Inc.	7.7
Amgen, Inc.	6.0
Cephalon, Inc.	5.5
Celgene Corp.	5.2
Biogen Idec, Inc.	5.1
MedImmune, Inc.	4.9
Millennium Pharmaceuticals, Inc.	4.1
Invitrogen Corp.	3.4
62.0
Top Industries as of January 31, 2004
% of fund's net assets
Biotechnology	89.1%
Pharmaceuticals	8.3%
Health Care Equipment & Supplies	0.9%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Biotechnology Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 89.0%
Abgenix, Inc. (a)	28,670	$ 447,252
Actelion Ltd. (Reg.) (a)	15,710	1,733,134
Affymetrix, Inc. (a)	42,100	1,319,835
Alkermes, Inc. (a)	27,440	411,051
Amgen, Inc. (a)	47,510	3,063,920
Amylin Pharmaceuticals, Inc. (a)	7,600	146,832
Biogen Idec, Inc. (a)	60,134	2,573,134
BioMarin Pharmaceutical, Inc. (a)	61,500	491,324
Celgene Corp. (a)	64,820	2,619,376
Cephalon, Inc. (a)	50,599	2,773,837
Chiron Corp. (a)	17,700	915,090
Dendreon Corp. (a)	4,500	63,000
Enzon Pharmaceuticals, Inc. (a)	7,100	95,140
Genentech, Inc. (a)	56,300	5,376,650
Genzyme Corp. - General Division (a)	88,320	4,844,352
Gilead Sciences, Inc. (a)	71,000	3,895,770
Harvard Bioscience, Inc. (a)	300	2,700
Human Genome Sciences, Inc. (a)	11,000	151,690
ICOS Corp. (a)	16,400	716,024
ImClone Systems, Inc. (a)	22,664	928,317
ImmunoGen, Inc. (a)	20,400	135,864
Immunomedics, Inc. (a)	23,500	112,565
Invitrogen Corp. (a)	22,650	1,744,050
Ligand Pharmaceuticals, Inc. Class B (a)	49,000	710,990
Medarex, Inc. (a)	24,590	215,408
MedImmune, Inc. (a)	107,000	2,514,500
Millennium Pharmaceuticals, Inc. (a)	118,286	2,086,565
Myogen, Inc.	6,000	110,400
Neurocrine Biosciences, Inc. (a)	22,000	1,244,980
NPS Pharmaceuticals, Inc. (a)	12,500	431,375
Protein Design Labs, Inc. (a)	41,900	846,380
Regeneron Pharmaceuticals, Inc. (a)	13,822	205,118
Rigel Pharmaceuticals, Inc. (a)	1,295	31,210
Seattle Genetics, Inc. (a)	11,300	116,729
Serologicals Corp. (a)	26,600	426,398
Tanox, Inc. (a)	10,700	187,357
Techne Corp. (a)	19,210	748,806
Telik, Inc. (a)	8,900	213,538
Transkaryotic Therapies, Inc. (a)	4,140	55,310
Trimeris, Inc. (a)	10,800	182,844
Vicuron Pharmaceuticals, Inc. (a)	1,300	30,823
XOMA Ltd. (a)	49,300	321,436
TOTAL BIOTECHNOLOGY		45,241,074
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Boston Scientific Corp. (a)	7,800	318,162
Epix Medical, Inc. (a)	400	7,480
Fisher Scientific International, Inc. (a)	3,200	142,880
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		468,522

	Shares	Value (Note 1)
PHARMACEUTICALS - 8.3%
Abbott Laboratories	11,700	$ 504,036
Altana AG sponsored ADR	5,500	311,850
Barr Pharmaceuticals, Inc. (a)	2,250	169,403
Esperion Therapeutics, Inc. (a)	10,200	352,512
Forest Laboratories, Inc. (a)	1,900	141,531
Guilford Pharmaceuticals, Inc. (a)	29,300	248,757
Johnson & Johnson	3,200	170,944
Medicines Co. (a)	19,500	592,410
Pharmion Corp.	4,504	72,334
Sepracor, Inc. (a)	40,996	1,108,942
Shire Pharmaceuticals Group PLC sponsored ADR (a)	13,500	394,875
SkyePharma PLC (a)	7,500	9,508
Wyeth	3,400	139,230
TOTAL PHARMACEUTICALS		4,216,332
TOTAL COMMON STOCKS (Cost $42,923,065)		49,925,928
Convertible Bonds - 0.1%
Principal Amount
BIOTECHNOLOGY - 0.1%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c) (Cost $88,861)	$ 90,000	67,500
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.08% (b) (Cost $796,040)	796,040	796,040
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $43,807,966)		50,789,468
NET OTHER ASSETS - 0.1%		38,750
NET ASSETS - 100%		$ 50,828,218
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $67,500 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $20,532,775 and $10,495,103, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $460 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $15,084,000 of which $1,850,000 and $13,234,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $43,807,966) - See accompanying schedule		$ 50,789,468
Receivable for investments sold		211,588
Receivable for fund shares sold		232,136
Dividends receivable		2,695
Interest receivable		2,461
Prepaid expenses		234
Other receivables		3,588
Total assets		51,242,170

Liabilities
Payable for investments purchased	$ 194,455
Payable for fund shares redeemed	114,790
Accrued management fee	25,737
Transfer agent fee payable	21,392
Distribution fees payable	30,337
Other affiliated payables	2,500
Other payables and accrued expenses	24,741
Total liabilities		413,952

Net Assets		$ 50,828,218
Net Assets consist of:
Paid in capital		$ 60,057,390
Accumulated net investment loss		(408,576)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,802,098)
Net unrealized appreciation (depreciation) on investments		6,981,502
Net Assets		$ 50,828,218
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,927,497 ÷ 1,452,676 shares)		$ 6.15

Maximum offering price per share (100/94.25 of $6.15)		$ 6.53
Class T: Net Asset Value and redemption price per share ($12,265,141 ÷ 2,012,227 shares)		$ 6.10

Maximum offering price per share (100/96.50 of $6.10)		$ 6.32
Class B: Net Asset Value and offering price per share ($16,631,426 ÷ 2,773,202 shares) A		$ 6.00

Class C: Net Asset Value and offering price per share ($12,082,115 ÷ 2,014,224 shares) A		$ 6.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($922,039 ÷ 149,026 shares)		$ 6.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 10,087
Interest		24,253
Security lending		4,076
Total income		38,416

Expenses
Management fee	$ 132,599
Transfer agent fees	129,015
Distribution fees	168,551
Accounting and security lending fees	28,450
Non-interested trustees' compensation	99
Custodian fees and expenses	4,303
Registration fees	38,853
Audit	19,219
Legal	62
Miscellaneous	153
Total expenses before reductions	521,304
Expense reductions	(71,933)	449,371
Net investment income (loss)		(410,955)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(86,428)
Foreign currency transactions	(46)
Total net realized gain (loss)		(86,474)
Change in net unrealized appreciation (depreciation) on investment securities		2,064,638
Net gain (loss)		1,978,164
Net increase (decrease) in net assets resulting from operations		$ 1,567,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Biotechnology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (410,955)	$ (526,064)
Net realized gain (loss)	(86,474)	(2,908,047)
Change in net unrealized appreciation (depreciation)	2,064,638	13,954,492
Net increase (decrease) in net assets resulting from operations	1,567,209	10,520,381
Share transactions - net increase (decrease)	4,453,492	3,458,182
Redemption fees	7,031	25,473
Total increase (decrease) in net assets	6,027,732	14,004,036

Net Assets
Beginning of period	44,800,486	30,796,450
End of period (including accumulated net investment loss of $408,576 and undistributed net investment income of $2,379, respectively)	$ 50,828,218	$ 44,800,486

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.94	$ 4.39	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.07)	(.04)
Net realized and unrealized gain (loss)	.25	1.60	(2.64)	(2.88)
Total from investment operations	.21	1.55	(2.71)	(2.92)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.15	$ 5.94	$ 4.39	$ 7.09
Total Return B, C, D	3.54%	35.31%	(38.08)%	(29.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.79% A	2.04%	1.99%	3.07% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.48% A	1.47%	1.46%	1.49% A
Net investment income (loss)	(1.31)% A	(1.11)%	(1.19)%	(.94)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,927	$ 7,718	$ 4,657	$ 4,232
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.90	$ 4.37	$ 7.07	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.09)	(.05)
Net realized and unrealized gain (loss)	.25	1.59	(2.62)	(2.89)
Total from investment operations	.20	1.53	(2.71)	(2.94)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.10	$ 5.90	$ 4.37	$ 7.07
Total Return B, C, D	3.39%	35.01%	(38.19)%	(29.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.18% A	2.39%	2.27%	3.29% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.73% A	1.72%	1.72%	1.74% A
Net investment income (loss)	(1.56)% A	(1.36)%	(1.45)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,265	$ 10,281	$ 6,861	$ 7,721
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.24	1.58	(2.61)	(2.89)
Total from investment operations	.18	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.00	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.09%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.56% A	2.78%	2.74%	3.83% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.06)% A	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,631	$ 15,154	$ 10,218	$ 8,875
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 4.33	$ 7.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	.24	1.58	(2.61)	(2.89)
Total from investment operations	.18	1.49	(2.73)	(2.96)
Redemption fees added to paid in capital E	- H	- H	.01	.01
Net asset value, end of period	$ 6.00	$ 5.82	$ 4.33	$ 7.05
Total Return B, C, D	3.09%	34.41%	(38.58)%	(29.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.40% A	2.58%	2.57%	3.73% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.22% A	2.22%	2.22%	2.24% A
Net investment income (loss)	(2.06)% A	(1.86)%	(1.95)%	(1.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,082	$ 10,493	$ 8,204	$ 6,321
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.97	$ 4.40	$ 7.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.06)	(.03)
Net realized and unrealized gain (loss)	.25	1.61	(2.64)	(2.89)
Total from investment operations	.22	1.57	(2.70)	(2.92)
Redemption fees added to paid in capital D	- G	- G	.01	.01
Net asset value, end of period	$ 6.19	$ 5.97	$ 4.40	$ 7.09
Total Return B, C	3.69%	35.68%	(37.94)%	(29.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.24% A	1.37%	1.41%	2.58% A
Expenses net of voluntary waivers, if any	1.24% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.21% A	1.22%	1.22%	1.24% A
Net investment income (loss)	(1.05)% A	(.86)%	(.94)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 922	$ 1,153	$ 857	$ 911
Portfolio turnover rate	49% A	71%	113%	64% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Biotechnology

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Biotechnology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,348,880	|
Unrealized depreciation	(2,986,680)
Net unrealized appreciation (depreciation)	$ 6,362,200
Cost for federal income tax purposes	$ 44,427,268

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 9,859	$ -
Class T	.25%	.25%	26,302	-
Class B	.75%	.25%	77,586	58,190
Class C	.75%	.25%	54,804	12,141
			$ 168,551	$ 70,331

Biotechnology

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,899
Class T	4,206
Class B*	26,420
Class C*	1,336
$ 41,861

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 22,312	.57*
Class T	37,143	.71*
Class B	45,090	.58*
Class C	23,196	.42*
Institutional Class	1,274	.26*
	$ 129,015

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $18,923 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 11,473
Class T	1.75%	22,717
Class B	2.25%	24,042
Class C	2.25%	8,314
Institutional Class	1.25%	-
		$ 66,546

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,338 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $49.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	404,657	680,076	$ 2,374,379	$ 3,440,096
Shares redeemed	(251,689)	(441,219)	(1,444,356)	(2,151,060)
Net increase (decrease)	152,968	238,857	$ 930,023	$ 1,289,036
Class T
Shares sold	490,577	780,971	$ 2,895,382	$ 3,727,715
Shares redeemed	(221,645)	(607,382)	(1,279,365)	(2,754,456)
Net increase (decrease)	268,932	173,589	$ 1,616,017	$ 973,259
Class B
Shares sold	487,690	1,029,065	$ 2,792,760	$ 4,968,448
Shares redeemed	(319,624)	(781,932)	(1,823,149)	(3,620,850)
Net increase (decrease)	168,066	247,133	$ 969,611	$ 1,347,598
Class C
Shares sold	449,419	755,361	$ 2,576,305	$ 3,589,348
Shares redeemed	(238,687)	(844,807)	(1,380,201)	(3,793,398)
Net increase (decrease)	210,732	(89,446)	$ 1,196,104	$ (204,050)
Institutional Class
Shares sold	10,014	85,342	$ 59,203	$ 466,184
Shares redeemed	(54,068)	(86,741)	(317,466)	(413,845)
Net increase (decrease)	(44,054)	(1,399)	$ (258,263)	$ 52,339

Biotechnology

Advisor Consumer Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
The Coca-Cola Co.	7.0
Procter & Gamble Co.	6.8
Clear Channel Communications, Inc.	5.4
PepsiCo, Inc.	3.6
Viacom, Inc. Class B (non-vtg.)	3.5
Wal-Mart Stores, Inc.	3.4
Anheuser-Busch Companies, Inc.	2.8
Home Depot, Inc.	2.8
Colgate-Palmolive Co.	2.4
Walt Disney Co.	2.3
40.0
Top Industries as of January 31, 2004
% of fund's net assets
Media	28.1%
Beverages	14.0%
Household Products	9.6%
Food & Staples Retailing	6.6%
Food Products	6.6%
All Others*	35.1%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Consumer Industries Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
AUTOMOBILES - 0.8%
Harley-Davidson, Inc.	8,200	$ 418,528
BEVERAGES - 14.0%
Anheuser-Busch Companies, Inc.	30,000	1,521,600
Cott Corp. (a)	10,400	290,349
PepsiCo, Inc.	40,928	1,934,257
The Coca-Cola Co.	76,550	3,769,321
TOTAL BEVERAGES		7,515,527
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Aramark Corp. Class B	7,200	189,504
Cintas Corp.	12,400	559,860
Manpower, Inc.	5,300	245,814
TOTAL COMMERCIAL SERVICES & SUPPLIES		995,178
FOOD & STAPLES RETAILING - 6.6%
CVS Corp.	18,800	671,536
Safeway, Inc. (a)	43,100	973,629
Sysco Corp.	200	7,586
Wal-Mart Stores, Inc.	34,080	1,835,208
Whole Foods Market, Inc.	900	60,723
TOTAL FOOD & STAPLES RETAILING		3,548,682
FOOD PRODUCTS - 6.6%
Bunge Ltd.	7,900	270,180
Dean Foods Co. (a)	16,350	523,200
Fresh Del Monte Produce, Inc.	9,500	247,000
Hershey Foods Corp.	3,200	241,632
Kellogg Co.	14,400	544,464
McCormick & Co., Inc. (non-vtg.)	3,700	109,816
Smithfield Foods, Inc. (a)	26,200	602,862
SunOpta, Inc. (a)	7,900	75,704
The J.M. Smucker Co.	2,300	107,157
Unilever NV (NY Shares)	11,700	789,516
TOTAL FOOD PRODUCTS		3,511,531
HOTELS, RESTAURANTS & LEISURE - 6.5%
Boyd Gaming Corp.	200	3,304
Brinker International, Inc. (a)	11,400	402,990
McDonald's Corp.	46,800	1,204,632
Multimedia Games, Inc. (a)	2,300	98,256
Orbitz, Inc. Class A	100	2,344
Outback Steakhouse, Inc.	16,000	709,440
Royal Caribbean Cruises Ltd.	16,600	703,342
Wendy's International, Inc.	4,120	163,688
Wyndham International, Inc. Class A (a)	172,100	189,310
TOTAL HOTELS, RESTAURANTS & LEISURE		3,477,306

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 1.3%
American Greetings Corp. Class A (a)	6,000	$ 125,880
Newell Rubbermaid, Inc.	23,900	583,877
TOTAL HOUSEHOLD DURABLES		709,757
HOUSEHOLD PRODUCTS - 9.6%
Colgate-Palmolive Co.	25,400	1,302,258
Kimberly-Clark Corp.	3,700	218,522
Procter & Gamble Co.	36,085	3,647,472
TOTAL HOUSEHOLD PRODUCTS		5,168,252
INTERNET & CATALOG RETAIL - 2.0%
InterActiveCorp (a)	33,000	1,069,200
INTERNET SOFTWARE & SERVICES - 2.8%
Sina Corp. (a)	12,200	557,381
Yahoo!, Inc. (a)	20,285	950,352
TOTAL INTERNET SOFTWARE & SERVICES		1,507,733
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Brunswick Corp.	4,100	142,885
MarineMax, Inc. (a)	7,100	159,750
TOTAL LEISURE EQUIPMENT & PRODUCTS		302,635
MEDIA - 28.1%
AMC Entertainment, Inc. (a)	21,200	326,480
Belo Corp. Series A	5,000	137,750
Cablevision Systems Corp. - NY Group Class A (a)	8,000	204,640
Clear Channel Communications, Inc.	64,749	2,913,058
Comcast Corp. Class A (special) (a)	11,080	365,086
Cox Communications, Inc. Class A (a)	7,900	270,654
Cumulus Media, Inc. Class A (a)	29,700	607,068
Dow Jones & Co., Inc.	5,300	262,244
E.W. Scripps Co. Class A	3,600	342,396
EchoStar Communications Corp. Class A (a)	14,400	525,600
Emmis Communications Corp. Class A (a)	200	5,194
Entercom Communications Corp. Class A (a)	100	4,761
Fox Entertainment Group, Inc. Class A (a)	22,500	673,650
Gannett Co., Inc.	4,580	392,552
JC Decaux SA (a)	17,800	329,477
Journal Communications, Inc. Class A	200	3,844
Lamar Advertising Co. Class A (a)	8,100	311,688
Liberty Media Corp. Class A (a)	46,200	537,768
Meredith Corp.	2,700	136,107
Omnicom Group, Inc.	4,100	337,840
Pixar (a)	2,000	133,000
R.H. Donnelley Corp. (a)	12,800	535,040
Radio One, Inc. Class D (non-vtg.) (a)	11,200	206,416
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Spanish Broadcasting System, Inc. Class A (a)	8,300	$ 96,031
Time Warner, Inc. (a)	33,300	585,081
TiVo, Inc. (a)	52,100	561,117
Univision Communications, Inc. Class A (a)	7,100	251,127
Viacom, Inc.:
Class A	21,800	884,426
Class B (non-vtg.)	45,897	1,849,649
Walt Disney Co.	52,200	1,252,800
TOTAL MEDIA		15,042,544
MULTILINE RETAIL - 2.4%
Big Lots, Inc. (a)	9,600	135,648
Dollar General Corp.	8,300	184,426
Family Dollar Stores, Inc.	10,200	353,328
JCPenney Co., Inc.	10,300	269,654
Nordstrom, Inc.	4,600	180,780
Saks, Inc. (a)	3,200	54,400
Tuesday Morning Corp. (a)	2,800	88,508
TOTAL MULTILINE RETAIL		1,266,744
PERSONAL PRODUCTS - 2.7%
Avon Products, Inc.	4,850	307,102
Estee Lauder Companies, Inc. Class A	5,300	217,141
Gillette Co.	25,800	935,250
TOTAL PERSONAL PRODUCTS		1,459,493
SPECIALTY RETAIL - 6.0%
Foot Locker, Inc.	8,900	220,186
Home Depot, Inc.	41,390	1,468,103
Hot Topic, Inc. (a)	150	4,571
Limited Brands, Inc.	9,000	163,800
Lowe's Companies, Inc.	10,200	546,210
Office Depot, Inc. (a)	100	1,595
PETsMART, Inc.	5,000	117,350
Select Comfort Corp. (a)	10,800	251,424
West Marine, Inc. (a)	6,100	167,811
Wilsons Leather Experts, Inc. (a)	79,900	246,092
TOTAL SPECIALTY RETAIL		3,187,142
TEXTILES APPAREL & LUXURY GOODS - 3.7%
Coach, Inc. (a)	4,400	155,892
Kenneth Cole Productions, Inc. Class A	3,200	107,040
Liz Claiborne, Inc.	8,400	300,468
NIKE, Inc. Class B	14,000	975,240
Polo Ralph Lauren Corp. Class A	3,600	108,720
Reebok International Ltd.	9,200	356,776
TOTAL TEXTILES APPAREL & LUXURY GOODS		2,004,136

	Shares	Value (Note 1)
TOBACCO - 3.0%
Altria Group, Inc.	15,520	$ 862,757
UST, Inc.	21,400	764,194
TOTAL TOBACCO		1,626,951
TOTAL COMMON STOCKS (Cost $46,847,183)		52,811,339
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 1.08% (b)	970,082	970,082
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	925,000	925,000
TOTAL MONEY MARKET FUNDS (Cost $1,895,082)		1,895,082
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $48,742,265)	54,706,421
NET OTHER ASSETS - (2.1)%	(1,139,354)
NET ASSETS - 100%	$ 53,567,067
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $31,589,776 and $30,039,668, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,179 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $2,654,000 of which $1,251,000 and $1,403,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $1,021,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Advisor Consumer Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $921,670) (cost $48,742,265) - See accompanying schedule		$ 54,706,421
Cash		100,311
Receivable for investments sold		524,513
Receivable for fund shares sold		171,738
Dividends receivable		30,665
Interest receivable		1,951
Prepaid expenses		255
Other receivables		6,830
Total assets		55,542,684

Liabilities
Payable for investments purchased	$ 759,708
Payable for fund shares redeemed	185,255
Accrued management fee	34,504
Distribution fees payable	30,159
Other affiliated payables	19,586
Other payables and accrued expenses	21,405
Collateral on securities loaned, at value	925,000
Total liabilities		1,975,617

Net Assets		$ 53,567,067
Net Assets consist of:
Paid in capital		$ 48,325,180
Accumulated net investment loss		(174,734)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(547,535)
Net unrealized appreciation (depreciation) on investments		5,964,156
Net Assets		$ 53,567,067
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,394,553 ÷ 746,295 shares)		$ 15.27

Maximum offering price per share (100/94.25 of $15.27)		$ 16.20
Class T: Net Asset Value and redemption price per share ($16,451,131 ÷ 1,094,083 shares)		$ 15.04

Maximum offering price per share (100/96.50 of $15.04)		$ 15.59
Class B: Net Asset Value and offering price per share ($18,159,614 ÷ 1,250,928 shares) A		$ 14.52

Class C: Net Asset Value and offering price per share ($6,678,244 ÷ 459,313 shares) A		$ 14.54

Institutional: Net Asset Value, offering price and redemption price per share ($883,525 ÷ 56,776 shares)		$ 15.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 283,413
Interest		10,450
Security lending		1,517
Total income		295,380

Expenses
Management fee	$ 146,384
Transfer agent fees	103,452
Distribution fees	171,067
Accounting and security lending fees	27,586
Non-interested trustees' compensation	150
Custodian fees and expenses	3,234
Registration fees	36,047
Audit	18,218
Legal	79
Miscellaneous	167
Total expenses before reductions	506,384
Expense reductions	(36,270)	470,114
Net investment income (loss)		(174,734)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,422,894
Foreign currency transactions	(250)
Total net realized gain (loss)		3,422,644
Change in net unrealized appreciation (depreciation) on investment securities		2,021,010
Net gain (loss)		5,443,654
Net increase (decrease) in net assets resulting from operations		$ 5,268,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Consumer Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (174,734)	$ (323,122)
Net realized gain (loss)	3,422,644	(2,493,545)
Change in net unrealized appreciation (depreciation)	2,021,010	5,783,611
Net increase (decrease) in net assets resulting from operations	5,268,920	2,966,944
Share transactions - net increase (decrease)	2,029,923	3,526,707
Redemption fees	5,082	16,225
Total increase (decrease) in net assets	7,303,925	6,509,876

Net Assets
Beginning of period	46,263,142	39,753,266
End of period (including accumulated net investment loss of $174,734 and $0, respectively)	$ 53,567,067	$ 46,263,142

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01	$ 15.08
Income from Investment Operations
Net investment income (loss)E	(.02)	(.04)	(.05)	.01	(.04)	(.03)
Net realized and unrealized gain (loss)	1.58	1.04	(2.09)	.15	(.68)	1.80
Total from investment operations	1.56	1.00	(2.14)	.16	(.72)	1.77
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 15.27	$ 13.71	$ 12.71	$ 15.20	$ 15.04	$ 16.01
Total ReturnB,C,D	11.38%	7.87%	(14.30)%	1.06%	(4.48)%	13.49%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.59%A	1.70%	1.69%	1.71%	1.62%	1.61%
Expenses net of voluntary waivers, if any	1.50%A	1.53%	1.50%	1.50%	1.50%	1.55%
Expenses net of all reductions	1.44%A	1.48%	1.47%	1.49%	1.49%	1.54%
Net investment income (loss)	(.27)%A	(.33)%	(.36)%	.08%	(.24)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,395	$ 9,101	$ 7,209	$ 4,648	$ 3,609	$ 3,504
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93	$ 15.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.07)	(.09)	(.02)	(.08)	(.06)
Net realized and unrealized gain (loss)	1.57	1.01	(2.05)	.15	(.67)	1.79
Total from investment operations	1.53	.94	(2.14)	.13	(.75)	1.73
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 15.04	$ 13.51	$ 12.57	$ 15.06	$ 14.93	$ 15.93
Total ReturnB,C,D	11.32%	7.48%	(14.44)%	.87%	(4.69)%	13.20%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.84%A	1.87%	1.89%	1.98%	1.85%	1.83%
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.75%	1.75%	1.75%	1.79%
Expenses net of all reductions	1.68%A	1.73%	1.72%	1.73%	1.73%	1.77%
Net investment income (loss)	(.51)%A	(.58)%	(.61)%	(.17)%	(.49)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,451	$ 13,693	$ 12,132	$ 12,899	$ 13,275	$ 21,714
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76	$ 14.91
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.15)	(.10)	(.15)	(.14)
Net realized and unrealized gain (loss)	1.51	.99	(2.01)	.14	(.67)	1.79
Total from investment operations	1.44	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.81)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.81)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 14.52	$ 13.08	$ 12.22	$ 14.73	$ 14.69	$ 15.76
Total ReturnB,C,D	11.01%	7.04%	(14.91)%	.27%	(5.19)%	12.71%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.32%A	2.37%	2.39%	2.51%	2.41%	2.39%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.18%A	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.01)%A	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,160	$ 15,944	$ 13,807	$ 13,483	$ 9,021	$ 9,832
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78	$ 14.95
Income from Investment Operations
Net investment income (loss)E	(.07)	(.13)	(.15)	(.10)	(.15)	(.15)
Net realized and unrealized gain (loss)	1.51	.99	(2.01)	.14	(.67)	1.80
Total from investment operations	1.44	.86	(2.16)	.04	(.82)	1.65
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.83)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.83)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.01
Net asset value, end of period	$ 14.54	$ 13.10	$ 12.24	$ 14.75	$ 14.71	$ 15.78
Total ReturnB,C,D	10.99%	7.03%	(14.89)%	.27%	(5.19)%	12.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.27%A	2.33%	2.35%	2.49%	2.42%	2.42%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.32%
Expenses net of all reductions	2.18%A	2.19%	2.22%	2.24%	2.24%	2.30%
Net investment income (loss)	(1.01)%A	(1.05)%	(1.11)%	(.67)%	(.99)%	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,678	$ 6,759	$ 5,391	$ 5,504	$ 3,048	$ 2,758
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11	$ 15.12
Income from Investment Operations
Net investment income (loss)D	-F	(.01)	(.02)	.05	-F	.02
Net realized and unrealized gain (loss)	1.61	1.05	(2.10)	.15	(.69)	1.81
Total from investment operations	1.61	1.04	(2.12)	.20	(.69)	1.83
Distributions from net realized gain	-	-	(.35)	-	(.20)	(.85)
Distributions in excess of net realized gain	-	-	-	-	(.06)	-
Total distributions	-	-	(.35)	-	(.26)	(.85)
Redemption fees added to paid in capitalD	-F	-F	-F	-F	.02	.01
Net asset value, end of period	$ 15.56	$ 13.95	$ 12.91	$ 15.38	$ 15.18	$ 16.11
Total ReturnB,C	11.54%	8.06%	(14.00)%	1.32%	(4.20)%	13.87%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.37%A	1.49%	1.39%	1.57%	1.31%	1.29%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.18%A	1.19%	1.22%	1.24%	1.24%	1.24%
Net investment income (loss)	(.02)%A	(.05)%	(.11)%	.33%	.01%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 884	$ 766	$ 1,215	$ 1,249	$ 1,449	$ 5,954
Portfolio turnover rate	123%A	88%	136%	77%	69%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Consumer Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,192,039	|
Unrealized depreciation	(688,396)
Net unrealized appreciation (depreciation)	$ 5,503,643
Cost for federal income tax purposes	$ 49,202,778

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,752	$ -
Class T	.25%	.25%	39,580	-
Class B	.75%	.25%	85,911	64,434
Class C	.75%	.25%	32,824	5,407
			$ 171,067	$ 69,841

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Consumer Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,568
Class T	1,437
Class B*	25,487
Class C*	415
$ 38,907

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,645	.42*
Class T	33,632	.43*
Class B	34,565	.40*
Class C	11,682	.36*
Institutional Class	1,928	.46*
	$ 103,452

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,421 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 4,414
Class T	1.75%	7,397
Class B	2.25%	6,037
Class C	2.25%	911
Institutional Class	1.25%	513
		$ 19,272

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $16,998 for the period.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	181,050	377,980	$ 2,642,127	$ 4,774,106
Shares redeemed	(98,770)	(281,020)	(1,415,459)	(3,483,682)
Net increase (decrease)	82,280	96,960	$ 1,226,668	$ 1,290,424
Class T
Shares sold	248,178	363,773	$ 3,509,774	$ 4,562,911
Shares redeemed	(167,337)	(315,873)	(2,400,086)	(3,918,341)
Net increase (decrease)	80,841	47,900	$ 1,109,688	$ 644,570
Class B
Shares sold	163,724	479,966	$ 2,278,810	$ 5,825,118
Shares redeemed	(131,649)	(390,683)	(1,833,121)	(4,652,792)
Net increase (decrease)	32,075	89,283	$ 445,689	$ 1,172,326
Class C
Shares sold	54,471	207,444	$ 757,924	$ 2,509,927
Shares redeemed	(111,106)	(131,925)	(1,538,361)	(1,592,035)
Net increase (decrease)	(56,635)	75,519	$ (780,437)	$ 917,892
Institutional Class
Shares sold	8,453	21,067	$ 126,403	$ 270,692
Shares redeemed	(6,587)	(60,319)	(98,088)	(769,197)
Net increase (decrease)	1,866	(39,252)	$ 28,315	$ (498,505)

Consumer Industries

Advisor Cyclical Industries Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
General Electric Co.	8.1
Tyco International Ltd.	6.0
Honeywell International, Inc.	4.9
3M Co.	3.8
Boeing Co.	3.5
Dow Chemical Co.	3.3
United Technologies Corp.	2.9
Manitowoc Co., Inc.	2.1
ITT Industries, Inc.	2.0
Lockheed Martin Corp.	1.9
38.5
Top Industries as of January 31, 2004
% of fund's net assets
Aerospace & Defense	20.5%
Industrial Conglomerates	18.3%
Machinery	15.4%
Chemicals	11.8%
Road & Rail	3.8%
All Others*	30.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Cyclical Industries Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 20.5%
BE Aerospace, Inc. (a)	17,600	$ 98,384
Boeing Co.	35,200	1,469,600
Bombardier, Inc. Class B (sub. vtg.)	115,500	522,029
EADS NV	16,400	357,157
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	17,900	527,513
Goodrich Corp.	9,200	283,820
Honeywell International, Inc.	58,100	2,098,572
Lockheed Martin Corp.	16,214	788,325
Northrop Grumman Corp.	7,627	737,607
Precision Castparts Corp.	4,100	191,839
United Defense Industries, Inc. (a)	14,700	430,710
United Technologies Corp.	12,911	1,233,517
TOTAL AEROSPACE & DEFENSE		8,739,073
AIR FREIGHT & LOGISTICS - 2.3%
C.H. Robinson Worldwide, Inc.	1,900	72,010
CNF, Inc.	9,800	313,012
FedEx Corp.	6,300	423,864
Ryder System, Inc.	1,400	51,520
UTI Worldwide, Inc.	3,080	126,927
TOTAL AIR FREIGHT & LOGISTICS		987,333
AIRLINES - 1.2%
Alaska Air Group, Inc. (a)	2,300	63,940
AMR Corp. (a)	900	14,760
Continental Airlines, Inc. Class B (a)	20,900	325,831
Northwest Airlines Corp. (a)	8,300	94,786
TOTAL AIRLINES		499,317
AUTO COMPONENTS - 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	4,600	178,296
BorgWarner, Inc.	1,000	92,920
Delphi Corp.	12,000	126,960
Dura Automotive Systems, Inc. Class A (a)	2,900	42,775
Gentex Corp.	3,300	144,309
Johnson Controls, Inc.	1,600	94,160
Lear Corp.	2,400	157,584
Visteon Corp.	5,600	59,920
TOTAL AUTO COMPONENTS		896,924
AUTOMOBILES - 1.8%
Ford Motor Co.	37,500	545,250
Harley-Davidson, Inc.	4,700	239,888
TOTAL AUTOMOBILES		785,138
BUILDING PRODUCTS - 2.1%
American Standard Companies, Inc. (a)	4,500	477,900

	Shares	Value (Note 1)
Masco Corp.	10,600	$ 282,596
Trex Co., Inc. (a)	3,800	147,250
TOTAL BUILDING PRODUCTS		907,746
CHEMICALS - 11.8%
Airgas, Inc.	8,200	186,058
Arch Chemicals, Inc.	1,300	32,240
Dow Chemical Co.	33,500	1,405,325
E.I. du Pont de Nemours & Co.	17,000	746,300
Eastman Chemical Co.	1,940	77,387
Ferro Corp.	4,600	119,370
Georgia Gulf Corp.	4,100	106,149
Hercules, Inc. (a)	6,000	73,200
Lyondell Chemical Co.	41,923	718,560
Millennium Chemicals, Inc.	48,200	610,694
Minerals Technologies, Inc.	400	21,172
Olin Corp.	18,800	358,516
PolyOne Corp. (a)	37,900	254,309
PPG Industries, Inc.	5,900	343,557
TOTAL CHEMICALS		5,052,837
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Allied Waste Industries, Inc. (a)	5,500	75,075
Copart, Inc. (a)	3,900	65,715
Herman Miller, Inc.	18,200	439,348
HON Industries, Inc.	1,700	71,179
IKON Office Solutions, Inc.	8,200	97,662
Republic Services, Inc.	11,900	296,905
Waste Connections, Inc. (a)	3,600	133,920
Waste Management, Inc.	3,100	86,056
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,265,860
CONSTRUCTION & ENGINEERING - 2.5%
Dycom Industries, Inc. (a)	7,700	199,199
EMCOR Group, Inc. (a)	7,100	289,751
Granite Construction, Inc.	9,400	200,408
Jacobs Engineering Group, Inc. (a)	1,500	67,320
URS Corp. (a)	11,100	306,915
TOTAL CONSTRUCTION & ENGINEERING		1,063,593
CONSTRUCTION MATERIALS - 0.7%
Martin Marietta Materials, Inc.	1,374	63,204
Texas Industries, Inc.	5,400	188,514
Vulcan Materials Co.	1,000	47,700
TOTAL CONSTRUCTION MATERIALS		299,418
CONTAINERS & PACKAGING - 0.8%
Owens-Illinois, Inc. (a)	900	10,062
Pactiv Corp. (a)	14,900	323,181
TOTAL CONTAINERS & PACKAGING		333,243
Common Stocks - continued
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 0.1%
GATX Corp.	2,700	$ 61,020
ELECTRICAL EQUIPMENT - 1.0%
A.O. Smith Corp.	8,100	252,801
Baldor Electric Co.	1,100	25,586
Cooper Industries Ltd. Class A	1,400	78,820
Roper Industries, Inc.	1,600	77,584
TOTAL ELECTRICAL EQUIPMENT		434,791
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Cognex Corp.	3,000	96,150
Mettler-Toledo International, Inc. (a)	1,400	64,120
Molex, Inc.	2,400	83,376
Tech Data Corp. (a)	1,300	53,937
Thermo Electron Corp. (a)	3,500	97,545
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		395,128
ENERGY EQUIPMENT & SERVICES - 0.2%
Cooper Cameron Corp. (a)	2,200	91,740
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp. (a)	1,500	77,925
HOUSEHOLD DURABLES - 2.0%
Beazer Homes USA, Inc.	300	27,969
Black & Decker Corp.	1,400	71,750
D.R. Horton, Inc.	9,000	252,900
KB Home	1,000	67,540
Leggett & Platt, Inc.	5,200	128,128
Lennar Corp.:
Class A	3,300	145,530
Class B	660	27,647
Ryland Group, Inc.	1,500	114,375
TOTAL HOUSEHOLD DURABLES		835,839
INDUSTRIAL CONGLOMERATES - 18.3%
3M Co.	20,560	1,626,090
Carlisle Companies, Inc.	800	46,528
General Electric Co.	103,100	3,467,253
Teleflex, Inc.	900	44,010
Textron, Inc.	1,600	85,248
Tyco International Ltd.	95,700	2,559,975
TOTAL INDUSTRIAL CONGLOMERATES		7,829,104
MACHINERY - 15.4%
AGCO Corp. (a)	17,000	342,720
Astec Industries, Inc. (a)	17,700	239,658
Caterpillar, Inc.	8,100	632,853
Cummins, Inc.	3,000	152,190
Dover Corp.	5,200	214,864

	Shares	Value (Note 1)
IDEX Corp.	1,100	$ 45,870
Ingersoll-Rand Co. Ltd. Class A	10,500	698,565
ITT Industries, Inc.	11,300	842,302
Kennametal, Inc.	1,066	45,198
Manitowoc Co., Inc.	29,500	881,460
Navistar International Corp. (a)	3,040	144,552
Oshkosh Truck Co.	600	34,968
PACCAR, Inc.	1,100	86,493
Parker Hannifin Corp.	2,700	148,473
Pentair, Inc.	9,300	424,824
SPX Corp. (a)	5,000	283,700
Terex Corp. (a)	23,300	687,816
Timken Co.	23,300	513,765
Toro Co.	1,200	57,120
Wabash National Corp. (a)	800	22,008
Watts Water Technologies, Inc. Class A	2,900	64,380
TOTAL MACHINERY		6,563,779
METALS & MINING - 1.2%
AK Steel Holding Corp. (a)	6,000	29,400
Companhia Vale do Rio Doce sponsored ADR	1,700	91,239
Nucor Corp.	4,600	259,026
Phelps Dodge Corp. (a)	1,500	113,505
TOTAL METALS & MINING		493,170
OFFICE ELECTRONICS - 0.3%
Xerox Corp. (a)	7,300	106,872
OIL & GAS - 0.4%
Overseas Shipholding Group, Inc.	1,100	38,742
Tsakos Energy Navigation Ltd.	6,230	148,523
TOTAL OIL & GAS		187,265
PAPER & FOREST PRODUCTS - 0.3%
Bowater, Inc.	2,800	125,300
ROAD & RAIL - 3.8%
Boyd Brothers Transportation, Inc. (a)	10,952	74,802
Canadian National Railway Co.	6,700	401,100
CSX Corp.	12,450	392,922
Marten Transport Ltd. (a)	600	10,512
Norfolk Southern Corp.	6,000	133,800
P.A.M. Transportation Services, Inc. (a)	1,900	33,668
Quality Distribution, Inc.	4,100	80,893
Union Pacific Corp.	7,000	450,800
USF Corp.	1,600	54,752
TOTAL ROAD & RAIL		1,633,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Cabot Microelectronics Corp. (a)	1,900	86,260
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 1.3%
AutoZone, Inc. (a)	900	$ 75,888
Sonic Automotive, Inc. Class A	8,200	183,516
Toys 'R' Us, Inc. (a)	14,900	210,388
United Auto Group, Inc.	3,300	93,522
TOTAL SPECIALTY RETAIL		563,314
TRADING COMPANIES & DISTRIBUTORS - 0.3%
W.W. Grainger, Inc.	2,740	131,904
TOTAL COMMON STOCKS (Cost $34,426,114)		40,447,142
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.08% (b)	1,584,649	1,584,649
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	374,302	374,302
TOTAL MONEY MARKET FUNDS (Cost $1,958,951)		1,958,951
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 1/30/04 due 2/2/04) (Cost $28,000)	$ 28,002	28,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $36,413,065)	42,434,093
NET OTHER ASSETS - 0.6%	269,701
NET ASSETS - 100%	$ 42,703,794
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,154,401 and $12,074,206, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,714 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $1,080,000 of which $344,000 and $736,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $347,748 and repurchase agreements of $28,000)(cost $36,413,065) - See accompanying schedule		$ 42,434,093
Receivable for investments sold		2,248,467
Receivable for fund shares sold		306,878
Dividends receivable		16,518
Interest receivable		1,167
Prepaid expenses		139
Other receivables		3,533
Total assets		45,010,795
Liabilities
Payable to custodian bank	$ 2,256
Payable for investments purchased	1,771,886
Payable for fund shares redeemed	73,783
Accrued management fee	25,098
Distribution fees payable	23,941
Other affiliated payables	13,191
Other payables and accrued expenses	22,544
Collateral on securities loaned, at value	374,302
Total liabilities		2,307,001
Net Assets		$ 42,703,794
Net Assets consist of:
Paid in capital		$ 37,553,815
Accumulated net investment loss		(70,593)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(800,471)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,021,043
Net Assets		$ 42,703,794
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,711,542 ÷ 631,517 shares)		$ 16.96
Maximum offering price per share (100/94.25 of $16.96)		$ 17.99
Class T: Net Asset Value and redemption price per share ($8,548,249 ÷ 508,999 shares)		$ 16.79
Maximum offering price per share (100/96.50 of $16.79)		$ 17.40
Class B: Net Asset Value and offering price per share ($13,637,706 ÷ 839,081 shares)A		$ 16.25
Class C: Net Asset Value and offering price per share ($8,376,904 ÷ 512,854 shares)A		$ 16.33
Institutional: Net Asset Value, offering price and redemption price per share ($1,429,393 ÷ 82,625 shares)		$ 17.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)
Investment Income
Dividends		$ 229,013
Interest		4,588
Security lending		1,020
Total income		234,621
Expenses
Management fee	$ 91,667
Transfer agent fees	58,761
Distribution fees	111,960
Accounting and security lending fees	27,543
Non-interested trustees' compensation	86
Custodian fees and expenses	5,710
Registration fees	36,050
Audit	18,163
Legal	43
Miscellaneous	93
Total expenses before reductions	350,076
Expense reductions	(44,862)	305,214
Net investment income (loss)		(70,593)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,062,212
Foreign currency transactions	(194)
Total net realized gain (loss)		1,062,018
Change in net unrealized appreciation (depreciation) on: Investment securities	4,459,963
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		4,459,969
Net gain (loss)		5,521,987
Net increase (decrease) in net assets resulting from operations		$ 5,451,394

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (70,593)	$ 5,720
Net realized gain (loss)	1,062,018	(481,261)
Change in net unrealized appreciation (depreciation)	4,459,969	2,738,197
Net increase (decrease) in net assets resulting from operations	5,451,394	2,262,656
Distributions to shareholders from net investment income	-	(14,952)
Share transactions - net increase (decrease)	12,012,923	(2,648,164)
Redemption fees	6,068	2,815
Total increase (decrease) in net assets	17,470,385	(397,645)
Net Assets
Beginning of period	25,233,409	25,631,054
End of period (including accumulated net investment loss of $70,593 and $0, respectively)	$ 42,703,794	$ 25,233,409

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13	$ 13.56
Income from Investment Operations
Net investment income (loss) E	- G	.06	(.04)	.04	.02	.01
Net realized and unrealized gain (loss)	2.81	1.36	(2.37)	1.98	(.33)	1.23
Total from investment operations	2.81	1.42	(2.41)	2.02	(.31)	1.24
Distributions from net investment income	-	(.02)	-	(.04)	-	-
Distributions from net realized gain	-	-	-	(.40)	(.27)	(.68)
Total distributions	-	(.02)	-	(.44)	(.27)	(.68)
Redemption fees added to paid in capital E	-G	-G	.01	.01	.01	.01
Net asset value, end of period	$ 16.96	$ 14.15	$ 12.75	$ 15.15	$ 13.56	$ 14.13
Total Return B,C,D	19.86%	11.16%	(15.84)%	15.27%	(2.13)%	10.81%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.99%	1.83%	2.59%	2.87%	3.53%
Expenses net of voluntary waivers, if any	1.50% A	1.53%	1.50%	1.50%	1.50%	1.56%
Expenses net of all reductions	1.47% A	1.46%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.01% A	.46%	(.25)%	.28%	.18%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,712	$ 4,272	$ 3,160	$ 2,270	$ 973	$ 896
Portfolio turnover rate	78% A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07	$ 13.51
Income from Investment Operations
Net investment income (loss)E	(.02)	.03	(.07)	-G	(.01)	(.03)
Net realized and unrealized gain (loss)	2.79	1.34	(2.36)	2.00	(.34)	1.24
Total from investment operations	2.77	1.37	(2.43)	2.00	(.35)	1.21
Distributions from net investment income	-	(.01)	-	(.01)	-	-
Distributions from net realized gain	-	-	-	(.39)	(.25)	(.66)
Total distributions	-	(.01)	-	(.40)	(.25)	(.66)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 16.79	$ 14.02	$ 12.66	$ 15.09	$ 13.48	$ 14.07
Total ReturnB,C,D	19.76%	10.84%	(16.10)%	15.18%	(2.43)%	10.57%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.06%A	2.25%	2.07%	2.85%	3.12%	3.77%
Expenses net of voluntary waivers, if any	1.75%A	1.78%	1.75%	1.75%	1.75%	1.83%
Expenses net of all reductions	1.72%A	1.71%	1.74%	1.74%	1.74%	1.81%
Net investment income (loss)	(.24)%A	.22%	(.50)%	.03%	(.07)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,548	$ 5,493	$ 6,216	$ 5,654	$ 3,885	$ 3,471
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89	$ 13.40
Income from Investment Operations
Net investment income (loss)E	(.06)	(.03)	(.14)	(.07)	(.07)	(.09)
Net realized and unrealized gain (loss)	2.70	1.31	(2.30)	1.95	(.34)	1.22
Total from investment operations	2.64	1.28	(2.44)	1.88	(.41)	1.13
Distributions from net realized gain	-	-	-	(.37)	(.24)	(.65)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 16.25	$ 13.61	$ 12.33	$ 14.77	$ 13.25	$ 13.89
Total ReturnB,C,D	19.40%	10.38%	(16.52)%	14.51%	(2.90)%	10.01%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.51%A	2.68%	2.58%	3.39%	3.64%	4.30%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.31%
Expenses net of all reductions	2.22%A	2.18%	2.24%	2.24%	2.24%	2.29%
Net investment income (loss)	(.74)%A	(.26)%	(1.00)%	(.47)%	(.57)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,638	$ 9,005	$ 9,008	$ 5,674	$ 1,879	$ 2,043
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Cyclical Industries Fund
Financial Statements - continued

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91	$ 13.45
Income from Investment Operations
Net investment income (loss)E	(.06)	(.03)	(.14)	(.07)	(.08)	(.09)
Net realized and unrealized gain (loss)	2.72	1.31	(2.31)	2.00	(.36)	1.20
Total from investment operations	2.66	1.28	(2.45)	1.93	(.44)	1.11
Distributions from net realized gain	-	-	-	(.35)	(.22)	(.67)
Redemption fees added to paid in capitalE	-G	-G	-G	-G	.01	.02
Net asset value, end of period	$ 16.33	$ 13.67	$ 12.39	$ 14.84	$ 13.26	$ 13.91
Total ReturnB,C,D	19.46%	10.33%	(16.51) %	14.78%	(3.11) %	9.94%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.41%A	2.57%	2.49%	3.36%	3.62%	4.34%
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%	2.25%	2.28%
Expenses net of all reductions	2.22%A	2.18%	2.24%	2.24%	2.24%	2.27%
Net investment income (loss)	(.74)%A	(.26)%	(1.00)%	(.47)%	(.57)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,377	$ 5,307	$ 5,143	$ 2,847	$ 625	$ 1,451
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28	$ 13.68
Income from Investment Operations
Net investment income (loss)D	.02	.09	-F	.08	.06	.04
Net realized and unrealized gain (loss)	2.87	1.39	(2.41)	2.05	(.36)	1.25
Total from investment operations	2.89	1.48	(2.41)	2.13	(.30)	1.29
Distributions from net investment income	-	(.03)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.40)	(.29)	(.70)
Total distributions	-	(.03)	-	(.47)	(.29)	(.70)
Redemption fees added to paid in capitalD	-F	-F	-F	.01	.01	.01
Net asset value, end of period	$ 17.30	$ 14.41	$ 12.96	$ 15.37	$ 13.70	$ 14.28
Total ReturnB,C	20.06%	11.46%	(15.68) %	15.95%	(2.04) %	11.15%
Ratios to Average Net AssetsE
Expenses before expense reductions	1.52%A	1.55%	1.45%	2.27%	2.50%	3.12%
Expenses net of voluntary waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.31%
Expenses net of all reductions	1.22%A	1.18%	1.24%	1.24%	1.24%	1.29%
Net investment income (loss)	.26%A	.74%	-%	.53%	.43%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,429	$ 1,156	$ 2,104	$ 1,751	$ 1,706	$ 3,377
Portfolio turnover rate	78%A	149%	45%	78%	111%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Cyclical Industries Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,587,385	|
Unrealized depreciation	(1,303,748)
Net unrealized appreciation (depreciation)	$ 5,283,637
Cost for federal income tax purposes	$ 37,150,456

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,393	$ -
Class T	.25%	.25%	16,254	-
Class B	.75%	.25%	53,356	40,017
Class C	.75%	.25%	33,957	8,366
			$ 111,960	$ 48,383

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Cyclical Industries

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,600
Class T	1,871
Class B*	19,451
Class C*	250
$ 30,172

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 13,567	.41*
Class T	13,836	.43*
Class B	19,969	.38*
Class C	9,400	.28*
Institutional Class	1,989	.39*
	$ 58,761

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,571 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 9,900
Class T	1.75%	10,276
Class B	2.25%	14,186
Class C	2.25%	5,718
Institutional Class	1.25%	1,416
		$ 41,496

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,281 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $85.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ -	$ 5,752
Class T	-	4,663
Institutional Class	-	4,537
Total	$ -	$ 14,952

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	442,969	236,068	$ 7,142,056	$ 2,919,194
Reinvestment of distributions	-	416	-	5,011
Shares redeemed	(113,409)	(182,486)	(1,813,566)	(2,231,044)
Net increase (decrease)	329,560	53,998	$ 5,328,490	$ 693,161
Class T
Shares sold	175,370	99,527	$ 2,846,187	$ 1,210,658
Reinvestment of distributions	-	347	-	4,150
Shares redeemed	(58,105)	(199,161)	(898,883)	(2,441,170)
Net increase (decrease)	117,265	(99,287)	$ 1,947,304	$ (1,226,362)
Class B
Shares sold	250,211	176,262	$ 3,874,513	$ 2,099,562
Shares redeemed	(72,964)	(245,144)	(1,081,082)	(2,926,892)
Net increase (decrease)	177,247	(68,882)	$ 2,793,431	$ (827,330)
Class C
Shares sold	197,432	106,747	$ 2,999,976	$ 1,304,843
Shares redeemed	(72,774)	(133,698)	(1,150,241)	(1,603,922)
Net increase (decrease)	124,658	(26,951)	$ 1,849,735	$ (299,079)
Institutional Class
Shares sold	29,842	18,786	$ 516,722	$ 240,107
Reinvestment of distributions	-	308	-	3,771
Shares redeemed	(27,434)	(101,267)	(422,759)	(1,232,432)
Net increase (decrease)	2,408	(82,173)	$ 93,963	$ (988,554)

Cyclical Industries

Advisor Developing Communications Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Telefonaktiebolaget LM Ericsson ADR	11.3
Alcatel SA sponsored ADR	8.8
Motorola, Inc.	6.3
Marconi Corp. PLC	5.7
Comverse Technology, Inc.	3.7
American Tower Corp. Class A	2.4
Crown Castle International Corp.	2.3
Sogecable SA	2.1
Agere Systems, Inc. Class B	2.0
Avaya, Inc.	1.9
46.5
Top Industries as of January 31, 2004
% of fund's net assets
Communications Equipment	59.9%
Wireless Telecommunication Services	10.9%
Semiconductors & Semiconductor Equipment	7.7%
Media	3.8%
Electronic Equipment & Instruments	2.2%
All Others*	15.5%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Developing Communications Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 59.9%
Aastra Technologies Ltd. (a)	3,700	$ 50,811
ADC Telecommunications, Inc. (a)	48,605	170,118
Adtran, Inc.	1,060	36,485
Adva AG Optical Networking (a)	5,700	48,488
Advanced Fibre Communications, Inc. (a)	7,760	183,214
Airspan Networks, Inc. (a)	4,400	17,864
Alcatel SA sponsored ADR (a)	98,240	1,645,520
Alvarion Ltd. (a)	9,200	126,776
Andrew Corp. (a)	7,320	125,465
Arris Group, Inc. (a)	2,000	18,400
AudioCodes Ltd. (a)	3,800	52,250
Avaya, Inc. (a)	20,650	358,897
Avici Systems, Inc. (a)	700	11,102
Bookham Technology PLC sponsored ADR (a)	5,700	18,467
C-COR.net Corp. (a)	7,724	128,991
Carrier Access Corp. (a)	14,200	183,748
CIENA Corp. (a)	43,650	316,463
Comverse Technology, Inc. (a)	39,160	689,216
Ditech Communications Corp. (a)	4,150	86,860
Emulex Corp. (a)	720	19,534
Endwave Corp. (a)	600	5,760
Enterasys Networks, Inc. (a)	79,030	335,878
Extreme Networks, Inc. (a)	14,920	126,671
F5 Networks, Inc. (a)	6,100	207,461
Foundry Networks, Inc. (a)	5,780	137,737
Harmonic, Inc. (a)	5,400	56,808
Inter-Tel, Inc.	1,700	48,025
JDS Uniphase Corp. (a)	9,220	47,022
Juniper Networks, Inc. (a)	2,450	70,781
Lucent Technologies, Inc. (a)	42,000	188,160
Marconi Corp. PLC (a)	88,857	1,064,921
Motorola, Inc.	71,040	1,177,843
Nokia Corp. sponsored ADR	2,000	41,320
Nortel Networks Corp. (a)	27,180	212,548
Oplink Communications, Inc. (a)	3,400	9,078
Powerwave Technologies, Inc. (a)	19,840	195,424
Redback Networks, Inc. (a)	22,100	191,386
Research in Motion Ltd. (a)	1,270	110,374
Scientific-Atlanta, Inc.	7,640	258,538
Sonus Networks, Inc. (a)	3,200	27,104
Stratex Networks, Inc. (a)	3,000	16,050
Symmetricom, Inc. (a)	900	9,216
Tekelec (a)	2,120	43,142
Telefonaktiebolaget LM Ericsson ADR (a)	91,822	2,111,902
Telson Electronics Co. Ltd. (a)	8,200	17,149
Telson Electronics Co. Ltd. rights 3/17/04	2,954	2,748
ViaSat, Inc. (a)	400	9,340

	Shares	Value (Note 1)
Vyyo, Inc. (a)	4,100	$ 32,144
WJ Communications, Inc. (a)	22,800	134,520
TOTAL COMMUNICATIONS EQUIPMENT		11,177,719
COMPUTERS & PERIPHERALS - 0.5%
Concurrent Computer Corp. (a)	15,500	74,710
NEC Corp. ADR	90	706
Seagate Technology	80	1,304
Synaptics, Inc. (a)	700	13,181
TOTAL COMPUTERS & PERIPHERALS		89,901
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
SBC Communications, Inc.	1,500	38,250
Verizon Communications, Inc.	2,210	81,461
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		119,711
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Amphenol Corp. Class A (a)	1,980	130,819
Anritsu Corp. (a)	8,000	64,366
Celestica, Inc. (sub. vtg.) (a)	1,960	33,645
Ingram Micro, Inc. Class A (a)	3,360	56,112
Merix Corp. (a)	300	8,145
Richardson Electronics Ltd.	3,100	42,377
Sirenza Microdevices, Inc. (a)	8,600	44,892
Superconductor Technologies, Inc. (a)	5,800	34,220
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		414,576
HOUSEHOLD DURABLES - 0.5%
LG Electronics, Inc.	60	3,211
Sony Corp. sponsored ADR	2,100	85,365
TOTAL HOUSEHOLD DURABLES		88,576
INDUSTRIAL CONGLOMERATES - 0.5%
Siemens AG sponsored ADR	1,100	89,518
INTERNET SOFTWARE & SERVICES - 1.5%
Openwave Systems, Inc. (a)	8,460	125,546
RADWARE Ltd. (a)	4,900	157,633
TOTAL INTERNET SOFTWARE & SERVICES		283,179
MEDIA - 3.8%
EchoStar Communications Corp. Class A (a)	5,600	204,400
Hughes Electronics Corp. (a)	1,887	31,588
News Corp. Ltd. sponsored ADR	267	8,560
Sogecable SA (a)	9,100	391,022
Viacom, Inc. Class B (non-vtg.)	2,010	81,003
TOTAL MEDIA		716,573
Common Stocks - continued
	Shares	Value (Note 1)
METALS & MINING - 0.0%
Liquidmetal Technologies (a)	3,200	$ 8,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Agere Systems, Inc. Class B (a)	100,050	365,183
Applied Micro Circuits Corp. (a)	7,900	57,433
Conexant Systems, Inc. (a)	18,400	122,728
DSP Group, Inc. (a)	1,600	42,336
GlobespanVirata, Inc. (a)	12,180	96,831
Lattice Semiconductor Corp. (a)	3,600	38,628
Marvell Technology Group Ltd. (a)	1,000	41,600
Mindspeed Technologies, Inc. (a)	27,080	262,405
PMC-Sierra, Inc. (a)	8,070	176,814
Rohm Co. Ltd.	1,000	126,217
Texas Instruments, Inc.	3,200	100,320
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,430,495
SOFTWARE - 1.0%
Microsoft Corp.	1,700	47,005
Ulticom, Inc. (a)	7,598	84,338
Verint Systems, Inc. (a)	1,887	46,420
TOTAL SOFTWARE		177,763
WIRELESS TELECOMMUNICATION SERVICES - 10.9%
American Tower Corp. Class A (a)	40,270	442,567
AT&T Wireless Services, Inc. (a)	16,620	183,651
Boston Communications Group, Inc. (a)	4,500	49,320
Centennial Communications Corp. Class A (a)	800	5,568
Crown Castle International Corp. (a)	34,490	427,676
KDDI Corp.	1	5,881
NII Holdings, Inc. Class B (a)	700	66,661
SBA Communications Corp. Class A (a)	8,330	37,069
SpectraSite, Inc. (a)	7,580	277,428
Sprint Corp. - PCS Group Series 1 (a)	17,600	143,088
Telesystem International Wireless, Inc. (a)	15,420	199,658
Western Wireless Corp. Class A (a)	700	15,862
Wireless Facilities, Inc. (a)	12,470	178,446
TOTAL WIRELESS TELECOMMUNICATION SERVICES		2,032,875
TOTAL COMMON STOCKS (Cost $14,469,779)		16,629,622
Nonconvertible Bonds - 0.5%
	Principal Amount
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
WorldCom, Inc.:
6.4% 8/15/05 (c)	$ 85,000	29,963
6.5% 5/15/04 (c)	115,000	40,538

	Principal Amount	Value (Note 1)
7.5% 5/15/11 (c)	$ 70,000	$ 24,675
8.25% 5/15/31 (c)	30,000	10,575
TOTAL NONCONVERTIBLE BONDS (Cost $95,456)		105,751
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 1.08% (b) (Cost $1,693,448)	1,693,448	1,693,448
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $16,258,683)		18,428,821
NET OTHER ASSETS - 1.3%		241,483
NET ASSETS - 100%		$ 18,670,304
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $18,539,061 and $10,667,100, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,858 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	64.0%
Sweden	11.3%
France	8.8%
United Kingdom	5.8%
Canada	3.3%
Spain	2.1%
Israel	1.8%
Japan	1.6%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,774,000 of which $1,929,000 and $1,845,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $143,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Advisor Developing Communications Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $16,258,683) - See accompanying schedule		$ 18,428,821
Foreign currency held at value (cost $170,274)		174,179
Receivable for investments sold		1,380,097
Receivable for fund shares sold		311,925
Dividends receivable		973
Interest receivable		1,538
Prepaid expenses		35
Other affiliated receivables		118
Other receivables		3,186
Total assets		20,300,872
Liabilities
Payable to custodian bank	$ 1,378
Payable for investments purchased	1,541,150
Payable for fund shares redeemed	40,127
Accrued management fee	9,293
Distribution fees payable	7,057
Other affiliated payables	6,425
Other payables and accrued expenses	25,138
Total liabilities		1,630,568
Net Assets		$ 18,670,304
Net Assets consist of:
Paid in capital		$ 18,666,902
Accumulated net investment loss		(74,644)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,096,543)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,174,589
Net Assets		$ 18,670,304
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,278,542 ÷ 404,120 shares)		$ 8.11
Maximum offering price per share (100/94.25 of $8.11)		$ 8.60
Class T: Net Asset Value and redemption price per share ($3,904,327 ÷ 484,617 shares)		$ 8.06
Maximum offering price per share (100/96.50 of $8.06)		$ 8.35
Class B: Net Asset Value and offering price per share ($3,705,643 ÷ 467,161 shares) A		$ 7.93
Class C: Net Asset Value and offering price per share ($3,247,529 ÷ 409,556 shares) A		$ 7.93
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,534,263 ÷ 554,035 shares)		$ 8.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 6,418
Interest		3,400
Total income		9,818

Expenses
Management fee	$ 27,413
Transfer agent fees	23,549
Distribution fees	30,174
Accounting fees and expenses	27,505
Non-interested trustees' compensation	17
Custodian fees and expenses	9,612
Registration fees	37,826
Audit	19,132
Legal	9
Miscellaneous	24
Total expenses before reductions	175,261
Expense reductions	(90,799)	84,462
Net investment income (loss)		(74,644)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,890,107
Investments not meeting investment restrictions	103
Foreign currency transactions	827
Total net realized gain (loss)		1,891,037
Change in net unrealized appreciation (depreciation) on: Investment securities	1,686,945
Assets and liabilities in foreign currencies	4,450
Total change in net unrealized appreciation (depreciation)		1,691,395
Net gain (loss)		3,582,432
Net increase (decrease) in net assets resulting from operations		$ 3,507,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Developing Communications Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (74,644)	$ (49,080)
Net realized gain (loss)	1,891,037	(575,030)
Change in net unrealized appreciation (depreciation)	1,691,395	2,034,921
Net increase (decrease) in net assets resulting from operations	3,507,788	1,410,811
Share transactions - net increase (decrease)	9,452,251	1,213,427
Redemption fees	8,244	1,900
Total increase (decrease) in net assets	12,968,283	2,626,138

Net Assets
Beginning of period	5,702,021	3,075,883
End of period (including accumulated net investment loss of $74,644 and $0, respectively)	$ 18,670,304	$ 5,702,021

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.57	$ 3.96	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	2.57	1.65	(4.40)	(1.57)
Total from investment operations	2.53	1.61	(4.45)	(1.61)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 8.11	$ 5.57	$ 3.96	$ 8.40
Total Return B,C,D	45.60%	40.66%	(52.86)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.27% A	6.13%	4.97%	6.46% A
Expenses net of voluntary waivers, if any	1.50% A	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.40% A	1.36%	1.40%	1.45% A
Net investment income (loss)	(1.19)% A	(.82)%	(.85)%	(.74)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,279	$ 970	$ 371	$ 934
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.54	$ 3.95	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss)	2.56	1.64	(4.39)	(1.56)
Total from investment operations	2.51	1.59	(4.46)	(1.61)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 8.06	$ 5.54	$ 3.95	$ 8.40
Total Return B,C,D	45.49%	40.25%	(52.98)%	(16.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	3.70% A	6.82%	5.36%	6.66% A
Expenses net of voluntary waivers, if any	1.75% A	1.75%	1.75%	1.75% A
Expenses net of all reductions	1.65% A	1.61%	1.64%	1.70% A
Net investment income (loss)	(1.44)% A	(1.07)%	(1.10)%	(.99)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 1,723	$ 775	$ 2,131
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.51	1.62	(4.36)	(1.57)
Total from investment operations	2.45	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 7.93	$ 5.47	$ 3.92	$ 8.37
Total Return B,C,D	44.97%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.14% A	6.88%	5.62%	7.21% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.15% A	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.94)% A	(1.56)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,706	$ 1,846	$ 1,162	$ 2,236
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.47	$ 3.92	$ 8.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.07)	(.10)	(.07)
Net realized and unrealized gain (loss)	2.51	1.62	(4.36)	(1.57)
Total from investment operations	2.45	1.55	(4.46)	(1.64)
Redemption fees added to paid in capital E	.01	- H	.01	.01
Net asset value, end of period	$ 7.93	$ 5.47	$ 3.92	$ 8.37
Total Return B,C,D	44.97%	39.54%	(53.17)%	(16.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	4.07% A	6.81%	5.49%	7.09% A
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.25%	2.25% A
Expenses net of all reductions	2.15% A	2.11%	2.14%	2.20% A
Net investment income (loss)	(1.94)% A	(1.57)%	(1.60)%	(1.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,248	$ 1,009	$ 667	$ 1,566
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period December 27, 2000 (commencement of operations) to July 31, 2001. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001 E
Selected Per-Share Data
Net asset value, beginning of period	$ 5.61	$ 3.98	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	2.59	1.66	(4.41)	(1.56)
Total from investment operations	2.56	1.63	(4.45)	(1.59)
Redemption fees added to paid in capital D	.01	- G	.01	.01
Net asset value, end of period	$ 8.18	$ 5.61	$ 3.98	$ 8.42
Total Return B,C	45.81%	40.95%	(52.73)%	(15.80)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.62% A	5.34%	4.24%	5.95% A
Expenses net of voluntary waivers, if any	1.25% A	1.25%	1.25%	1.25% A
Expenses net of all reductions	1.15% A	1.11%	1.14%	1.20% A
Net investment income (loss)	(.94)% A	(.57)%	(.60)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,534	$ 154	$ 100	$ 283
Portfolio turnover rate	240% A	167%	305%	644% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period December 27, 2000 (commencement of operations) to July 31, 2001. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Developing Communications

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Developing Communications Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,404,114	|
Unrealized depreciation	(293,676)
Net unrealized appreciation (depreciation)	$ 2,110,438
Cost for federal income tax purposes	$ 16,318,383

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments. The fund realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,185	$ 136
Class T	.25%	.25%	6,550	268
Class B	.75%	.25%	13,210	10,045
Class C	.75%	.25%	8,229	2,888
			$ 30,174	$ 13,337

Developing Communications

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,260
Class T	1,605
Class B*	14,311
Class C*	3,191
$ 27,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 3,834	.44*
Class T	8,104	.62*
Class B	7,428	.56*
Class C	3,982	.49*
Institutional Class	201	.05*
	$ 23,549

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,310 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,385
Class T	1.75%	25,439
Class B	2.25%	24,921
Class C	2.25%	14,867
Institutional Class	1.25%	5,544
		$ 86,156

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,643 for the period.

7. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the fund.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	269,588	109,128	$ 1,942,035	$ 507,048
Shares redeemed	(39,473)	(28,681)	(265,528)	(128,278)
Net increase (decrease)	230,115	80,447	$ 1,676,507	$ 378,770
Class T
Shares sold	274,460	172,249	$ 1,885,430	$ 779,171
Shares redeemed	(100,789)	(57,631)	(645,555)	(255,329)
Net increase (decrease)	173,671	114,618	$ 1,239,875	$ 523,842
Class B
Shares sold	216,282	122,332	$ 1,512,448	$ 576,220
Shares redeemed	(86,498)	(81,826)	(608,602)	(356,626)
Net increase (decrease)	129,784	40,506	$ 903,846	$ 219,594
Class C
Shares sold	288,286	80,758	$ 2,125,797	$ 363,207
Shares redeemed	(63,316)	(66,535)	(475,800)	(282,621)
Net increase (decrease)	224,970	14,223	$ 1,649,997	$ 80,586
Institutional Class
Shares sold	565,373	5,027	$ 4,295,373	$ 23,470
Shares redeemed	(38,736)	(2,812)	(313,347)	(12,835)
Net increase (decrease)	526,637	2,215	$ 3,982,026	$ 10,635

Developing Communications

Advisor Electronics Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Analog Devices, Inc.	6.0
Motorola, Inc.	5.5
Agilent Technologies, Inc.	4.1
Texas Instruments, Inc.	4.0
National Semiconductor Corp.	3.4
Samsung Electronics Co. Ltd.	3.3
ASML Holding NV (NY Shares)	3.3
KLA-Tencor Corp.	3.0
Synopsys, Inc.	2.9
Cadence Design Systems, Inc.	2.4
37.9
Top Industries as of January 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	58.5%
Electronic Equipment & Instruments	18.2%
Communications Equipment	9.3%
Software	5.6%
Computers & Peripherals	3.7%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Electronics Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.2%
Affymetrix, Inc. (a)	4,000	$ 125,400
COMMUNICATIONS EQUIPMENT - 9.3%
Alcatel SA sponsored ADR (a)	10,000	167,500
Emulex Corp. (a)	6,000	162,780
Harris Corp.	25,000	1,217,000
InterDigital Communication Corp. (a)	5,000	121,600
Motorola, Inc.	225,000	3,730,500
Nortel Networks Corp. (a)	10,000	78,200
QLogic Corp. (a)	9,200	413,632
Scientific-Atlanta, Inc.	10,000	338,400
TOTAL COMMUNICATIONS EQUIPMENT		6,229,612
COMPUTERS & PERIPHERALS - 3.7%
Ambit Microsystems Corp.	71,500	217,935
Hutchinson Technology, Inc. (a)	35,600	1,051,268
Maxtor Corp. (a)	15,000	138,750
Quanta Computer, Inc.	120,175	295,926
Storage Technology Corp. (a)	10,000	290,000
Western Digital Corp. (a)	50,000	511,500
TOTAL COMPUTERS & PERIPHERALS		2,505,379
ELECTRONIC EQUIPMENT & INSTRUMENTS - 18.2%
Agilent Technologies, Inc. (a)	74,750	2,755,285
Amphenol Corp. Class A (a)	18,280	1,207,760
Arrow Electronics, Inc. (a)	20,000	535,200
AVX Corp.	40,000	696,400
Brightpoint, Inc. (a)	7,500	164,025
Electro Scientific Industries, Inc. (a)	5,000	128,500
Flextronics International Ltd. (a)	50,000	950,000
Hon Hai Precision Industries Co. Ltd.	121,000	563,213
Jabil Circuit, Inc. (a)	30,000	888,000
National Instruments Corp.	2,000	98,540
Nidec Corp.	8,000	800,227
Solectron Corp. (a)	115,000	816,500
Tektronix, Inc.	35,000	1,087,450
Veeco Instruments, Inc. (a)	5,000	150,500
Vishay Intertechnology, Inc. (a)	60,000	1,394,400
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,236,000
HOUSEHOLD DURABLES - 0.7%
Garmin Ltd.	3,000	159,420
Koninklijke Philips Electronics NV (NY Shares)	10,000	301,600
TOTAL HOUSEHOLD DURABLES		461,020
IT SERVICES - 0.8%
The BISYS Group, Inc. (a)	30,000	540,000
OFFICE ELECTRONICS - 0.4%
Canon, Inc. ADR	5,000	255,900

	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 58.5%
Agere Systems, Inc.:
Class A (a)	16,300	$ 62,755
Class B (a)	93,600	341,640
Altera Corp. (a)	58,500	1,309,815
Analog Devices, Inc.	84,950	4,064,858
Applied Materials, Inc. (a)	69,960	1,522,330
ARM Holdings PLC sponsored ADR (a)	40,000	272,000
ASM International NV (Nasdaq) (a)	20,000	496,600
ASM Pacific Technology Ltd.	75,500	347,586
ASML Holding NV (NY Shares) (a)	114,300	2,201,418
Asyst Technologies, Inc. (a)	30,000	459,600
ATMI, Inc. (a)	25,413	673,953
Axcelis Technologies, Inc. (a)	19,200	243,648
Cabot Microelectronics Corp. (a)	5,000	227,000
Catalyst Semiconductor, Inc. (a)	20,000	157,000
Cohu, Inc.	22,200	450,882
Credence Systems Corp. (a)	11,400	161,652
Cree, Inc. (a)	15,000	376,050
Cymer, Inc. (a)	8,000	352,080
Cypress Semiconductor Corp. (a)	11,700	248,040
Entegris, Inc. (a)	10,000	127,600
Fairchild Semiconductor International, Inc. (a)	700	17,150
FormFactor, Inc.	22,200	413,364
FSI International, Inc. (a)	10,000	86,900
Helix Technology, Inc.	40	960
Integrated Circuit Systems, Inc. (a)	35,000	901,250
Integrated Device Technology, Inc. (a)	10,250	186,755
Intel Corp.	49,690	1,520,514
Intersil Corp. Class A	15,000	393,600
KLA-Tencor Corp. (a)	34,990	1,996,879
Lam Research Corp. (a)	48,130	1,287,478
Lattice Semiconductor Corp. (a)	45,000	482,850
Linear Technology Corp.	40,040	1,601,600
LSI Logic Corp. (a)	28,200	290,178
Marvell Technology Group Ltd. (a)	2,500	104,000
Maxim Integrated Products, Inc.	10,254	524,492
MEMC Electronic Materials, Inc. (a)	3,300	34,716
Micron Technology, Inc. (a)	25,360	408,550
Mindspeed Technologies, Inc. (a)	20,600	199,614
National Semiconductor Corp. (a)	59,960	2,305,462
Novellus Systems, Inc. (a)	20	681
NPTest Holding Corp.	4,600	52,440
NVIDIA Corp. (a)	50,000	1,112,500
Photronics, Inc. (a)	25,000	486,000
Rohm Co. Ltd.	6,000	757,304
Samsung Electronics Co. Ltd.	4,940	2,209,610
Sigmatel, Inc.	5,100	127,500
Siliconix, Inc. (a)	11,800	574,188
Skyworks Solutions, Inc. (a)	10,000	106,900
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	54,010	603,832
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Teradyne, Inc. (a)	45,030	$ 1,211,307
Texas Instruments, Inc.	84,980	2,664,123
Tokyo Electron Ltd.	14,400	1,022,445
Trident Microsystems, Inc. (a)	20,000	349,200
United Microelectronics Corp. sponsored ADR (a)	46	249
Varian Semiconductor Equipment Associates, Inc. (a)	8,000	389,920
Xilinx, Inc. (a)	20,620	864,184
Zoran Corp. (a)	1,509	28,943
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		39,414,145
SOFTWARE - 5.6%
Cadence Design Systems, Inc. (a)	99,983	1,656,718
Red Hat, Inc. (a)	6,100	116,083
Synopsys, Inc. (a)	55,000	1,940,950
Vastera, Inc. (a)	19,800	71,478
TOTAL SOFTWARE		3,785,229
TOTAL COMMON STOCKS (Cost $54,551,097)		65,552,685
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.08% (b) (Cost $2,171,985)	2,171,985	2,171,985
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $56,723,082)	67,724,670
NET OTHER ASSETS - (0.6)%	(371,715)
NET ASSETS - 100%	$ 67,352,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,762,243 and $7,851,525, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $599 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Netherlands	4.5%
Japan	4.2%
Korea (South)	3.3%
Taiwan	2.4%
Singapore	1.4%
Others (individually less than 1%)	1.7%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $11,701,000 of which $5,873,000 and $5,828,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $7,269,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Electronics

Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $372,450) (cost $56,723,082) - See accompanying schedule		$ 67,724,670
Foreign currency held at value (cost $221,770)		225,019
Receivable for fund shares sold		407,450
Dividends receivable		24,132
Interest receivable		1,712
Prepaid expenses		266
Other affiliated receivables		175
Other receivables		4,997
Total assets		68,388,421
Liabilities
Payable for investments purchased	$ 397,539
Payable for fund shares redeemed	132,511
Accrued management fee	43,968
Distribution fees payable	40,131
Other affiliated payables	23,065
Other payables and accrued expenses	19,502
Collateral on securities loaned, at value	378,750
Total liabilities		1,035,466
Net Assets		$ 67,352,955
Net Assets consist of:
Paid in capital		$ 75,186,732
Accumulated net investment loss		(481,813)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,357,217)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,005,253
Net Assets		$ 67,352,955
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,580,233 ÷ 1,470,210 shares)		$ 8.56
Maximum offering price per share (100/94.25 of $8.56)		$ 9.08
Class T: Net Asset Value and redemption price per share ($19,007,664 ÷ 2,234,858 shares)		$ 8.51
Maximum offering price per share (100/96.50 of $8.51)		$ 8.82
Class B: Net Asset Value and offering price per share ($15,907,985 ÷ 1,897,093 shares)A		$ 8.39
Class C: Net Asset Value and offering price per share ($19,032,976 ÷ 2,273,215 shares)A		$ 8.37
Institutional Class: Net Asset Value, offering price and redemption price per share ($824,097 ÷ 95,399 shares)		$ 8.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 73,591
Interest		10,064
Security lending		2,279
Total income		85,934

Expenses
Management fee	$ 169,551
Transfer agent fees	118,969
Distribution fees	207,263
Accounting and security lending fees	27,707
Non-interested trustees' compensation	121
Custodian fees and expenses	8,966
Registration fees	38,242
Audit	19,238
Legal	70
Miscellaneous	179
Total expenses before reductions	590,306
Expense reductions	(22,559)	567,747
Net investment income (loss)		(481,813)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,677,016
Foreign currency transactions	(1,828)
Total net realized gain (loss)		1,675,188
Change in net unrealized appreciation (depreciation) on: Investment securities	13,167,958
Assets and liabilities in foreign currencies	3,718
Total change in net unrealized appreciation (depreciation)		13,171,676
Net gain (loss)		14,846,864
Net increase (decrease) in net assets resulting from operations		$ 14,365,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Electronics Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (481,813)	$ (522,102)
Net realized gain (loss)	1,675,188	(11,837,556)
Change in net unrealized appreciation (depreciation)	13,171,676	18,576,586
Net increase (decrease) in net assets resulting from operations	14,365,051	6,216,928
Share transactions - net increase (decrease)	5,477,900	5,255,566
Redemption fees	11,142	32,181
Total increase (decrease) in net assets	19,854,093	11,504,675

Net Assets
Beginning of period	47,498,862	35,994,187
End of period (including accumulated net investment loss of $481,813 and $0, respectively	$ 67,352,955	$ 47,498,862

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.59	$ 5.57	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)	(.06)	(.10)	(.04)
Net realized and unrealized gain (loss)	2.02	1.07	(3.96)	(.35)
Total from investment operations	1.97	1.01	(4.06)	(.39)
Redemption fees added to paid in capitalE	-H	.01	.01	.01
Net asset value, end of period	$ 8.56	$ 6.59	$ 5.57	$ 9.62
Total ReturnB,C,D	29.89%	18.31%	(42.10)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.55%A	1.89%	1.68%	2.57%A
Expenses net of voluntary waivers, if any	1.50%A	1.50%	1.50%	1.50%A
Expenses net of all reductions	1.49%A	1.46%	1.49%	1.49%A
Net investment income (loss)	(1.20)%A	(1.09)%	(1.14)%	(.77)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,580	$ 8,116	$ 4,912	$ 3,400
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.56	$ 5.55	$ 9.62	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.07)	(.12)	(.06)
Net realized and unrealized gain (loss)	2.01	1.07	(3.96)	(.33)
Total from investment operations	1.95	1.00	(4.08)	(.39)
Redemption fees added to paid in capitalE	-H	.01	.01	.01
Net asset value, end of period	$ 8.51	$ 6.56	$ 5.55	$ 9.62
Total ReturnB,C,D	29.73%	18.20%	(42.31)%	(3.80)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.82%A	2.14%	1.91%	2.81%A
Expenses net of voluntary waivers, if any	1.75%A	1.75%	1.75%	1.75%A
Expenses net of all reductions	1.74%A	1.71%	1.74%	1.74%A
Net investment income (loss)	(1.44)%A	(1.33)%	(1.39)%	(1.02)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,008	$ 14,362	$ 11,615	$ 11,493
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 5.52	$ 9.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.10)	(.16)	(.08)
Net realized and unrealized gain (loss)	1.98	1.06	(3.93)	(.33)
Total from investment operations	1.91	.96	(4.09)	(.41)
Redemption fees added to paid in capitalE	-H	-H	.01	.01
Net asset value, end of period	$ 8.39	$ 6.48	$ 5.52	$ 9.60
Total ReturnB,C,D	29.48%	17.39%	(42.50)%	(4.00)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.41%A	2.76%	2.43%	3.34%A
Expenses net of voluntary waivers, if any	2.25%A	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.24%A	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.94)%A	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,908	$ 11,335	$ 8,362	$ 10,941
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 5.51	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)	(.10)	(.16)	(.09)
Net realized and unrealized gain (loss)	1.97	1.06	(3.93)	(.33)
Total from investment operations	1.90	.96	(4.09)	(.42)
Redemption fees added to paid in capitalE	-H	-H	.01	.01
Net asset value, end of period	$ 8.37	$ 6.47	$ 5.51	$ 9.59
Total ReturnB,C,D	29.37%	17.42%	(42.54)%	(4.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.24%A	2.52%	2.34%	3.25%A
Expenses net of voluntary waivers, if any	2.24%A	2.25%	2.25%	2.25%A
Expenses net of all reductions	2.23%A	2.21%	2.24%	2.24%A
Net investment income (loss)	(1.94)%A	(1.83)%	(1.89)%	(1.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,033	$ 13,061	$ 9,921	$ 10,782
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFor the period December 27, 2000 (commencement of operations) to July 31, 2001. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.64	$ 5.60	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.04)	(.08)	(.03)
Net realized and unrealized gain (loss)	2.03	1.07	(3.97)	(.34)
Total from investment operations	2.00	1.03	(4.05)	(.37)
Redemption fees added to paid in capitalD	-G	.01	.01	.01
Net asset value, end of period	$ 8.64	$ 6.64	$ 5.60	$ 9.64
Total ReturnB,C	30.12%	18.57%	(41.91)%	(3.60)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.12%A	1.46%	1.31%	2.16%A
Expenses net of voluntary waivers, if any	1.12%A	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.11%A	1.21%	1.24%	1.24%A
Net investment income (loss)	(.82)%A	(.84)%	(.89)%	(.52)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 824	$ 625	$ 1,184	$ 622
Portfolio turnover rate	28%A	66%	58%	98%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period December 27, 2000 (commencement of operations) to July 31, 2001. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Electronics

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Electronics Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 14,234,581	|
Unrealized depreciation	(4,280,546)
Net unrealized appreciation (depreciation)	$ 9,954,035
Cost for federal income tax purposes	$ 57,770,635

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 12,957	$ -
Class T	.25%	.25%	43,470	-
Class B	.75%	.25%	67,463	50,597
Class C	.75%	.25%	83,373	15,749
			$ 207,263	$ 66,346

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Electronics

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,406
Class T	3,601
Class B*	16,582
Class C*	1,131
$ 34,720

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 20,490	.40*
Class T	35,910	.41*
Class B	34,031	.51*
Class C	27,745	.33*
Institutional Class	793	.22*
	$ 118,969

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,514 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 2,587
Class T	1.75%	6,043
Class B	2.25%	11,076
		$ 19,706

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,853 for the period.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	631,533	890,305	$ 4,993,230	$ 4,733,982
Shares redeemed	(393,258)	(540,592)	(3,093,522)	(2,676,332)
Net increase (decrease)	238,275	349,713	$ 1,899,708	$ 2,057,650
Class T
Shares sold	392,022	732,407	$ 3,033,460	$ 3,899,064
Shares redeemed	(347,475)	(633,473)	(2,634,180)	(3,094,794)
Net increase (decrease)	44,547	98,934	$ 399,280	$ 804,270
Class B
Shares sold	440,532	983,554	$ 3,428,205	$ 5,591,186
Shares redeemed	(292,646)	(749,700)	(2,190,060)	(3,905,482)
Net increase (decrease)	147,886	233,854	$ 1,238,145	$ 1,685,704
Class C
Shares sold	454,183	702,366	$ 3,461,423	$ 3,686,077
Shares redeemed	(199,650)	(484,780)	(1,538,720)	(2,418,447)
Net increase (decrease)	254,533	217,586	$ 1,922,703	$ 1,267,630
Institutional Class
Shares sold	24,115	40,336	$ 190,461	$ 222,173
Shares redeemed	(22,794)	(157,790)	(172,397)	(781,861)
Net increase (decrease)	1,321	(117,454)	$ 18,064	$ (559,688)

Electronics

Advisor Financial Services Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
American International Group, Inc.	5.1
Fannie Mae	4.6
Citigroup, Inc.	4.2
Sovereign Bancorp, Inc.	3.9
Bank of America Corp.	3.3
MBNA Corp.	3.3
American Express Co.	3.1
Wells Fargo & Co.	3.0
Berkshire Hathaway, Inc. Class B	2.9
J.P. Morgan Chase & Co.	2.8
36.2
Top Industries as of January 31, 2004
% of fund's net assets
Commercial Banks	24.0%
Insurance	23.6%
Capital Markets	17.0%
Thrifts & Mortgage Finance	15.5%
Consumer Finance	8.5%
All Others *	11.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Financial Services Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CAPITAL MARKETS - 17.0%
A.G. Edwards, Inc.	25,000	$ 951,250
Ameritrade Holding Corp. (a)	284,000	4,501,400
Bank of New York Co., Inc.	209,960	6,666,230
Bear Stearns Companies, Inc.	36,700	3,022,245
Charles Schwab Corp.	107,626	1,355,011
E*TRADE Group, Inc. (a)	111,700	1,562,683
Federated Investors, Inc. Class B (non-vtg.)	92,300	2,851,147
Franklin Resources, Inc.	60,700	3,506,639
Goldman Sachs Group, Inc.	94,200	9,377,610
Investors Financial Services Corp.	52,000	2,154,880
J.P. Morgan Chase & Co.	408,190	15,874,509
LaBranche & Co., Inc.	31,500	314,370
Lehman Brothers Holdings, Inc.	68,400	5,615,640
Mellon Financial Corp.	153,900	5,034,069
Merrill Lynch & Co., Inc.	202,100	11,881,459
Morgan Stanley	234,200	13,632,782
National Financial Partners Corp.	900	29,871
Northern Trust Corp.	128,600	6,108,500
Piper Jaffray Companies (a)	2,479	116,389
Waddell & Reed Financial, Inc. Class A	47,567	1,262,428
TOTAL CAPITAL MARKETS		95,819,112
COMMERCIAL BANKS - 24.0%
Banco Popolare di Verona e Novara	107,100	1,920,430
Bank of America Corp.	230,904	18,809,440
Bank of Hawaii Corp.	53,500	2,342,765
Bank of the Ozarks, Inc.	21,760	492,864
Bank One Corp.	231,582	11,720,365
Banknorth Group, Inc.	86,800	2,794,960
BB&T Corp.	114,900	4,262,790
Comerica, Inc.	33,900	1,936,029
Commerce Bancorp, Inc., New Jersey	10,773	630,759
East West Bancorp, Inc.	36,000	1,882,800
Fifth Third Bancorp	47,263	2,731,329
FleetBoston Financial Corp.	160,576	7,158,478
KeyCorp	98,600	3,065,474
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	201,200	1,555,276
National Bank of Canada	209,100	6,918,460
Royal Bank of Canada	165,700	7,900,538
SouthTrust Corp.	79,700	2,709,003
SunTrust Banks, Inc.	99,500	7,199,820
Synovus Financial Corp.	64,000	1,606,400
U.S. Bancorp, Delaware	457,800	12,942,006
UCBH Holdings, Inc.	91,200	3,635,232
UnionBanCal Corp.	50,800	2,696,972
Valley National Bancorp	19,215	546,859

	Shares	Value (Note 1)
Wachovia Corp.	228,920	$ 10,585,261
Wells Fargo & Co.	297,100	17,056,511
TOTAL COMMERCIAL BANKS		135,100,821
CONSUMER FINANCE - 8.5%
American Express Co.	333,300	17,278,272
Asta Funding, Inc.	42,600	1,575,348
Capital One Financial Corp.	61,700	4,385,636
MBNA Corp.	692,475	18,669,126
Metris Companies, Inc.	187,000	1,129,480
SLM Corp.	121,600	4,669,440
TOTAL CONSUMER FINANCE		47,707,302
DIVERSIFIED FINANCIAL SERVICES - 5.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	34,968
CIT Group, Inc.	67,000	2,540,640
Citigroup, Inc.	475,469	23,526,206
Encore Capital Group, Inc. (a)	67,500	1,171,125
Euronext NV	49,600	1,283,721
Principal Financial Group, Inc.	34,300	1,190,210
TOTAL DIVERSIFIED FINANCIAL SERVICES		29,746,870
INSURANCE - 23.6%
ACE Ltd.	170,500	7,403,110
AFLAC, Inc.	133,500	4,923,480
Allmerica Financial Corp. (a)	600	20,808
Allstate Corp.	203,700	9,260,202
AMBAC Financial Group, Inc.	61,650	4,609,571
American Equity Investment Life Holding Co.	60,300	720,585
American International Group, Inc.	411,660	28,589,785
Aon Corp.	59,400	1,459,458
Arch Capital Group Ltd. (a)	28,100	1,232,466
Berkshire Hathaway, Inc. Class B (a)	5,524	16,467,044
Cincinnati Financial Corp.	33,730	1,461,184
Everest Re Group Ltd.	40,300	3,428,724
Fidelity National Financial, Inc.	77,500	3,193,775
Hartford Financial Services Group, Inc.	113,900	7,328,326
HCC Insurance Holdings, Inc.	29,800	917,840
Lincoln National Corp.	37,600	1,660,040
Marsh & McLennan Companies, Inc.	81,000	3,801,330
MBIA, Inc.	52,100	3,282,300
MetLife, Inc.	225,200	7,555,460
Montpelier Re Holdings Ltd.	24,500	948,150
Nationwide Financial Services, Inc. Class A	36,400	1,304,940
Old Republic International Corp.	87,000	2,250,690
PartnerRe Ltd.	30,400	1,781,136
Protective Life Corp.	17,200	608,880
RenaissanceRe Holdings Ltd.	67,000	3,454,520
Scottish Annuity & Life Holdings Ltd.	12,900	279,801
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
St. Paul Companies, Inc.	39,700	$ 1,672,561
StanCorp Financial Group, Inc.	22,600	1,469,000
Sun Life Financial, Inc.	161,200	4,310,668
Torchmark Corp.	18,600	882,384
Travelers Property Casualty Corp.:
Class A	266,136	4,833,030
Class B	62,328	1,128,137
UICI (a)	46,500	590,550
TOTAL INSURANCE		132,829,935
REAL ESTATE - 4.5%
Apartment Investment & Management Co. Class A	143,000	5,030,740
AvalonBay Communities, Inc.	21,700	1,065,470
CBL & Associates Properties, Inc.	12,146	734,226
Duke Realty Corp.	66,000	2,169,420
Equity Residential (SBI)	187,000	5,441,700
Federal Realty Investment Trust (SBI)	43,100	1,779,599
Highwoods Properties, Inc. (SBI)	43,900	1,198,470
Manufactured Home Communities, Inc.	14,200	477,120
Reckson Associates Realty Corp.	25,400	648,970
Shurgard Storage Centers, Inc.	15,600	592,956
Simon Property Group, Inc.	61,700	3,211,485
The Mills Corp.	14,900	700,896
Vornado Realty Trust	34,800	1,947,060
TOTAL REAL ESTATE		24,998,112
THRIFTS & MORTGAGE FINANCE - 15.5%
Astoria Financial Corp.	33,200	1,310,404
Countrywide Financial Corp.	57,625	4,814,569
Doral Financial Corp.	162,300	5,269,881
Fannie Mae	338,135	26,070,209
FirstFed Financial Corp., Delaware (a)	48,000	2,052,480
Golden West Financial Corp., Delaware	110,200	11,431,046
Hudson City Bancorp, Inc.	60,100	2,370,945
MGIC Investment Corp.	41,100	2,833,434
NetBank, Inc.	207,500	2,365,500
New York Community Bancorp, Inc.	74,800	3,085,500
Northwest Bancorp, Inc.	41,700	937,416
Radian Group, Inc.	10,455	486,785
Sovereign Bancorp, Inc.	972,000	21,976,920
Washington Federal, Inc.	75,200	2,105,600
TOTAL THRIFTS & MORTGAGE FINANCE		87,110,689
TOTAL COMMON STOCKS (Cost $425,082,894)		553,312,841
Money Market Funds - 1.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	4,554,122	$ 4,554,122
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	1,088,325	1,088,325
TOTAL MONEY MARKET FUNDS (Cost $5,642,447)		5,642,447
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $430,725,341)		558,955,288
NET OTHER ASSETS - 0.6%		3,596,308
NET ASSETS - 100%		$ 562,551,596
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $131,736,533 and $176,969,022, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,348 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $23,103,000 of which $876,000, $3,264,000 and $18,963,000 will expire on July 31, 2007, 2008 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,118,504) (cost $430,725,341) - See accompanying schedule		$ 558,955,288
Receivable for investments sold		5,649,697
Receivable for fund shares sold		452,604
Dividends receivable		883,975
Interest receivable		1,513
Prepaid expenses		2,813
Other receivables		32,768
Total assets		565,978,658
Liabilities
Payable for investments purchased	$ 141,671
Payable for fund shares redeemed	1,387,031
Accrued management fee	269,606
Distribution fees payable	344,809
Other affiliated payables	171,190
Other payables and accrued expenses	24,430
Collateral on securities loaned, at value	1,088,325
Total liabilities		3,427,062
Net Assets		$ 562,551,596
Net Assets consist of:
Paid in capital		$ 428,818,834
Distributions in excess of net investment income		(417,724)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,921,326
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		128,229,160
Net Assets		$ 562,551,596
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,109,104 ÷ 2,780,978 shares)		$ 23.05
Maximum offering price per share (100/94.25 of $23.05)		$ 24.46
Class T: Net Asset Value and redemption price per share ($169,173,105 ÷ 7,363,093 shares)		$ 22.98
Maximum offering price per share (100/96.50 of $22.98)		$ 23.81
Class B: Net Asset Value and offering price per share ($210,390,375 ÷ 9,313,091 shares) A		$ 22.59
Class C: Net Asset Value and offering price per share ($104,010,123 ÷ 4,603,795 shares) A		$ 22.59
Institutional: Net Asset Value, offering price and redemption price per share ($14,868,889 ÷ 640,418 shares)		$ 23.22
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,955,133
Interest		8,711
Security lending		33,695
Total income		4,997,539

Expenses
Management fee	$ 1,542,779
Transfer agent fees	912,305
Distribution fees	1,970,990
Accounting and security lending fees	97,193
Non-interested trustees' compensation	1,590
Custodian fees and expenses	9,204
Registration fees	41,369
Audit	19,712
Legal	855
Miscellaneous	2,212
Total expenses before reductions	4,598,209
Expense reductions	(46,436)	4,551,773
Net investment income (loss)		445,766
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,841,650
Foreign currency transactions	4,092
Total net realized gain (loss)		31,845,742
Change in net unrealized appreciation (depreciation) on: Investment securities	47,146,566
Assets and liabilities in foreign currencies	509
Total change in net unrealized appreciation (depreciation)		47,147,075
Net gain (loss)		78,992,817
Net increase (decrease) in net assets resulting from operations		$ 79,438,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Financial Services Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 445,766	$ 2,210,845
Net realized gain (loss)	31,845,742	2,197,120
Change in net unrealized appreciation (depreciation)	47,147,075	48,537,174
Net increase (decrease) in net assets resulting from operations	79,438,583	52,945,139
Distributions to shareholders from net investment income	(1,712,500)	(1,354,216)
Share transactions - net increase (decrease)	(35,059,099)	(91,318,552)
Redemption fees	45,807	20,838
Total increase (decrease) in net assets	42,712,791	(39,706,791)

Net Assets
Beginning of period	519,838,805	559,545,596
End of period (including distributions in excess of net investment income of $417,724 and undistributed net investment income of $849,010, respectively)	$ 562,551,596	$ 519,838,805

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49	$ 18.74
Income from Investment Operations
Net investment income (loss) E	.07	.16	.12	.15	.15	.12
Net realized and unrealized gain (loss)	3.15	2.07	(2.60)	2.20	.73	(.31)
Total from investment operations	3.22	2.23	(2.48)	2.35	.88	(.19)
Distributions from net investment income	(.15)	(.08)	(.14)	(.19)	(.09)	(.06)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.15)	(.08)	(.14)	(.19)	(.09)	(1.07)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 23.05	$ 19.98	$ 17.83	$ 20.45	$ 18.29	$ 17.49
Total Return B,C,D	16.20%	12.57%	(12.16)%	12.86%	5.12%	.69%
Ratios to Average Net Assets F
Expenses before expense reductions	1.26% A	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of voluntary waivers, if any	1.26% A	1.31%	1.27%	1.20%	1.25%	1.24%
Expenses net of all reductions	1.24% A	1.27%	1.23%	1.18%	1.22%	1.23%
Net investment income (loss)	.63% A	.89%	.60%	.77%	.92%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,109	$ 57,255	$ 60,475	$ 78,115	$ 48,088	$ 27,440
Portfolio turnover rate	50%A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42	$ 18.66
Income from Investment Operations
Net investment income (loss) E	.04	.12	.07	.11	.12	.09
Net realized and unrealized gain (loss)	3.15	2.07	(2.59)	2.19	.71	(.30)
Total from investment operations	3.19	2.19	(2.52)	2.30	.83	(.21)
Distributions from net investment income	(.11)	(.06)	(.09)	(.13)	(.05)	(.03)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.11)	(.06)	(.09)	(.13)	(.05)	(1.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.98	$ 19.90	$ 17.77	$ 20.38	$ 18.21	$ 17.42
Total Return B, C, D	16.09%	12.37%	(12.39)%	12.64%	4.84%	.53%
Ratios to Average Net Assets F
Expenses before expense reductions	1.48% A	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of voluntary waivers, if any	1.48% A	1.53%	1.49%	1.43%	1.47%	1.47%
Expenses net of all reductions	1.46% A	1.49%	1.45%	1.41%	1.44%	1.46%
Net investment income (loss)	.41% A	.67%	.38%	.54%	.70%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 169,173	$ 157,238	$ 169,429	$ 234,268	$ 179,862	$ 123,361
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21	$ 18.52
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	(.03)	- G	.03	- G
Net realized and unrealized gain (loss)	3.09	2.03	(2.55)	2.16	.70	(.29)
Total from investment operations	3.08	2.06	(2.58)	2.16	.73	(.29)
Distributions from net investment income	(.02)	(.03)	-	(.03)	-	(.02)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.02)	(.03)	-	(.03)	-	(1.03)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.59	$ 19.53	$ 17.50	$ 20.08	$ 17.95	$ 17.21
Total Return B, C, D	15.78%	11.80%	(12.85)%	12.03%	4.30%	.05%
Ratios to Average Net Assets F
Expenses before expense reductions	2.00% A	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of voluntary waivers, if any	2.00% A	2.03%	2.01%	1.96%	2.01%	1.99%
Expenses net of all reductions	1.99% A	1.99%	1.97%	1.94%	1.98%	1.98%
Net investment income (loss)	(.11)% A	.17%	(.14)%	.01%	.16%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,390	$ 193,373	$ 206,460	$ 269,612	$ 150,880	$ 94,072
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24	$ 18.56
Income from Investment Operations
Net investment income (loss) E	(.01)	.04	(.02)	.01	.03	- G
Net realized and unrealized gain (loss)	3.09	2.03	(2.54)	2.15	.70	(.29)
Total from investment operations	3.08	2.07	(2.56)	2.16	.73	(.29)
Distributions from net investment income	(.02)	(.03)	-	(.07)	(.02)	(.03)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.02)	(.03)	-	(.07)	(.02)	(1.04)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 22.59	$ 19.53	$ 17.49	$ 20.05	$ 17.96	$ 17.24
Total Return B, C, D	15.78%	11.86%	(12.77)%	12.03%	4.30%	.07%
Ratios to Average Net Assets F
Expenses before expense reductions	1.96% A	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of voluntary waivers, if any	1.96% A	1.99%	1.96%	1.92%	1.96%	1.95%
Expenses net of all reductions	1.94% A	1.95%	1.92%	1.90%	1.93%	1.94%
Net investment income (loss)	(.07)% A	.22%	(.09)%	.05%	.21%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,010	$ 97,434	$ 107,899	$ 149,160	$ 83,078	$ 36,552
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60	$ 18.80
Income from Investment Operations
Net investment income (loss) D	.11	.24	.19	.22	.21	.18
Net realized and unrealized gain (loss)	3.18	2.09	(2.62)	2.22	.72	(.30)
Total from investment operations	3.29	2.33	(2.43)	2.44	.93	(.12)
Distributions from net investment income	(.24)	(.11)	(.21)	(.24)	(.15)	(.08)
Distributions from net realized gain	-	-	-	-	-	(1.01)
Total distributions	(.24)	(.11)	(.21)	(.24)	(.15)	(1.09)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 23.22	$ 20.17	$ 17.95	$ 20.59	$ 18.39	$ 17.60
Total Return B, C	16.44%	13.07%	(11.84)%	13.29%	5.40%	1.12%
Ratios to Average Net Assets E
Expenses before expense reductions	.86% A	.88%	.89%	.87%	.90%	.93%
Expenses net of voluntary waivers, if any	.86% A	.88%	.89%	.87%	.90%	.93%
Expenses net of all reductions	.84% A	.84%	.85%	.84%	.87%	.92%
Net investment income (loss)	1.03% A	1.32%	.98%	1.10%	1.27%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,869	$ 14,539	$ 15,283	$ 17,966	$ 9,749	$ 11,956
Portfolio turnover rate	50% A	60%	125%	110%	73%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Financial Services Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of the distributions received from Real Estate Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/ or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 130,391,641	|
Unrealized depreciation	(4,047,753)
Net unrealized appreciation (depreciation)	$ 126,343,888
Cost for federal income tax purposes	$ 432,611,400

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 74,237	$ -
Class T	.25%	.25%	401,242	-
Class B	.75%	.25%	997,202	747,902
Class C	.75%	.25%	498,309	33,225
			$ 1,970,990	$ 781,127

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Financial Services

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,212
Class T	6,049
Class B*	253,479
Class C*	2,983
$ 274,723

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 108,833	.37*
Class T	269,800	.34*
Class B	360,178	.36*
Class C	157,759	.32*
Institutional Class	15,735	.22*
	$ 912,305

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,693 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $46,436 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 420,388	$ 252,487
Class T	838,200	523,447
Class B	192,420	326,913
Class C	96,068	167,726
Institutional Class	165,424	83,643
Total	$ 1,712,500	$ 1,354,216

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	256,949	466,106	$ 5,496,273	$ 8,361,698
Reinvestment of distributions	18,128	12,924	378,139	225,396
Shares redeemed	(359,795)	(1,005,991)	(7,599,565)	(17,596,177)
Net increase (decrease)	(84,718)	(526,961)	$ (1,725,153)	$ (9,009,083)
Class T
Shares sold	348,175	786,561	$ 7,354,288	$ 14,027,178
Reinvestment of distributions	37,421	27,729	777,298	482,206
Shares redeemed	(925,062)	(2,445,445)	(19,431,369)	(42,791,925)
Net increase (decrease)	(539,466)	(1,631,155)	$ (11,299,783)	$ (28,282,541)
Class B
Shares sold	284,592	669,921	$ 5,884,045	$ 11,895,054
Reinvestment of distributions	7,853	15,797	162,958	270,445
Shares redeemed	(880,419)	(2,581,642)	(18,283,804)	(44,031,477)
Net increase (decrease)	(587,974)	(1,895,924)	$ (12,236,801)	$ (31,865,978)
Class C
Shares sold	436,794	411,834	$ 8,946,363	$ 7,357,880
Reinvestment of distributions	3,576	7,556	74,191	129,283
Shares redeemed	(826,215)	(1,598,865)	(17,072,375)	(27,368,101)
Net increase (decrease)	(385,845)	(1,179,475)	$ (8,051,821)	$ (19,880,938)
Institutional Class
Shares sold	24,495	104,118	$ 527,317	$ 1,915,337
Reinvestment of distributions	5,506	3,152	115,490	55,316
Shares redeemed	(110,507)	(237,964)	(2,388,348)	(4,250,665)
Net increase (decrease)	(80,506)	(130,694)	$ (1,745,541)	$ (2,280,012)

Financial Services

Advisor Health Care Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Johnson & Johnson	10.0
Pfizer, Inc.	8.0
Medtronic, Inc.	6.3
Merck & Co., Inc.	5.0
Genentech, Inc.	4.8
Eli Lilly & Co.	4.7
Abbott Laboratories	4.6
Amgen, Inc.	4.6
Baxter International, Inc.	4.4
Boston Scientific Corp.	4.1
56.5
Top Industries as of January 31, 2004
% of fund's net assets
Pharmaceuticals	44.0%
Health Care Equipment & Supplies	22.4%
Health Care Providers & Services	16.9%
Biotechnology	15.5%
All Others *	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Health Care Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.5%
Alkermes, Inc. (a)	466,100	$ 6,982,178
Amgen, Inc. (a)	614,900	39,654,901
Biogen Idec, Inc. (a)	118,900	5,087,731
Celgene Corp. (a)	102,100	4,125,861
Genentech, Inc. (a)	429,900	41,055,450
Genzyme Corp. - General Division (a)	172,700	9,472,595
Gilead Sciences, Inc. (a)	117,300	6,436,251
ImClone Systems, Inc. (a)	49,500	2,027,520
MedImmune, Inc. (a)	180,730	4,247,155
Millennium Pharmaceuticals, Inc. (a)	504,600	8,901,144
Neurocrine Biosciences, Inc. (a)	85,600	4,844,104
Protein Design Labs, Inc. (a)	59,600	1,203,920
TOTAL BIOTECHNOLOGY		134,038,810
HEALTH CARE EQUIPMENT & SUPPLIES - 22.4%
Alcon, Inc.	155,700	9,966,357
Baxter International, Inc.	1,307,000	38,099,050
Biomet, Inc.	466,975	18,053,254
Boston Scientific Corp. (a)	862,700	35,189,533
Edwards Lifesciences Corp. (a)	315,300	10,981,899
Medtronic, Inc.	1,103,496	54,314,073
Novoste Corp. (c)	12,500	66,375
ResMed, Inc. (a)	66,300	2,920,515
Respironics, Inc. (a)	59,200	2,915,008
St. Jude Medical, Inc. (a)	291,600	20,951,460
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		193,457,524
HEALTH CARE PROVIDERS & SERVICES - 16.9%
Aetna, Inc.	70,860	4,960,200
Caremark Rx, Inc. (a)	522,500	13,976,875
Covance, Inc. (a)	59,400	1,700,622
Coventry Health Care, Inc. (a)	74,400	4,932,720
Express Scripts, Inc. (a)	199,100	13,771,747
HCA, Inc.	218,200	9,797,180
Health Management Associates, Inc. Class A	214,000	5,245,140
Henry Schein, Inc. (a)	118,300	8,297,562
Humana, Inc. (a)	126,300	2,946,579
IMS Health, Inc.	190,200	4,893,846
Laboratory Corp. of America Holdings (a)	102,600	4,381,020
Omnicare, Inc.	167,600	7,379,428
PacifiCare Health Systems, Inc. (a)	336,090	11,040,557
Patterson Dental Co. (a)	25,400	1,675,130
Quest Diagnostics, Inc.	59,700	5,074,500
Tenet Healthcare Corp. (a)	354,500	4,395,800
UnitedHealth Group, Inc.	562,000	34,214,560
WebMD Corp. (a)	828,800	7,459,200
TOTAL HEALTH CARE PROVIDERS & SERVICES		146,142,666

	Shares	Value (Note 1)
PHARMACEUTICALS - 44.0%
Abbott Laboratories	927,820	$ 39,970,486
Allergan, Inc.	106,300	8,806,955
Barr Pharmaceuticals, Inc. (a)	60,000	4,517,400
Biovail Corp. (a)	220,470	4,940,737
Eli Lilly & Co.	596,400	40,579,056
Endo Pharmaceuticals Holdings, Inc. (a)	89,000	1,925,070
Forest Laboratories, Inc. (a)	283,300	21,103,017
Hollis-Eden Pharmaceutcals, Inc. (a)	286,100	4,231,419
IVAX Corp. (a)	231,000	5,775,000
Johnson & Johnson	1,617,962	86,431,529
King Pharmaceuticals, Inc. (a)	169,100	2,820,588
Merck & Co., Inc.	910,500	43,339,800
Novartis AG sponsored ADR	102,000	4,605,300
Perrigo Co.	148,200	2,470,494
Pfizer, Inc.	1,890,320	69,242,422
Schering-Plough Corp.	770,700	13,518,078
Sepracor, Inc. (a)	60,100	1,625,705
Watson Pharmaceuticals, Inc. (a)	102,300	4,757,973
Wyeth	457,920	18,751,824
TOTAL PHARMACEUTICALS		379,412,853
TOTAL COMMON STOCKS (Cost $770,139,775)		853,051,853
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (d) (Cost $236,500)	43,000	150,500
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 1.08% (b)	18,572,343	18,572,343
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	23,196,325	23,196,325
TOTAL MONEY MARKET FUNDS (Cost $41,768,668)		41,768,668
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $812,144,943)		894,971,021
NET OTHER ASSETS - (3.7)%		(31,711,434)
NET ASSETS - 100%		$ 863,259,587
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $66,375 or 0.0% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $150,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $379,351,580 and $443,182,990, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,663 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $92,069,000 of which $78,668,000 and $13,401,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care

Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,631,408) (cost $812,144,943) - See accompanying schedule		$ 894,971,021
Receivable for investments sold		1,255,162
Receivable for fund shares sold		678,804
Dividends receivable		231,680
Interest receivable		14,685
Prepaid expenses		4,616
Other affiliated receivables		11
Other receivables		69,924
Total assets		897,225,903
Liabilities
Payable for investments purchased	$ 7,188,998
Payable for fund shares redeemed	2,323,964
Accrued management fee	411,747
Distribution fees payable	517,891
Other affiliated payables	302,405
Other payables and accrued expenses	24,986
Collateral on securities loaned, at value	23,196,325
Total liabilities		33,966,316
Net Assets		$ 863,259,587
Net Assets consist of:
Paid in capital		$ 842,982,066
Accumulated net investment loss		(2,435,469)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,113,088)
Net unrealized appreciation (depreciation) on investments		82,826,078
Net Assets		$ 863,259,587
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,272,779 ÷ 5,497,276 shares)		$ 19.70
Maximum offering price per share (100/94.25 of $19.70)		$ 20.90
Class T: Net Asset Value and redemption price per share ($265,404,299 ÷ 13,684,854 shares)		$ 19.39
Maximum offering price per share (100/96.50 of $19.39)		$ 20.09
Class B: Net Asset Value and offering price per share ($319,654,285 ÷ 17,074,700 shares) A		$ 18.72
Class C: Net Asset Value and offering price per share ($146,957,153 ÷ 7,839,039 shares) A		$ 18.75
Institutional: Net Asset Value, offering price and redemption price per share ($22,971,071 ÷ 1,146,316 shares)		$ 20.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,602,902
Interest		54,792
Security lending		21,370
Total income		4,679,064

Expenses
Management fee	$ 2,413,174
Transfer agent fees	1,663,042
Distribution fees	3,033,100
Accounting and security lending fees	124,504
Non-interested trustees' compensation	2,512
Custodian fees and expenses	9,071
Registration fees	43,481
Audit	20,294
Legal	1,572
Miscellaneous	3,543
Total expenses before reductions	7,314,293
Expense reductions	(199,760)	7,114,533
Net investment income (loss)		(2,435,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	52,420,331
Foreign currency transactions	5,472
Total net realized gain (loss)		52,425,803
Change in net unrealized appreciation (depreciation) on: Investment securities	9,477,245
Assets and liabilities in foreign currencies	(6,063)
Total change in net unrealized appreciation (depreciation)		9,471,182
Net gain (loss)		61,896,985
Net increase (decrease) in net assets resulting from operations		$ 59,461,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Health Care Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,435,469)	$ (3,893,423)
Net realized gain (loss)	52,425,803	13,765,258
Change in net unrealized appreciation (depreciation)	9,471,182	71,504,161
Net increase (decrease) in net assets resulting from operations	59,461,516	81,375,996
Share transactions - net increase (decrease)	(60,882,458)	(125,179,240)
Redemption fees	28,086	65,218
Total increase (decrease) in net assets	(1,392,856)	(43,738,026)

Net Assets
Beginning of period	864,652,443	908,390,469
End of period (including accumulated net investment loss of $2,435,469 and $0, respectively)	$ 863,259,587	$ 864,652,443

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52	$ 16.70
Income from Investment Operations
Net investment income (loss) E	(.01)	- G	(.04)	.01	.01	- G
Net realized and unrealized gain (loss)	1.42	1.78	(3.86)	(.50)	3.89	2.20
Total from investment operations	1.41	1.78	(3.90)	(.49)	3.90	2.20
Distributions from net realized gain	-	-	-	(1.12)	(.41)	(.39)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 19.70	$ 18.29	$ 16.51	$ 20.41	$ 22.02	$ 18.52
Total Return B, C, D	7.71%	10.78%	(19.11)%	(2.50)%	21.44%	13.80%
Ratios to Average Net Assets F
Expenses before expense reductions	1.30% A	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of voluntary waivers, if any	1.30% A	1.34%	1.29%	1.19%	1.20%	1.23%
Expenses net of all reductions	1.25% A	1.27%	1.24%	1.17%	1.18%	1.21%
Net investment income (loss)	(.13)% A	(.01)%	(.23)%	.05%	.07%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,273	$ 108,692	$ 103,292	$ 136,304	$ 108,248	$ 66,142
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.09)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.39	1.76	(3.82)	(.49)	3.86	2.19
Total from investment operations	1.36	1.72	(3.91)	(.53)	3.83	2.15
Distributions from net realized gain	-	-	-	(1.12)	(.37)	(.37)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 19.39	$ 18.03	$ 16.31	$ 20.22	$ 21.87	$ 18.40
Total Return B, C, D	7.54%	10.55%	(19.34)%	(2.71)%	21.16%	13.54%
Ratios to Average Net Assets F
Expenses before expense reductions	1.53% A	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of voluntary waivers, if any	1.53% A	1.59%	1.52%	1.43%	1.42%	1.46%
Expenses net of all reductions	1.48% A	1.51%	1.47%	1.41%	1.40%	1.43%
Net investment income (loss)	(.36)% A	(.26)%	(.46)%	(.18)%	(.15)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,404	$ 264,115	$ 274,243	$ 383,643	$ 361,351	$ 248,442
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16	$ 16.47
Income from Investment Operations
Net investment income (loss) E	(.08)	(.12)	(.18)	(.14)	(.13)	(.13)
Net realized and unrealized gain (loss)	1.35	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.27	1.59	(3.90)	(.62)	3.67	2.04
Distributions from net realized gain	-	-	-	(1.12)	(.34)	(.36)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 18.72	$ 17.45	$ 15.86	$ 19.76	$ 21.50	$ 18.16
Total Return B, C, D	7.28%	10.03%	(19.74)%	(3.20)%	20.53%	12.96%
Ratios to Average Net Assets F
Expenses before expense reductions	2.04% A	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of voluntary waivers, if any	2.04% A	2.05%	2.02%	1.95%	1.94%	1.98%
Expenses net of all reductions	2.00% A	1.98%	1.98%	1.93%	1.93%	1.96%
Net investment income (loss)	(.87)% A	(.73)%	(.97)%	(.70)%	(.68)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319,654	$ 317,906	$ 334,056	$ 456,851	$ 366,413	$ 225,441
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17	$ 16.49
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.17)	(.14)	(.12)	(.12)
Net realized and unrealized gain (loss)	1.35	1.71	(3.72)	(.48)	3.80	2.17
Total from investment operations	1.28	1.60	(3.89)	(.62)	3.68	2.05
Distributions from net realized gain	-	-	-	(1.12)	(.36)	(.38)
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 18.75	$ 17.47	$ 15.87	$ 19.76	$ 21.50	$ 18.17
Total Return B, C, D	7.33%	10.08%	(19.69)%	(3.20)%	20.59%	13.04%
Ratios to Average Net Assets F
Expenses before expense reductions	1.99% A	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of voluntary waivers, if any	1.99% A	2.00%	1.97%	1.91%	1.91%	1.95%
Expenses net of all reductions	1.94% A	1.92%	1.93%	1.89%	1.89%	1.92%
Net investment income (loss)	(.82)% A	(.67)%	(.92)%	(.66)%	(.64)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,957	$ 150,576	$ 160,877	$ 229,494	$ 183,264	$ 109,372
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59	$ 16.73
Income from Investment Operations
Net investment income (loss) D	.02	.06	.02	.07	.07	.05
Net realized and unrealized gain (loss)	1.44	1.82	(3.90)	(.50)	3.90	2.21
Total from investment operations	1.46	1.88	(3.88)	(.43)	3.97	2.26
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.12)	(.41)	(.41)
Total distributions	-	-	-	(1.12)	(.44)	(.41)
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 20.04	$ 18.58	$ 16.70	$ 20.58	$ 22.13	$ 18.59
Total Return B, C	7.86%	11.26%	(18.85)%	(2.21)%	21.77%	14.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.96%	.95%	.91%	.93%	.97%
Expenses net of voluntary waivers, if any	.90% A	.96%	.95%	.91%	.93%	.97%
Expenses net of all reductions	.85% A	.88%	.90%	.89%	.92%	.95%
Net investment income (loss)	.27% A	.37%	.11%	.33%	.33%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,971	$ 23,364	$ 35,923	$ 45,200	$ 40,320	$ 33,540
Portfolio turnover rate	92% A	120%	167%	71%	51%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Health Care Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 104,266,653	|
Unrealized depreciation	(38,505,311)
Net unrealized appreciation (depreciation)	$ 65,761,342
Cost for federal income tax purposes	$ 829,209,679

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 128,960	$ -
Class T	.25%	.25%	640,082	-
Class B	.75%	.25%	1,544,674	1,158,506
Class C	.75%	.25%	719,384	42,264
			$ 3,033,100	$ 1,200,770

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Health Care

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,270
Class T	19,279
Class B*	420,670
Class C*	6,180
$ 469,399

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 215,912	.42*
Class T	513,072	.40*
Class B	643,285	.42*
Class C	259,845	.36*
Institutional Class	30,928	.27*
	$ 1,663,042

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $54,744 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $199,542 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $218.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	542,222	1,203,411	$ 10,044,340	$ 20,267,921
Shares redeemed	(986,804)	(1,518,948)	(17,978,888)	(25,469,009)
Net increase (decrease)	(444,582)	(315,537)	$ (7,934,548)	$ (5,201,088)
Class T
Shares sold	940,358	1,868,517	$ 17,062,853	$ 31,251,267
Shares redeemed	(1,900,609)	(4,033,622)	(34,385,226)	(66,788,799)
Net increase (decrease)	(960,251)	(2,165,105)	$ (17,322,373)	$ (35,537,532)
Class B
Shares sold	593,605	1,399,903	$ 10,379,156	$ 22,699,963
Shares redeemed	(1,733,842)	(4,244,862)	(30,314,353)	(67,782,071)
Net increase (decrease)	(1,140,237)	(2,844,959)	$ (19,935,197)	$ (45,082,108)
Class C
Shares sold	454,377	882,963	$ 7,965,170	$ 14,326,120
Shares redeemed	(1,233,222)	(2,401,732)	(21,548,042)	(38,459,329)
Net increase (decrease)	(778,845)	(1,518,769)	$ (13,582,872)	$ (24,133,209)
Institutional Class
Shares sold	56,017	185,023	$ 1,038,969	$ 3,143,586
Shares redeemed	(167,466)	(1,078,595)	(3,146,437)	(18,368,889)
Net increase (decrease)	(111,449)	(893,572)	$ (2,107,468)	$ (15,225,303)

Health Care

Advisor Natural Resources Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
BP PLC sponsored ADR	7.4
ChevronTexaco Corp.	6.0
Exxon Mobil Corp.	5.2
ConocoPhillips	5.1
Schlumberger Ltd. (NY Shares)	4.6
Alcoa, Inc.	3.5
Occidental Petroleum Corp.	3.4
Newmont Mining Corp.	2.7
International Paper Co.	2.6
EnCana Corp.	2.4
42.9
Top Industries as of January 31, 2004
% of fund's net assets
Oil & Gas	52.2%
Energy Equipment & Services	22.3%
Metals & Mining	13.0%
Paper & Forest Products	5.9%
Containers & Packaging	1.6%
All Others*	5.0%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Natural Resources Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Olin Corp.	22,200	$ 423,354
CONTAINERS & PACKAGING - 1.6%
Packaging Corp. of America	67,400	1,458,536
Pactiv Corp. (a)	20,500	444,645
Smurfit-Stone Container Corp. (a)	180,487	3,111,596
TOTAL CONTAINERS & PACKAGING		5,014,777
ENERGY EQUIPMENT & SERVICES - 22.3%
Baker Hughes, Inc.	153,050	5,368,994
BJ Services Co. (a)	86,200	3,373,868
Cal Dive International, Inc. (a)	13,700	314,826
Cooper Cameron Corp. (a)	12,600	525,420
Diamond Offshore Drilling, Inc.	55,700	1,264,390
ENSCO International, Inc.	158,700	4,522,950
GlobalSantaFe Corp.	113,066	3,086,702
Grant Prideco, Inc. (a)	130,800	1,778,880
Grey Wolf, Inc. (a)	105,200	439,736
Halliburton Co.	83,600	2,520,540
Helmerich & Payne, Inc.	200	5,804
Maverick Tube Corp. (a)	13,300	241,528
Nabors Industries Ltd. (a)	67,100	2,952,400
National-Oilwell, Inc. (a)	80,800	2,077,368
Noble Corp. (a)	41,500	1,539,650
Pason Systems, Inc.	17,900	341,711
Patterson-UTI Energy, Inc. (a)	16,300	563,654
Precision Drilling Corp. (a)	29,000	1,343,764
Pride International, Inc. (a)	111,700	2,105,545
Rowan Companies, Inc. (a)	101,200	2,315,456
Schlumberger Ltd. (NY Shares)	227,800	13,936,804
Smith International, Inc. (a)	152,000	7,365,920
Tidewater, Inc.	24,200	775,610
Transocean, Inc. (a)	37,000	996,780
Varco International, Inc. (a)	73,800	1,601,460
Weatherford International Ltd. (a)	148,400	5,983,488
Willbros Group, Inc. (a)	42,600	548,688
TOTAL ENERGY EQUIPMENT & SERVICES		67,891,936
GAS UTILITIES - 0.4%
Kinder Morgan, Inc.	18,500	1,091,500
METALS & MINING - 13.0%
Aber Diamond Corp. (a)	9,300	324,830
Alcan, Inc.	120,200	5,131,605
Alcoa, Inc.	313,900	10,729,102
Anglo American PLC ADR	12,700	291,986
Apex Silver Mines Ltd. (a)	19,300	389,860
Freeport-McMoRan Copper & Gold, Inc. Class B	150,297	5,539,947
Goldcorp, Inc.	136,300	1,821,379
Inco Ltd. (a)	54,800	2,043,474

	Shares	Value (Note 1)
Inmet Mining Corp. (a)	32,600	$ 392,587
Kinross Gold Corp. (a)	66,500	466,649
Meridian Gold, Inc. (a)	32,800	427,665
Newmont Mining Corp.	193,900	8,077,874
Nucor Corp.	10,000	563,100
Phelps Dodge Corp. (a)	34,700	2,625,749
Rio Tinto PLC sponsored ADR	6,000	648,000
TOTAL METALS & MINING		39,473,807
MULTI-UTILITIES & UNREGULATED POWER - 0.6%
AES Corp. (a)	188,000	1,834,880
OIL & GAS - 52.2%
Anadarko Petroleum Corp.	60,200	3,003,980
Apache Corp.	180,840	6,958,723
BP PLC sponsored ADR	472,948	22,512,323
Burlington Resources, Inc.	123,200	6,743,968
Chesapeake Energy Corp.	182,300	2,271,458
ChevronTexaco Corp.	212,918	18,385,469
ConocoPhillips	236,699	15,593,730
Cross Timbers Royalty Trust	511	13,337
Devon Energy Corp.	119,351	6,738,557
EnCana Corp.	191,232	7,442,652
EOG Resources, Inc.	81,600	3,696,480
Exxon Mobil Corp.	390,360	15,922,784
Kerr-McGee Corp.	390	19,001
Murphy Oil Corp.	22,400	1,356,544
Noble Energy, Inc.	14,100	623,220
Occidental Petroleum Corp.	236,900	10,435,445
Petro-Canada	114,500	4,995,390
Pioneer Natural Resources Co. (a)	101,300	3,233,496
Pogo Producing Co.	40,100	1,599,990
Premcor, Inc. (a)	43,800	1,326,264
Repsol YPF SA sponsored ADR	76,400	1,551,684
Royal Dutch Petroleum Co. (NY Shares)	106,800	5,062,320
Sibneft sponsored ADR	70,700	2,234,120
Southwestern Energy Co. (a)	22,700	468,755
Sunoco, Inc.	61,400	3,404,630
Talisman Energy, Inc.	96,700	5,165,895
Tom Brown, Inc. (a)	15,700	488,270
Total SA sponsored ADR	24,900	2,198,670
Valero Energy Corp.	57,300	3,032,316
XTO Energy, Inc.	69,066	1,811,601
YUKOS Corp. sponsored ADR	18,983	783,998
TOTAL OIL & GAS		159,075,070
PAPER & FOREST PRODUCTS - 5.9%
Bowater, Inc.	28,300	1,266,425
Domtar, Inc.	59,500	690,493
Georgia-Pacific Corp.	94,600	2,658,260
International Paper Co.	184,500	7,798,815
MeadWestvaco Corp.	73,337	1,977,899
Common Stocks - continued
	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - CONTINUED
Slocan Forest Products Ltd. (a)	2,000	$ 23,708
Weyerhaeuser Co.	59,600	3,663,016
TOTAL PAPER & FOREST PRODUCTS		18,078,616
SPECIALTY RETAIL - 0.1%
Boise Cascade Corp.	11,100	360,195
TOTAL COMMON STOCKS (Cost $233,498,975)		293,244,135
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 1.08% (b)	12,456,268	12,456,268
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	21,667,200	21,667,200
TOTAL MONEY MARKET FUNDS (Cost $34,123,468)		34,123,468
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $267,622,443)	327,367,603
NET OTHER ASSETS - (7.4)%	(22,439,420)
NET ASSETS - 100%	$ 304,928,183
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $14,661,210 and $24,574,883, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $548 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.1%
Canada	9.9%
United Kingdom	7.7%
Netherlands Antilles	4.6%
Netherlands	1.7%
Cayman Islands	1.6%
Russia	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $29,762,000 of which $15,940,000 and $13,822,000 will expire on July 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $2,973,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Advisor Natural Resources Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,353,904) (cost $267,622,443) - See accompanying schedule		$ 327,367,603
Cash		12,273
Receivable for investments sold		3,069,641
Receivable for fund shares sold		753,682
Dividends receivable		158,305
Interest receivable		9,154
Prepaid expenses		1,381
Other affiliated receivables		376
Other receivables		5,655
Total assets		331,378,070
Liabilities
Payable for investments purchased	$ 3,785,756
Payable for fund shares redeemed	580,475
Accrued management fee	148,144
Distribution fees payable	158,878
Other affiliated payables	86,549
Other payables and accrued expenses	22,885
Collateral on securities loaned, at value	21,667,200
Total liabilities		26,449,887
Net Assets		$ 304,928,183
Net Assets consist of:
Paid in capital		$ 275,608,612
Accumulated net investment loss		(309,609)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,115,880)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,745,060
Net Assets		$ 304,928,183
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,450,761 ÷ 1,168,830 shares)		$ 26.05
Maximum offering price per share (100/94.25 of $26.05)		$ 27.64
Class T: Net Asset Value and redemption price per share ($181,252,500 ÷ 6,856,969 shares)		$ 26.43
Maximum offering price per share (100/96.50 of $26.43)		$ 27.39
Class B: Net Asset Value and offering price per share ($63,354,125 ÷ 2,472,564 shares)A		$ 25.62
Class C: Net Asset Value and offering price per share ($26,654,499 ÷ 1,035,112 shares)A		$ 25.75
Institutional Class: Net Asset Value, offering price and redemption price per share ($3,216,298 ÷ 121,526 shares)		$ 26.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,065,082
Interest		21,306
Security lending		20,039
Total income		2,106,427

Expenses
Management fee	$ 796,573
Transfer agent fees	443,803
Distribution fees	851,919
Accounting and security lending fees	52,057
Non-interested trustees' compensation	692
Custodian fees and expenses	7,919
Registration fees	43,563
Audit	19,233
Legal	441
Miscellaneous	1,003
Total expenses before reductions	2,217,203
Expense reductions	(1,190)	2,216,013
Net investment income (loss)		(109,586)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,624,417
Foreign currency transactions	6,493
Total net realized gain (loss)		4,630,910
Change in net unrealized appreciation (depreciation) on: Investment securities	46,692,678
Assets and liabilities in foreign currencies	206
Total change in net unrealized appreciation (depreciation)		46,692,884
Net gain (loss)		51,323,794
Net increase (decrease) in net assets resulting from operations		$ 51,214,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Natural Resources Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (109,586)	$ 921,486
Net realized gain (loss)	4,630,910	(8,227,381)
Change in net unrealized appreciation (depreciation)	46,692,884	23,378,509
Net increase (decrease) in net assets resulting from operations	51,214,208	16,072,614
Distributions to shareholders from net investment income	(681,778)	(648,436)
Share transactions - net increase (decrease)	1,788,645	(47,333,823)
Redemption fees	31,638	26,765
Total increase (decrease) in net assets	52,352,713	(31,882,880)
Net Assets
Beginning of period	252,575,470	284,458,350
End of period (including accumulated net investment loss of $309,609 and undistributed net investment income of $481,755, respectively)	$ 304,928,183	$ 252,575,470

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98	$ 18.94
Income from Investment Operations
Net investment income (loss)E	.03	.13	.15	.19	.10	.07
Net realized and unrealized gain (loss)	4.47	1.30	(4.36)	2.34	2.06	3.71
Total from investment operations	4.50	1.43	(4.21)	2.53	2.16	3.78
Distributions from net investment income	(.10)	(.11)	(.18)	(.19)	(.08)	(.04)
Distributions from net realized gain	-	-	(1.70)	-	-	(.71)
Total distributions	(.10)	(.11)	(1.88)	(.19)	(.08)	(.75)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 26.05	$ 21.65	$ 20.33	$ 26.42	$ 24.07	$ 21.98
Total ReturnB,C,D	20.84%	7.07%	(16.92)%	10.56%	9.92%	21.48%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.32%A	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of voluntary waivers, if any	1.32%A	1.36%	1.28%	1.23%	1.26%	1.28%
Expenses net of all reductions	1.32%A	1.32%	1.24%	1.18%	1.21%	1.23%
Net investment income (loss)	.21%A	.63%	.64%	.69%	.43%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,451	$ 21,798	$ 21,993	$ 21,849	$ 10,381	$ 7,801
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21	$ 19.11
Income from Investment Operations
Net investment income (loss) E	.01	.10	.11	.14	.06	.04
Net realized and unrealized gain (loss)	4.53	1.32	(4.42)	2.36	2.08	3.76
Total from investment operations	4.54	1.42	(4.31)	2.50	2.14	3.80
Distributions from net investment income	(.08)	(.06)	(.11)	(.13)	(.01)	(.01)
Distributions from net realized gain	-	-	(1.70)	-	-	(.70)
Total distributions	(.08)	(.06)	(1.81)	(.13)	(.01)	(.71)
Redemption fees added to paid in capital E	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 26.43	$ 21.97	$ 20.61	$ 26.73	$ 24.35	$ 22.21
Total Return B,C,D	20.71%	6.91%	(17.07)%	10.32%	9.69%	21.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.47% A	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of voluntary waivers, if any	1.47% A	1.50%	1.45%	1.41%	1.41%	1.45%
Expenses net of all reductions	1.47% A	1.47%	1.41%	1.37%	1.37%	1.40%
Net investment income (loss)	.06% A	.48%	.47%	.51%	.27%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,253	$ 155,249	$ 174,670	$ 253,062	$ 245,995	$ 283,419
Portfolio turnover rate	11% A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78	$ 18.81
Income from Investment Operations
Net investment income (loss)E	(.06)	(.01)	(.02)	(.01)	(.06)	(.06)
Net realized and unrealized gain (loss)	4.40	1.27	(4.29)	2.31	2.04	3.68
Total from investment operations	4.34	1.26	(4.31)	2.30	1.98	3.62
Distributions from net investment income	-	-	(.01)	(.04)	-	-
Distributions from net realized gain	-	-	(1.70)	-	-	(.66)
Total distributions	-	-	(1.71)	(.04)	-	(.66)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 25.62	$ 21.28	$ 20.02	$ 26.04	$ 23.77	$ 21.78
Total ReturnB,C,D	20.39%	6.29%	(17.51)%	9.72%	9.14%	20.57%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.03%A	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of voluntary waivers, if any	2.03%A	2.06%	2.00%	1.95%	1.96%	1.99%
Expenses net of all reductions	2.03%A	2.02%	1.95%	1.91%	1.92%	1.95%
Net investment income (loss)	(.50)%A	(.07)%	(.07)%	(.03)%	(.28)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,354	$ 50,833	$ 58,656	$ 83,243	$ 50,685	$ 47,792
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92	$ 18.96
Income from Investment Operations
Net investment income (loss)E	(.05)	-G	(.01)	-G	(.05)	(.05)
Net realized and unrealized gain (loss)	4.42	1.28	(4.32)	2.32	2.04	3.71
Total from investment operations	4.37	1.28	(4.33)	2.32	1.99	3.66
Distributions from net investment income	-	-	(.02)	(.06)	(.04)	(.01)
Distributions from net realized gain	-	-	(1.70)	-	-	(.70)
Total distributions	-	-	(1.72)	(.06)	(.04)	(.71)
Redemption fees added to paid in capitalE	-G	-G	-G	.01	.01	.01
Net asset value, end of period	$ 25.75	$ 21.38	$ 20.10	$ 26.15	$ 23.88	$ 21.92
Total ReturnB,C,D	20.44%	6.37%	(17.52)%	9.76%	9.15%	20.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.00%A	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of voluntary waivers, if any	2.00%A	2.01%	1.96%	1.92%	1.91%	1.94%
Expenses net of all reductions	1.99%A	1.97%	1.92%	1.87%	1.87%	1.89%
Net investment income (loss)	(.46)%A	(.02)%	(.03)%	-%	(.23)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,654	$ 22,044	$ 24,201	$ 29,699	$ 13,741	$ 8,761
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28	$ 19.15
Income from Investment Operations
Net investment income (loss)D	.08	.22	.23	.28	.19	.14
Net realized and unrealized gain (loss)	4.55	1.32	(4.43)	2.37	2.07	3.76
Total from investment operations	4.63	1.54	(4.20)	2.65	2.26	3.90
Distributions from net investment income	(.19)	(.18)	(.25)	(.27)	(.13)	(.07)
Distributions from net realized gain	-	-	(1.70)	-	-	(.71)
Total distributions	(.19)	(.18)	(1.95)	(.27)	(.13)	(.78)
Redemption fees added to paid in capitalD	-F	-F	-F	.01	.02	.01
Net asset value, end of period	$ 26.47	$ 22.03	$ 20.67	$ 26.82	$ 24.43	$ 22.28
Total ReturnB,C	21.10%	7.51%	(16.64)%	10.90%	10.31%	21.95%
Ratios to Average Net AssetsE
Expenses before expense reductions	.89%A	.95%	.93%	.88%	.86%	.87%
Expenses net of voluntary waivers, if any	.89%A	.95%	.93%	.88%	.86%	.87%
Expenses net of all reductions	.88%A	.91%	.89%	.84%	.82%	.82%
Net investment income (loss)	.65%A	1.04%	.99%	1.04%	.82%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,216	$ 2,652	$ 4,938	$ 6,960	$ 3,470	$ 4,505
Portfolio turnover rate	11%A	41%	85%	130%	90%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Natural Resources Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 61,725,756	|
Unrealized depreciation	(3,938,933)
Net unrealized appreciation (depreciation)	$ 57,786,823
Cost for federal income tax purposes	$ 269,580,780

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 30,100	$ -
Class T	.25%	.25%	420,986	2,206
Class B	.75%	.25%	282,486	211,865
Class C	.75%	.25%	118,347	14,411
			$ 851,919	$ 228,482

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Natural Resources

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,460
Class T	8,956
Class B*	49,848
Class C*	655
$ 69,919

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 47,979	.40*
Class T	252,854	.30*
Class B	101,311	.36*
Class C	38,561	.33*
Institutional Class	3,098	.22*
	$ 443,803

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,293 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,190 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 99,270	$ 122,749
Class T	560,071	484,682
Institutional Class	22,437	41,005
Total	$ 681,778	$ 648,436

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	329,973	345,235	$ 8,402,424	$ 6,972,414
Reinvestment of distributions	3,715	5,188	87,332	105,443
Shares redeemed	(171,567)	(425,490)	(4,116,311)	(8,681,223)
Net increase (decrease)	162,121	(75,067)	$ 4,373,445	$ (1,603,366)
Class T
Shares sold	561,284	554,155	$ 13,921,532	$ 11,575,295
Reinvestment of distributions	22,018	21,538	522,475	445,500
Shares redeemed	(793,970)	(1,983,967)	(19,434,875)	(40,997,580)
Net increase (decrease)	(210,668)	(1,408,274)	$ (4,990,868)	$ (28,976,785)
Class B
Shares sold	328,184	269,444	$ 7,876,192	$ 5,459,915
Shares redeemed	(244,288)	(811,138)	(5,784,439)	(16,148,876)
Net increase (decrease)	83,896	(541,694)	$ 2,091,753	$ (10,688,961)
Class C
Shares sold	173,032	187,479	$ 4,251,941	$ 3,795,065
Shares redeemed	(168,807)	(360,375)	(3,983,346)	(7,275,416)
Net increase (decrease)	4,225	(172,896)	$ 268,595	$ (3,480,351)
Institutional Class
Shares sold	19,948	34,404	$ 493,796	$ 712,141
Reinvestment of distributions	613	1,446	14,771	29,777
Shares redeemed	(19,432)	(154,352)	(462,847)	(3,326,278)
Net increase (decrease)	1,129	(118,502)	$ 45,720	$ (2,584,360)

Natural Resources

Advisor Technology Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Microsoft Corp.	8.4
Cisco Systems, Inc.	5.6
Dell, Inc.	4.9
Intel Corp.	4.7
Hewlett-Packard Co.	2.6
National Semiconductor Corp.	2.3
Motorola, Inc.	2.1
Lexmark International, Inc. Class A	2.0
Texas Instruments, Inc.	1.9
Analog Devices, Inc.	1.6
36.1
Top Industries as of January 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	30.4%
Communications Equipment	20.6%
Computers & Peripherals	16.8%
Software	16.7%
Electronic Equipment & Instruments	4.1%
All Others*	11.4%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Technology Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Monster Worldwide, Inc. (a)	147,600	$ 3,613,248
COMMUNICATIONS EQUIPMENT - 20.6%
3Com Corp. (a)	257,900	1,985,830
ADC Telecommunications, Inc. (a)	1,004,500	3,515,750
Alcatel SA sponsored ADR (a)	682,600	11,433,550
Andrew Corp. (a)	37,200	637,608
Arris Group, Inc. (a)	222,900	2,050,680
AudioCodes Ltd. (a)	97,200	1,336,500
Avaya, Inc. (a)	1,037,700	18,035,226
Brocade Communications Systems, Inc. (a)	406,300	2,604,383
CIENA Corp. (a)	457,600	3,317,600
Cisco Systems, Inc. (a)	2,772,000	71,074,080
Comverse Technology, Inc. (a)	545,500	9,600,800
Corning, Inc. (a)	465,600	6,015,552
ECI Telecom Ltd. (a)	24,500	181,545
Emulex Corp. (a)	198,900	5,396,157
Enterasys Networks, Inc. (a)	966,100	4,105,925
Extreme Networks, Inc. (a)	255,200	2,166,648
F5 Networks, Inc. (a)	51,600	1,754,916
Finisar Corp. (a)	696,200	2,353,156
Foundry Networks, Inc. (a)	20,500	488,515
ITF Optical Technologies, Inc. Series A (c)	34,084	42,605
Juniper Networks, Inc. (a)	53,800	1,554,282
Lucent Technologies, Inc. (a)	2,648,700	11,866,176
Marconi Corp. PLC (a)	434,833	5,211,328
McDATA Corp. Class A (a)	713,500	6,271,665
Motorola, Inc.	1,596,000	26,461,680
NETGEAR, Inc.	1,000	16,880
NetScreen Technologies, Inc. (a)	66,700	1,742,204
Nortel Networks Corp. (a)	1,161,900	9,086,062
Oplink Communications, Inc. (a)	459,100	1,225,797
OZ Optics Ltd. unit (c)	68,000	1,003,000
Powerwave Technologies, Inc. (a)	564,000	5,555,400
QLogic Corp. (a)	57,600	2,589,696
QUALCOMM, Inc.	183,200	10,702,544
Research in Motion Ltd. (a)	42,000	3,650,162
Scientific-Atlanta, Inc.	227,500	7,698,600
Sierra Wireless, Inc. (a)	64,900	1,753,128
Sonus Networks, Inc. (a)	43,500	368,445
Telefonaktiebolaget LM Ericsson ADR (a)	492,200	11,320,600
WJ Communications, Inc. (a)	320,000	1,888,000
Zhone Technologies, Inc. (a)	264,400	1,623,416
TOTAL COMMUNICATIONS EQUIPMENT		259,686,091
COMPUTERS & PERIPHERALS - 16.8%
Advanced Digital Information Corp. (a)	82,200	1,466,448
Ambit Microsystems Corp.	701,800	2,139,120
Apple Computer, Inc. (a)	197,000	4,444,320

	Shares	Value (Note 1)
Concurrent Computer Corp. (a)	259,400	$ 1,250,308
Cray, Inc. (a)	320,700	2,485,425
Dell, Inc. (a)	1,850,000	61,919,500
Dot Hill Systems Corp. (a)	382,700	5,441,994
EMC Corp. (a)	1,110,072	15,585,411
Hewlett-Packard Co.	1,389,977	33,067,553
Hutchinson Technology, Inc. (a)	20,000	590,600
International Business Machines Corp.	160,400	15,916,492
Komag, Inc. (a)	137,100	2,655,627
Lexmark International, Inc. Class A (a)	308,800	25,596,432
Maxtor Corp. (a)	794,300	7,347,275
Network Appliance, Inc. (a)	2,800	62,608
PalmOne, Inc. (a)	314,668	3,241,080
Quanta Computer, Inc.	1,579,600	3,889,706
Silicon Graphics, Inc. (a)	148,391	482,271
Storage Technology Corp. (a)	203,600	5,904,400
Sun Microsystems, Inc. (a)	921,500	4,893,165
Western Digital Corp. (a)	1,324,100	13,545,543
TOTAL COMPUTERS & PERIPHERALS		211,925,278
ELECTRICAL EQUIPMENT - 0.2%
Byd Co. Ltd. (H Shares)	623,000	1,730,511
Power-One, Inc. (a)	33,100	414,412
TOTAL ELECTRICAL EQUIPMENT		2,144,923
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
Agilent Technologies, Inc. (a)	125,500	4,625,930
Amphenol Corp. Class A (a)	19,000	1,255,330
Arrow Electronics, Inc. (a)	278,300	7,447,308
AU Optronics Corp. sponsored ADR	154,400	2,331,440
Avnet, Inc. (a)	119,500	3,148,825
Hon Hai Precision Industries Co. Ltd.	658,000	3,062,763
Ingram Micro, Inc. Class A (a)	172,800	2,885,760
Merix Corp. (a)	3,400	92,310
Photon Dynamics, Inc. (a)	105,500	4,039,595
Solectron Corp. (a)	584,700	4,151,370
Symbol Technologies, Inc.	350,500	6,063,650
Veeco Instruments, Inc. (a)	104,100	3,133,410
Vishay Intertechnology, Inc. (a)	392,800	9,128,672
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		51,366,363
HOUSEHOLD DURABLES - 1.4%
Garmin Ltd.	17,800	945,892
Harman International Industries, Inc.	122,800	9,115,444
Koninklijke Philips Electronics NV (NY Shares)	150,000	4,524,000
Sony Corp. sponsored ADR	69,600	2,829,240
TOTAL HOUSEHOLD DURABLES		17,414,576
INDUSTRIAL CONGLOMERATES - 0.2%
Siemens AG sponsored ADR	30,400	2,473,952
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET & CATALOG RETAIL - 1.7%
Amazon.com, Inc. (a)	139,100	$ 7,021,768
eBay, Inc. (a)	51,000	3,418,530
InterActiveCorp (a)	347,700	11,265,480
TOTAL INTERNET & CATALOG RETAIL		21,705,778
INTERNET SOFTWARE & SERVICES - 3.5%
Akamai Technologies, Inc. (a)	180,000	2,325,600
Ariba, Inc. (a)	393,400	1,278,550
EarthLink, Inc. (a)	422,300	3,973,843
iPass, Inc.	70,200	1,051,596
Openwave Systems, Inc. (a)	205,466	3,049,115
RADWARE Ltd. (a)	90,100	2,898,517
Sina Corp. (a)	54,300	2,480,804
SonicWALL, Inc. (a)	159,700	1,494,792
Supportsoft, Inc. (a)	14,300	191,477
United Online, Inc. (a)	395,050	7,355,831
VeriSign, Inc. (a)	326,300	5,703,724
Yahoo!, Inc. (a)	268,300	12,569,855
TOTAL INTERNET SOFTWARE & SERVICES		44,373,704
IT SERVICES - 0.8%
CompuCom Systems, Inc. (a)	18,000	106,560
CSG Systems International, Inc. (a)	76,500	1,096,245
First Data Corp.	184,900	7,240,684
Infosys Technologies Ltd. sponsored ADR	23,100	2,044,350
TOTAL IT SERVICES		10,487,839
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Largan Precision Co. Ltd.	346,600	3,923,970
Premier Image Technology Corp.	1,326,000	2,309,550
TOTAL LEISURE EQUIPMENT & PRODUCTS		6,233,520
MACHINERY - 0.1%
MMI Holdings Ltd.	4,652,000	1,043,696
MEDIA - 0.1%
TiVo, Inc. (a)	121,600	1,309,632
OFFICE ELECTRONICS - 0.3%
Canon, Inc.	45,000	2,303,100
Konica Minolta Holdings, Inc.	166,500	2,243,193
TOTAL OFFICE ELECTRONICS		4,546,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 30.4%
Advanced Micro Devices, Inc. (a)	91,100	1,353,746
Agere Systems, Inc.:
Class A (a)	5,128,500	19,744,725
Class B (a)	2,361,400	8,619,110
Altera Corp. (a)	316,900	7,095,391
Analog Devices, Inc.	416,000	19,905,600

	Shares	Value (Note 1)
Applied Materials, Inc. (a)	569,800	$ 12,398,848
ARM Holdings PLC sponsored ADR (a)	568,500	3,865,800
ASM Pacific Technology Ltd.	469,000	2,159,178
ASML Holding NV (NY Shares) (a)	359,700	6,927,822
ATMI, Inc. (a)	171,700	4,553,484
Broadcom Corp. Class A (a)	78,900	3,202,551
Conexant Systems, Inc. (a)	1,699,100	11,332,997
Cypress Semiconductor Corp. (a)	194,900	4,131,880
FormFactor, Inc.	105,500	1,964,410
GlobespanVirata, Inc. (a)	358,800	2,852,460
Integrated Circuit Systems, Inc. (a)	653,600	16,830,200
Integrated Device Technology, Inc. (a)	382,200	6,963,684
Intel Corp.	1,936,700	59,263,020
International Rectifier Corp. (a)	64,300	3,253,580
Intersil Corp. Class A	365,400	9,588,096
KLA-Tencor Corp. (a)	82,000	4,679,740
Lam Research Corp. (a)	13,300	355,775
Lattice Semiconductor Corp. (a)	312,400	3,352,052
Linear Technology Corp.	55,100	2,204,000
LSI Logic Corp. (a)	237,000	2,438,730
Marvell Technology Group Ltd. (a)	171,900	7,151,040
Maxim Integrated Products, Inc.	34,200	1,749,330
Microchip Technology, Inc.	168,900	4,864,320
Micron Technology, Inc. (a)	172,100	2,772,531
Mindspeed Technologies, Inc. (a)	108,800	1,054,272
National Semiconductor Corp. (a)	772,600	29,706,470
NVIDIA Corp. (a)	497,300	11,064,925
Omnivision Technologies, Inc. (a)	7,300	354,415
ON Semiconductor Corp. (a)	223,800	1,566,600
PMC-Sierra, Inc. (a)	69,800	1,529,318
Power Integrations, Inc. (a)	78,600	2,325,774
Rohm Co. Ltd.	19,000	2,398,128
Samsung Electronics Co. Ltd.	24,700	11,048,052
Silicon Image, Inc. (a)	552,000	5,602,800
Siliconware Precision Industries Co. Ltd. ADR (a)	241,000	1,462,870
STMicroelectronics NV (NY Shares)	352,600	9,463,784
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	636,000	1,260,541
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	510,524	5,707,658
Teradyne, Inc. (a)	483,100	12,995,390
Texas Instruments, Inc.	770,400	24,152,040
Tokyo Electron Ltd.	58,700	4,167,883
Tower Semicondutor Ltd. (a)	293,000	2,018,770
United Microelectronics Corp. sponsored ADR (a)	1,333,551	7,214,511
Varian Semiconductor Equipment Associates, Inc. (a)	60,400	2,943,896
Xilinx, Inc. (a)	241,000	10,100,310
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		383,712,507
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 16.7%
Adobe Systems, Inc.	87,930	$ 3,381,788
Amdocs Ltd. (a)	254,200	7,211,654
Autodesk, Inc.	122,700	3,134,985
BEA Systems, Inc. (a)	417,100	5,267,973
Cadence Design Systems, Inc. (a)	474,700	7,865,779
Computer Associates International, Inc.	84,100	2,198,374
Concord Communications, Inc. (a)	6,100	107,482
FileNET Corp. (a)	116,300	3,407,590
Lawson Software, Inc. (a)	149,200	1,459,176
Micromuse, Inc. (a)	232,900	1,872,516
Microsoft Corp.	3,852,000	106,507,797
Nintendo Co. Ltd.	45,200	4,465,728
Oracle Corp. (a)	900,300	12,433,143
PalmSource, Inc. (a)	18,487	342,010
Quest Software, Inc. (a)	599,000	10,075,180
Red Hat, Inc. (a)	565,300	10,757,659
SAP AG sponsored ADR	32,400	1,343,304
Siebel Systems, Inc. (a)	369,900	4,930,767
Symantec Corp. (a)	90,800	3,523,040
Synopsys, Inc. (a)	278,300	9,821,207
VERITAS Software Corp. (a)	318,400	10,462,624
Visual Networks, Inc. (a)	125,500	451,800
TOTAL SOFTWARE		211,021,576
SPECIALTY RETAIL - 0.4%
Best Buy Co., Inc.	102,000	5,139,780
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
American Tower Corp. Class A (a)	635,500	6,984,145
China Unicom Ltd. sponsored ADR	154,500	1,792,200
Nextel Communications, Inc. Class A (a)	140,900	3,718,351
TOTAL WIRELESS TELECOMMUNICATION SERVICES		12,494,696
TOTAL COMMON STOCKS (Cost $1,050,711,021)		1,250,693,452
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (c)	17,200	0
Procket Networks, Inc. Series C (c)	276,000	69,000
SOFTWARE - 0.0%
Monterey Design Systems Series E (c)	342,000	171,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,817,804)		240,000
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	12,730,035	$ 12,730,035
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	21,104,863	21,104,863
TOTAL MONEY MARKET FUNDS (Cost $33,834,898)		33,834,898
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,089,363,723)		1,284,768,350
NET OTHER ASSETS - (1.8)%		(22,633,075)
NET ASSETS - 100%		$ 1,262,135,275
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,285,605 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $724,734,653 and $733,053,614, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $361,490 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Taiwan	2.6%
Netherlands	1.6%
Japan	1.4%
United Kingdom	1.3%
Canada	1.2%
Others (individually less than 1%)	5.1%
100.0%
Income Tax Information

At July 31, 2003, the fund had a capital loss carryforward of approximately $1,871,585,000 of which $10,080,000, $1,361,698,000 and $499,807,000 will expire on July 31, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $10,937,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology

Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,842,203) (cost $1,089,363,723) - See accompanying schedule		$ 1,284,768,350
Foreign currency held at value (cost $2,398,782)		2,444,410
Receivable for investments sold		29,095,639
Receivable for fund shares sold		1,042,510
Dividends receivable		118,394
Interest receivable		19,838
Prepaid expenses		5,829
Other affiliated receivables		392
Other receivables		260,809
Total assets		1,317,756,171
Liabilities
Payable for investments purchased	$ 29,605,749
Payable for fund shares redeemed	2,939,198
Accrued management fee	621,260
Distribution fees payable	770,407
Other affiliated payables	542,681
Other payables and accrued expenses	36,738
Collateral on securities loaned, at value	21,104,863
Total liabilities		55,620,896
Net Assets		$ 1,262,135,275
Net Assets consist of:
Paid in capital		$ 2,845,286,249
Accumulated net investment loss		(8,133,687)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,770,469,706)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,452,419
Net Assets		$ 1,262,135,275
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($154,808,618 ÷ 9,311,038 shares)		$ 16.63
Maximum offering price per share (100/94.25 of $16.63)		$ 17.64
Class T: Net Asset Value and redemption price per share ($458,606,130 ÷ 27,997,680 shares)		$ 16.38
Maximum offering price per share (100/96.50 of $16.38)		$ 16.97
Class B: Net Asset Value and offering price per share ($466,350,939 ÷ 29,474,904 shares) A		$ 15.82
Class C: Net Asset Value and offering price per share ($167,860,358 ÷ 10,569,505 shares) A		$ 15.88
Institutional: Net Asset Value, offering price and redemption price per share ($14,509,230 ÷ 854,270 shares)		$ 16.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,873,259
Interest		96,848
Security lending		69,674
Total income		2,039,781

Expenses
Management fee	$ 3,410,832
Transfer agent fees	3,036,467
Distribution fees	4,236,382
Accounting and security lending fees	157,306
Non-interested trustees' compensation	3,471
Custodian fees and expenses	42,732
Registration fees	49,296
Audit	20,846
Legal	1,859
Miscellaneous	4,423
Total expenses before reductions	10,963,614
Expense reductions	(790,146)	10,173,468
Net investment income (loss)		(8,133,687)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	114,738,045
Foreign currency transactions	15,054
Total net realized gain (loss)		114,753,099
Change in net unrealized appreciation (depreciation) on: Investment securities	141,469,833
Assets and liabilities in foreign currencies	48,940
Total change in net unrealized appreciation (depreciation)		141,518,773
Net gain (loss)		256,271,872
Net increase (decrease) in net assets resulting from operations		$ 248,138,185

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Technology Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,133,687)	$ (12,623,914)
Net realized gain (loss)	114,753,099	(113,015,425)
Change in net unrealized appreciation (depreciation)	141,518,773	376,634,726
Net increase (decrease) in net assets resulting from operations	248,138,185	250,995,387
Share transactions - net increase (decrease)	(19,950,289)	(93,098,351)
Redemption fees	89,549	149,242
Total increase (decrease) in net assets	228,277,445	158,046,278

Net Assets
Beginning of period	1,033,857,830	875,811,552
End of period (including accumulated net investment loss of $8,133,687 and $0, respectively)	$ 1,262,135,275	$ 1,033,857,830

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95	$ 14.88
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11)	(.15)	(.17)	(.19)	(.09)
Net realized and unrealized gain (loss)	3.34	3.44	(7.58)	(16.67)	13.04	10.15
Total from investment operations	3.27	3.33	(7.73)	(16.84)	12.85	10.06
Distributions from net realized gain	-	-	-	(1.63)	(1.58)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 16.63	$ 13.36	$ 10.03	$ 17.76	$ 36.23	$ 24.95
Total Return B, C, D	24.48%	33.20%	(43.52)%	(48.83)%	53.76%	67.67%
Ratios to Average Net Assets F
Expenses before expense reductions	1.43% A	1.70%	1.53%	1.23%	1.16%	1.25%
Expenses net of voluntary waivers, if any	1.43% A	1.59%	1.51%	1.23%	1.16%	1.25%
Expenses net of all reductions	1.29% A	1.38%	1.43%	1.21%	1.15%	1.24%
Net investment income (loss)	(.94)% A	(1.03)%	(1.07)%	(.68)%	(.55)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 154,809	$ 123,604	$ 101,649	$ 211,429	$ 388,756	$ 94,621
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76	$ 14.80
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.18)	(.22)	(.27)	(.14)
Net realized and unrealized gain (loss)	3.29	3.40	(7.50)	(16.55)	12.96	10.09
Total from investment operations	3.21	3.26	(7.68)	(16.77)	12.69	9.95
Distributions from net realized gain	-	-	-	(1.59)	(1.51)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 16.38	$ 13.17	$ 9.91	$ 17.59	$ 35.95	$ 24.76
Total Return B, C, D	24.37%	32.90%	(43.66)%	(48.96)%	53.41%	67.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A	1.85%	1.70%	1.43%	1.38%	1.47%
Expenses net of voluntary waivers, if any	1.59% A	1.83%	1.70%	1.43%	1.38%	1.47%
Expenses net of all reductions	1.45% A	1.63%	1.62%	1.41%	1.37%	1.46%
Net investment income (loss)	(1.11)% A	(1.28)%	(1.26)%	(.88)%	(.77)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 458,606	$ 367,257	$ 302,657	$ 645,015	$ 1,286,376	$ 349,533
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44	$ 14.68
Income from Investment Operations
Net investment income (loss) E	(.13)	(.17)	(.25)	(.35)	(.45)	(.26)
Net realized and unrealized gain (loss)	3.19	3.29	(7.32)	(16.27)	12.78	10.01
Total from investment operations	3.06	3.12	(7.57)	(16.62)	12.33	9.75
Distributions from net realized gain	-	-	-	(1.50)	(1.45)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 15.82	$ 12.76	$ 9.64	$ 17.21	$ 35.33	$ 24.44
Total Return B, C, D	23.98%	32.37%	(43.99)%	(49.28)%	52.57%	66.49%
Ratios to Average Net Assets F
Expenses before expense reductions	2.20% A	2.38%	2.28%	1.98%	1.91%	2.01%
Expenses net of voluntary waivers, if any	2.20% A	2.25%	2.25%	1.98%	1.91%	2.01%
Expenses net of all reductions	2.07% A	2.05%	2.18%	1.96%	1.91%	2.00%
Net investment income (loss)	(1.72)% A	(1.69)%	(1.81)%	(1.43)%	(1.30)%	(1.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 466,351	$ 391,832	$ 337,976	$ 729,518	$ 1,372,523	$ 298,768
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49	$ 14.70
Income from Investment Operations
Net investment income (loss) E	(.12)	(.17)	(.24)	(.33)	(.44)	(.25)
Net realized and unrealized gain (loss)	3.20	3.30	(7.34)	(16.30)	12.80	10.03
Total from investment operations	3.08	3.13	(7.58)	(16.63)	12.36	9.78
Distributions from net realized gain	-	-	-	(1.51)	(1.47)	-
Redemption fees added to paid in capital E	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 15.88	$ 12.80	$ 9.67	$ 17.25	$ 35.39	$ 24.49
Total Return B, C, D	24.06%	32.37%	(43.94)%	(49.24)%	52.60%	66.60%
Ratios to Average Net Assets F
Expenses before expense reductions	2.11% A	2.28%	2.18%	1.94%	1.89%	1.97%
Expenses net of voluntary waivers, if any	2.11% A	2.25%	2.18%	1.94%	1.89%	1.97%
Expenses net of all reductions	1.98% A	2.05%	2.11%	1.91%	1.89%	1.96%
Net investment income (loss)	(1.63)% A	(1.69)%	(1.74)%	(1.38)%	(1.28)%	(1.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,860	$ 139,654	$ 123,034	$ 269,563	$ 472,462	$ 88,120
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05	$ 14.89
Income from Investment Operations
Net investment income (loss) D	(.03)	(.05)	(.08)	(.08)	(.09)	(.04)
Net realized and unrealized gain (loss)	3.40	3.51	(7.67)	(16.78)	13.08	10.19
Total from investment operations	3.37	3.46	(7.75)	(16.86)	12.99	10.15
Distributions from net realized gain	-	-	-	(1.67)	(1.62)	-
Redemption fees added to paid in capital D	- F	- F	- F	- F	.01	.01
Net asset value, end of period	$ 16.98	$ 13.61	$ 10.15	$ 17.90	$ 36.43	$ 25.05
Total Return B, C	24.76%	34.09%	(43.30)%	(48.67)%	54.16%	68.23%
Ratios to Average Net Assets E
Expenses before expense reductions	.91% A	.99%	1.00%	.86%	.87%	.98%
Expenses net of voluntary waivers, if any	.91% A	.99%	1.00%	.86%	.87%	.98%
Expenses net of all reductions	.78% A	.79%	.92%	.84%	.87%	.97%
Net investment income (loss)	(.43)% A	(.43)%	(.56)%	(.31)%	(.26)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,509	$ 11,511	$ 10,495	$ 24,084	$ 63,957	$ 32,722
Portfolio turnover rate	127% A	140%	164%	181%	125%	170%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Technology Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 234,731,923
Unrealized depreciation	(62,096,402)
Net unrealized appreciation (depreciation)	$ 172,635,521
Cost for federal income tax purposes	$ 1,112,132,829

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 177,199	$ -
Class T	.25%	.25%	1,064,662	-
Class B	.75%	.25%	2,205,820	1,654,365
Class C	.75%	.25%	788,701	66,260
			$ 4,236,382	$ 1,720,625

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Technology

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,361
Class T	29,310
Class B*	515,920
Class C*	14,403
$ 601,994

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 388,163	.55*
Class T	978,966	.46*
Class B	1,268,501	.58*
Class C	382,206	.49*
Institutional Class	18,631	.28*
	$ 3,036,467

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $96,526 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $789,801 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $345.

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	1,115,347	1,802,585	$ 17,270,968	$ 19,778,045
Shares redeemed	(1,057,872)	(2,687,789)	(15,934,395)	(28,008,624)
Net increase (decrease)	57,475	(885,204)	$ 1,336,573	$ (8,230,579)
Class T
Shares sold	3,846,654	6,499,652	$ 58,427,964	$ 69,995,024
Shares redeemed	(3,733,679)	(9,153,206)	(56,755,936)	(94,351,747)
Net increase (decrease)	112,975	(2,653,554)	$ 1,672,028	$ (24,356,723)
Class B
Shares sold	1,027,207	2,551,777	$ 14,968,833	$ 26,996,352
Shares redeemed	(2,258,294)	(6,904,437)	(33,178,394)	(68,882,635)
Net increase (decrease)	(1,231,087)	(4,352,660)	$ (18,209,561)	$ (41,886,283)
Class C
Shares sold	834,784	1,584,472	$ 12,302,051	$ 17,036,571
Shares redeemed	(1,173,063)	(3,396,214)	(17,233,925)	(33,826,918)
Net increase (decrease)	(338,279)	(1,811,742)	$ (4,931,874)	$ (16,790,347)
Institutional Class
Shares sold	115,756	212,132	$ 1,854,377	$ 2,356,185
Shares redeemed	(107,240)	(400,084)	(1,671,832)	(4,190,604)
Net increase (decrease)	8,516	(187,952)	$ 182,545	$ (1,834,419)

Technology

Advisor Telecommunications & Utilities Growth Fund

Investment Summary

Top Ten Stocks as of January 31, 2004
% of fund's net assets
Verizon Communications, Inc.	9.7
SBC Communications, Inc.	9.6
BellSouth Corp.	9.5
EchoStar Communications Corp. Class A	6.8
Nextel Communications, Inc. Class A	6.2
TXU Corp.	5.0
FirstEnergy Corp.	4.9
Citizens Communications Co.	3.9
Dominion Resources, Inc.	3.8
PG&E Corp.	3.5
62.9
Top Industries as of January 31, 2004
% of fund's net assets
Diversified Telecommunication Services	36.6%
Electric Utilities	28.5%
Wireless Telecommunication Services	15.1%
Media	8.6%
Multi-Utilities & Unregulated Power	7.3%
All Others *	3.9%

* Includes short-term investments and net other assets.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Dycom Industries, Inc. (a)	72,700	$ 1,880,749
DIVERSIFIED TELECOMMUNICATION SERVICES - 36.6%
ALLTEL Corp.	20,700	1,007,676
BellSouth Corp.	689,300	20,148,239
CenturyTel, Inc.	98,200	2,592,480
Citizens Communications Co. (a)	702,800	8,243,844
Qwest Communications International, Inc. (a)	1,149,000	4,641,960
SBC Communications, Inc.	801,600	20,440,800
Verizon Communications, Inc.	558,000	20,567,880
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		77,642,879
ELECTRIC UTILITIES - 28.5%
Allegheny Energy, Inc. (a)	134,100	1,692,342
Ameren Corp.	94,500	4,563,405
Dominion Resources, Inc.	125,800	8,071,328
Edison International	145,800	3,207,600
Entergy Corp.	69,900	4,087,752
Exelon Corp.	3,300	221,034
FirstEnergy Corp.	277,000	10,393,040
FPL Group, Inc.	9,900	650,925
PG&E Corp. (a)	274,600	7,373,010
PPL Corp.	75,300	3,442,716
TXU Corp.	438,800	10,531,200
Wisconsin Energy Corp.	181,600	6,009,144
Xcel Energy, Inc.	6,400	110,848
TOTAL ELECTRIC UTILITIES		60,354,344
GAS UTILITIES - 2.4%
KeySpan Corp.	110,400	4,026,288
NiSource, Inc.	30,900	648,900
Sempra Energy	1,500	46,710
Southern Union Co.	26,400	474,144
TOTAL GAS UTILITIES		5,196,042
MEDIA - 8.6%
EchoStar Communications Corp. Class A (a)	393,800	14,373,700
Hughes Electronics Corp. (a)	225,324	3,771,924
TOTAL MEDIA		18,145,624
MULTI-UTILITIES & UNREGULATED POWER - 7.3%
AES Corp. (a)	307,800	3,004,128
Calpine Corp. (a)	272,200	1,584,204
Constellation Energy Group, Inc.	75,100	3,021,273
Energen Corp.	13,300	571,900
Equitable Resources, Inc.	54,500	2,392,005

	Shares	Value (Note 1)
MDU Resources Group, Inc.	47,100	$ 1,112,502
SCANA Corp.	49,700	1,725,584
Sierra Pacific Resources (a)	273,300	2,150,871
TOTAL MULTI-UTILITIES & UNREGULATED POWER		15,562,467
WATER UTILITIES - 0.5%
Aqua America, Inc.	45,041	981,894
WIRELESS TELECOMMUNICATION SERVICES - 15.1%
American Tower Corp. Class A (a)	665,600	7,314,944
AT&T Wireless Services, Inc. (a)	280,900	3,103,945
Crown Castle International Corp. (a)	182,000	2,256,800
Nextel Communications, Inc. Class A (a)	498,900	13,165,971
NII Holdings, Inc. Class B (a)	13,500	1,285,605
SpectraSite, Inc. (a)	50,000	1,830,000
Sprint Corp. - PCS Group Series 1 (a)	269,100	2,187,783
Vodafone Group PLC sponsored ADR	8,600	220,160
Western Wireless Corp. Class A (a)	25,600	580,096
TOTAL WIRELESS TELECOMMUNICATION SERVICES		31,945,304
TOTAL COMMON STOCKS (Cost $187,878,970)		211,709,303
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 1.08% (b) (Cost $3,189,250)	3,189,250	3,189,250
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $191,068,220)		214,898,553
NET OTHER ASSETS - (1.4)%		(3,027,061)
NET ASSETS - 100%		$ 211,871,492
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $54,626,283 and $69,536,997, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $997 for the period.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $373,651,000 of which $78,495,000, $140,743,000 and $154,413,000 will expire on July 31, 2009, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending July 31, 2004 approximately $5,090,000 of losses recognized during the period November 1, 2002 to July 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Advisor Telecommunications & Utilities Growth Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,133,430) (cost $191,068,220) - See accompanying schedule		$ 214,898,553
Receivable for investments sold		1,270,381
Receivable for fund shares sold		108,123
Dividends receivable		738,204
Interest receivable		338
Prepaid expenses		1,135
Other receivables		53,550
Total assets		217,070,284
Liabilities
Payable to custodian bank	$ 519,833
Payable for investments purchased	265,705
Payable for fund shares redeemed	846,051
Accrued management fee	110,358
Transfer agent fee payable	99,230
Distribution fees payable	139,123
Other affiliated payables	7,438
Other payables and accrued expenses	21,804
Collateral on securities loaned, at value	3,189,250
Total liabilities		5,198,792
Net Assets		$ 211,871,492
Net Assets consist of:
Paid in capital		$ 556,419,992
Undistributed net investment income		411,821
Accumulated undistributed net realized gain (loss) on investments		(368,790,654)
Net unrealized appreciation (depreciation) on investments		23,830,333
Net Assets		$ 211,871,492
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,589,343 ÷ 1,943,878 shares)		$ 11.62
Maximum offering price per share (100/94.25 of $11.62)		$ 12.33
Class T: Net Asset Value and redemption price per share ($57,498,395 ÷ 4,964,134 shares)		$ 11.58
Maximum offering price per share (100/96.50 of $11.58)		$ 12.00
Class B: Net Asset Value and offering price per share ($91,250,456 ÷ 8,002,447 shares) A		$ 11.40
Class C: Net Asset Value and offering price per share ($37,727,347 ÷ 3,306,326 shares) A		$ 11.41
Institutional: Net Asset Value, offering price and redemption price per share ($2,805,951÷ 239,911 shares)		$ 11.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,672,895
Interest		12,561
Security lending		2,544
Total income		2,688,000

Expenses
Management fee	$ 601,221
Transfer agent fees	597,784
Distribution fees	802,688
Accounting and security lending fees	39,029
Non-interested trustees' compensation	626
Custodian fees and expenses	2,889
Registration fees	36,837
Audit	18,511
Legal	480
Miscellaneous	825
Total expenses before reductions	2,100,890
Expense reductions	(109,031)	1,991,859
Net investment income (loss)		696,141
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		14,310,641
Change in net unrealized appreciation (depreciation) on investment securities		10,012,136
Net gain (loss)		24,322,777
Net increase (decrease) in net assets resulting from operations		$ 25,018,918

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Advisor Telecommunications & Utilities Growth Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 696,141	$ 2,004,042
Net realized gain (loss)	14,310,641	(28,721,331)
Change in net unrealized appreciation (depreciation)	10,012,136	63,352,175
Net increase (decrease) in net assets resulting from operations	25,018,918	36,634,886
Distributions to shareholders from net investment income	(1,058,918)	(2,317,127)
Share transactions - net increase (decrease)	(17,656,669)	(46,408,827)
Redemption fees	8,122	16,304
Total increase (decrease) in net assets	6,311,453	(12,074,764)

Net Assets
Beginning of period	205,560,039	217,634,803
End of period (including undistributed net investment income of $411,821 and undistributed net investment income of $774,598, respectively)	$ 211,871,492	$ 205,560,039

Financial Highlights - Class A

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31	$ 16.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.10	.05	.53 F	.05
Net realized and unrealized gain (loss)	1.29	1.69	(6.54)	(5.41)	1.29	5.45
Total from investment operations	1.35	1.82	(6.44)	(5.36)	1.82	5.50
Distributions from net investment income	(.10)	(.19)	-	(.28)	(.05)	-
Distributions from net realized gain	-	-	-	(.26)	(1.01)	(1.20)
Total distributions	(.10)	(.19)	-	(.54)	(1.06)	(1.20)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.62	$ 10.37	$ 8.74	$ 15.18	$ 21.08	$ 20.31
Total ReturnB,C,D	13.10%	21.22%	(42.42)%	(26.09)%	9.59%	38.83%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52% A	1.67%	1.45%	1.25%	1.20%	1.34%
Expenses net of voluntary waivers, if any	1.50% A	1.58%	1.45%	1.25%	1.20%	1.34%
Expenses net of all reductions	1.41% A	1.47%	1.36%	1.20%	1.17%	1.32%
Net investment income (loss)	1.18% A	1.46%	.79%	.32%	2.39%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,589	$ 21,761	$ 22,377	$ 54,265	$ 61,610	$ 14,400
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Financial Highlights - Class T

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23	$ 15.95
Income from Investment Operations
Net investment income (loss) E	.05	.11	.07	.01	.47 F	.01
Net realized and unrealized gain (loss)	1.28	1.68	(6.50)	(5.40)	1.31	5.43
Total from investment operations	1.33	1.79	(6.43)	(5.39)	1.78	5.44
Distributions from net investment income	(.08)	(.14)	-	(.25)	(.01)	-
Distributions from net realized gain	-	-	-	(.26)	(1.00)	(1.17)
Total distributions	(.08)	(.14)	-	(.51)	(1.01)	(1.17)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.58	$ 10.33	$ 8.68	$ 15.11	$ 21.01	$ 20.23
Total Return B,C,D	12.94%	20.91%	(42.55)%	(26.29)%	9.41%	38.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.94%	1.71%	1.49%	1.44%	1.58%
Expenses net of voluntary waivers, if any	1.75% A	1.83%	1.71%	1.49%	1.44%	1.58%
Expenses net of all reductions	1.66% A	1.72%	1.62%	1.44%	1.41%	1.55%
Net investment income (loss)	.93% A	1.21%	.53%	.08%	2.16%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,498	$ 55,510	$ 59,306	$ 149,618	$ 225,415	$ 65,085
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02	$ 15.83
Income from Investment Operations
Net investment income (loss) E	.02	.07	.01	(.07)	.35 F	(.08)
Net realized and unrealized gain (loss)	1.26	1.65	(6.37)	(5.33)	1.29	5.39
Total from investment operations	1.28	1.72	(6.36)	(5.40)	1.64	5.31
Distributions from net investment income	(.03)	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	-	(.26)	(.95)	(1.13)
Total distributions	(.03)	(.06)	-	(.47)	(.95)	(1.13)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.40	$ 10.15	$ 8.49	$ 14.85	$ 20.72	$ 20.02
Total ReturnB,C,D	12.64%	20.37%	(42.83)%	(26.66)%	8.77%	37.76%
Ratios to Average Net Assets G
Expenses before expense reductions	2.26% A	2.32%	2.20%	2.01%	1.96%	2.08%
Expenses net of voluntary waivers, if any	2.25% A	2.25%	2.20%	2.01%	1.96%	2.08%
Expenses net of all reductions	2.16% A	2.13%	2.11%	1.96%	1.93%	2.05%
Net investment income (loss)	.43% A	.79%	.04%	(.44)%	1.63%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,250	$ 87,868	$ 91,517	$ 213,767	$ 242,888	$ 65,645
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01	$ 15.85
Income from Investment Operations
Net investment income (loss) E	.03	.07	.02	(.06)	.36 F	(.08)
Net realized and unrealized gain (loss)	1.26	1.65	(6.37)	(5.33)	1.29	5.38
Total from investment operations	1.29	1.72	(6.35)	(5.39)	1.65	5.30
Distributions from net investment income	(.04)	(.06)	-	(.21)	-	-
Distributions from net realized gain	-	-	-	(.26)	(.96)	(1.15)
Total distributions	(.04)	(.06)	-	(.47)	(.96)	(1.15)
Redemption fees added to paid in capital E	- H	- H	- H	- H	.01	.01
Net asset value, end of period	$ 11.41	$ 10.16	$ 8.50	$ 14.85	$ 20.71	$ 20.01
Total ReturnB,C,D	12.73%	20.35%	(42.76)%	(26.62)%	8.84%	37.72%
Ratios to Average Net Assets G
Expenses before expense reductions	2.18% A	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of voluntary waivers, if any	2.18% A	2.23%	2.11%	1.96%	1.93%	2.07%
Expenses net of all reductions	2.09% A	2.12%	2.02%	1.91%	1.90%	2.04%
Net investment income (loss)	.50% A	.80%	.13%	(.39)%	1.66%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,727	$ 37,530	$ 41,496	$ 104,628	$ 107,332	$ 23,524
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.52 per share. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38	$ 16.02
Income from Investment Operations
Net investment income (loss) D	.09	.18	.16	.12	.60 E	.11
Net realized and unrealized gain (loss)	1.29	1.71	(6.61)	(5.44)	1.29	5.46
Total from investment operations	1.38	1.89	(6.45)	(5.32)	1.89	5.57
Distributions from net investment income	(.15)	(.28)	-	(.30)	(.08)	-
Distributions from net realized gain	-	-	-	(.26)	(1.01)	(1.22)
Total distributions	(.15)	(.28)	-	(.56)	(1.09)	(1.22)
Redemption fees added to paid in capital D	- G	- G	- G	- G	.01	.01
Net asset value, end of period	$ 11.70	$ 10.47	$ 8.86	$ 15.31	$ 21.19	$ 20.38
Total ReturnB,C	13.30%	21.94%	(42.13)%	(25.78)%	9.93%	39.31%
Ratios to Average Net Assets F
Expenses before expense reductions	1.10% A	1.06%	.96%	.85%	.88%	1.02%
Expenses net of voluntary waivers, if any	1.10% A	1.06%	.96%	.85%	.88%	1.02%
Expenses net of all reductions	1.01% A	.94%	.87%	.80%	.85%	.99%
Net investment income (loss)	1.58% A	1.98%	1.28%	.72%	2.71%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,806	$ 2,891	$ 2,939	$ 8,945	$ 19,064	$ 6,963
Portfolio turnover rate	53% A	81%	116%	220%	172%	149%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a special dividend which amounted to $.52 per share. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Telecommunications & Utilities Growth Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 33,067,449
Unrealized depreciation	(13,443,708)
Net unrealized appreciation (depreciation)	$ 19,623,741
Cost for federal income tax purposes	$ 195,274,812

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 27,451	$ -
Class T	.25%	.25%	140,526	-
Class B	.75%	.25%	446,305	334,730
Class C	.75%	.25%	188,406	8,923
			$ 802,688	$ 343,653

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,171
Class T	4,167
Class B*	142,131
Class C*	1,209
$ 152,678

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Telecommunications & Utilities Growth

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 65,289	.59*
Class T	170,604	.61*
Class B	260,151	.58*
Class C	95,683	.51*
Institutional Class	6,057	.43*
	$ 597,784

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,547 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 1,985
Class T	1.75%	8,628
Class B	2.25%	2,966
		$ 13,579

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $95,429 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $23.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	Year ended July 31, 2003
From net investment income
Class A	$ 201,967	$ 464,762
Class T	417,451	900,722
Class B	256,606	594,921
Class C	143,592	272,875
Institutional Class	39,302	83,847
Total	$ 1,058,918	$ 2,317,127

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	Year ended July 31, 2003	Six months ended January 31, 2004	Year ended July 31, 2003
Class A
Shares sold	120,176	276,709	$ 1,346,926	$ 2,506,688
Reinvestment of distributions	17,065	47,515	183,774	418,463
Shares redeemed	(291,253)	(786,112)	(3,191,948)	(7,112,889)
Net increase (decrease)	(154,012)	(461,888)	$ (1,661,248)	$ (4,187,738)
Class T
Shares sold	268,278	687,303	$ 2,921,869	$ 6,362,754
Reinvestment of distributions	36,573	94,963	392,232	835,527
Shares redeemed	(713,040)	(2,241,515)	(7,741,329)	(20,155,205)
Net increase (decrease)	(408,189)	(1,459,249)	$ (4,427,228)	$ (12,956,924)
Class B
Shares sold	196,321	485,244	$ 2,093,342	$ 4,462,261
Reinvestment of distributions	21,061	56,917	219,667	497,557
Shares redeemed	(870,867)	(2,669,897)	(9,322,873)	(23,339,570)
Net increase (decrease)	(653,485)	(2,127,736)	$ (7,009,864)	$ (18,379,752)
Class C
Shares sold	146,095	516,658	$ 1,566,709	$ 4,655,427
Reinvestment of distributions	10,338	23,481	108,776	205,553
Shares redeemed	(542,488)	(1,732,363)	(5,833,238)	(15,285,051)
Net increase (decrease)	(386,055)	(1,192,224)	$ (4,157,753)	$ (10,424,071)
Institutional Class
Shares sold	8,903	46,922	$ 98,042	$ 453,326
Reinvestment of distributions	2,128	4,314	22,996	38,181
Shares redeemed	(47,304)	(106,668)	(521,614)	(951,849)
Net increase (decrease)	(36,273)	(55,432)	$ (400,576)	$ (460,342)

Telecommunications & Utilities Growth

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

Brown Brothers Harriman & Co. (dagger)

Boston, MA

State Street Bank and Trust (dagger)(dagger)

Quincy, MA

(dagger) Custodian for Fidelity Advisor Natural Resources Fund only.

(dagger)(dagger) Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Developing Communications Fund, and Fidelity Advisor Electronics Fund only.

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Value Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(fidelity_log_graphic)

Fidelity Investments Institutional Services Co., Inc.
P.O. Box 505422
Cincinnati, OH 45250-5422

Printed on Recycled Paper

AFOCI-USAN-0304
1.789280.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-877-208-0098, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vornado Realty Trust	5.3	4.0
Simon Property Group, Inc.	5.3	4.6
Apartment Investment & Management Co. Class A	5.2	7.2
CenterPoint Properties Trust (SBI)	5.0	5.1
ProLogis	4.7	4.7
Starwood Hotels & Resorts Worldwide, Inc. unit	4.6	0.7
Duke Realty Corp.	4.1	4.2
General Growth Properties, Inc.	3.7	3.3
Reckson Associates Realty Corp.	3.7	2.3
CBL & Associates Properties, Inc.	3.7	3.3
	45.3
Top Five REIT Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.4	19.8
REITs - Malls	16.5	14.9
REITs - Shopping Centers	14.3	13.2
REITs - Office Buildings	13.4	16.1
REITs - Apartments	11.6	15.0
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 95.4%		Stocks 95.1%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial Services - 0.4%
Cendant Corp. (a)	11,700	$ 265,005
HOTELS, RESTAURANTS & LEISURE - 4.7%
Hotels, Resorts & Cruise Lines - 4.7%
Gaylord Entertainment Co. (a)	1,700	49,351
Starwood Hotels & Resorts Worldwide, Inc. unit	79,610	2,813,417
TOTAL HOTELS, RESORTS & CRUISE LINES		2,862,768
REAL ESTATE - 90.3%
Real Estate Management & Development - 7.4%
Boardwalk Equities, Inc.	95,600	1,240,715
Catellus Development Corp.	68,005	1,779,011
Forest City Enterprises, Inc. Class A	7,100	369,200
The St. Joe Co.	28,050	1,107,975
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,496,901
REITs - Apartments - 11.6%
Apartment Investment & Management Co. Class A	89,435	3,146,323
Archstone-Smith Trust	25,900	710,437
AvalonBay Communities, Inc.	13,500	662,850
Equity Residential (SBI)	63,800	1,856,580
Home Properties of New York, Inc.	17,800	712,890
TOTAL REITS - APARTMENTS		7,089,080
REITs - Health Care Facilities - 1.8%
Health Care Property Investors, Inc.	8,200	461,086
Ventas, Inc.	24,740	618,500
TOTAL REITS - HEALTH CARE FACILITIES		1,079,586
REITs - Industrial Buildings - 19.4%
CenterPoint Properties Trust (SBI)	38,300	3,067,830
Duke Realty Corp.	75,600	2,484,972
Liberty Property Trust (SBI)	35,500	1,369,590
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Industrial Buildings - continued
ProLogis	86,760	$ 2,831,846
Public Storage, Inc.	43,700	2,076,187
TOTAL REITS - INDUSTRIAL BUILDINGS		11,830,425
REITs - Leisure - 0.2%
U.S. Restaurant Properties, Inc.	8,000	143,040
REITs - Malls - 16.5%
CBL & Associates Properties, Inc.	36,700	2,218,515
General Growth Properties, Inc.	75,740	2,272,200
Simon Property Group, Inc.	61,700	3,211,485
The Mills Corp.	17,050	802,032
The Rouse Co.	31,400	1,546,136
TOTAL REITS - MALLS		10,050,368
REITs - Management/Investment - 3.4%
Capital Automotive (SBI)	13,141	463,746
iStar Financial, Inc.	16,900	676,338
Newcastle Investment Corp.	34,630	909,038
TOTAL REITS - MANAGEMENT/INVESTMENT		2,049,122
REITs - Mobile Home Parks - 1.3%
Manufactured Home Communities, Inc.	22,800	766,080
REITs - Office Buildings - 13.4%
Alexandria Real Estate Equities, Inc.	10,200	630,870
Boston Properties, Inc.	32,400	1,620,972
Cousins Properties, Inc.	18,400	564,880
Equity Office Properties Trust	73,400	2,176,310
Highwoods Properties, Inc. (SBI)	1,700	46,410
Maguire Properties, Inc.	15,400	374,220
Reckson Associates Realty Corp.	87,500	2,235,625
Shurgard Storage Centers, Inc.	12,200	463,722
SL Green Realty Corp.	900	38,673
TOTAL REITS - OFFICE BUILDINGS		8,151,682
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Prison - 1.0%
Correctional Properties Trust	18,100	$ 582,277
REITs - Shopping Centers - 14.3%
Cedar Shopping Centers, Inc. (a)	17,900	236,280
Commercial Net Lease Realty, Inc.	1,700	31,110
Developers Diversified Realty Corp.	40,700	1,399,266
Federal Realty Investment Trust (SBI)	23,460	968,663
Pan Pacific Retail Properties, Inc.	19,800	1,011,978
Price Legacy Corp. (a)	60,400	247,036
Regency Centers Corp.	36,900	1,538,730
Vornado Realty Trust	58,050	3,247,899
TOTAL REITS - SHOPPING CENTERS		8,680,962
TOTAL REAL ESTATE		54,919,523
TOTAL COMMON STOCKS (Cost $49,594,951)		58,047,296
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.08% (b) (Cost $3,530,434)	3,530,434	3,530,434
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $53,125,385)		61,577,730
NET OTHER ASSETS - (1.2)%		(728,772)
NET ASSETS - 100%		$ 60,848,958
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $35,247,413 and $6,659,296, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,920 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $53,125,385) - See accompanying schedule		$ 61,577,730
Cash		8,710
Receivable for investments sold		231,244
Receivable for fund shares sold		1,392,903
Dividends receivable		86,652
Interest receivable		1,542
Prepaid expenses		147
Other receivables		2,432
Total assets		63,301,360

Liabilities
Payable for investments purchased	$ 2,173,624
Payable for fund shares redeemed	154,691
Accrued management fee	54,445
Distribution fees payable	26,736
Other affiliated payables	14,305
Other payables and accrued expenses	28,601
Total liabilities		2,452,402

Net Assets		$ 60,848,958
Net Assets consist of:
Paid in capital		$ 51,877,941
Distributions in excess of net investment income		(92,675)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		611,333
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,452,359
Net Assets		$ 60,848,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,232,452 ÷ 935,063 shares)	$ 13.08

Maximum offering price per share (100/94.25 of $13.08)	$ 13.88
Class T: Net Asset Value and redemption price per share ($19,539,034 ÷ 1,495,558 shares)	$ 13.06

Maximum offering price per share (100/96.50 of $13.06)	$ 13.53
Class B: Net Asset Value and offering price per share ($10,459,367 ÷ 802,313 shares) A	$ 13.04

Class C: Net Asset Value and offering price per share ($11,289,254 ÷ 865,792 shares) A	$ 13.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,328,851 ÷ 558,631 shares)	$ 13.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 742,465
Special Dividends		143,856
Interest		9,775
Total income		896,096

Expenses
Management fee	$ 116,941
Transfer agent fees	62,613
Distribution fees	125,592
Accounting fees and expenses	27,522
Non-interested trustees' compensation	77
Custodian fees and expenses	8,949
Registration fees	66,009
Audit	25,031
Legal	37
Miscellaneous	95
Total expenses before reductions	432,866
Expense reductions	(13,558)	419,308
Net investment income (loss)		476,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	861,500
Foreign currency transactions	432
Total net realized gain (loss)		861,932
Change in net unrealized appreciation (depreciation) on: Investment securities	5,935,564
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		5,935,578
Net gain (loss)		6,797,510
Net increase (decrease) in net assets resulting from operations		$ 7,274,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 476,788	$ 230,672
Net realized gain (loss)	861,932	97,534
Change in net unrealized appreciation (depreciation)	5,935,578	2,516,781
Net increase (decrease) in net assets resulting from operations	7,274,298	2,844,987
Distributions to shareholders from net investment income	(621,492)	(178,071)
Distributions to shareholders from net realized gain	(347,381)	-
Total distributions	(968,873)	(178,071)
Share transactions - net increase (decrease)	30,156,018	21,720,599
Total increase (decrease) in net assets	36,461,443	24,387,515

Net Assets
Beginning of period	24,387,515	-
End of period (including distributions in excess of net investment income of $92,675 and undistributed net investment income of $52,029, respectively)	$ 60,848,958	$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17 F	.21
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.07	1.49
Distributions from net investment income	(.21)	(.16)
Distributions from net realized gain	(.11)	-
Total distributions	(.32)	(.16)
Net asset value, end of period	$ 13.08	$ 11.33
Total Return B, C, D	18.47%	15.13%
Ratios to Average Net Assets H
Expenses before expense reductions	1.68% A	2.98% A
Expenses net of voluntary waivers, if any	1.68% A	1.75% A
Expenses net of all reductions	1.67% A	1.72% A
Net investment income (loss)	2.77% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,232	$ 3,993
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15 F	.18
Net realized and unrealized gain (loss)	1.89	1.29
Total from investment operations	2.04	1.47
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.11)	-
Total distributions	(.30)	(.15)
Net asset value, end of period	$ 13.06	$ 11.32
Total Return B, C, D	18.20%	14.91%
Ratios to Average Net Assets H
Expenses before expense reductions	2.10% A	3.32% A
Expenses net of voluntary waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	1.98% A	1.97% A
Net investment income (loss)	2.46% A	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,539	$ 9,049
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12 F	.14
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.02	1.42
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.11)	-
Total distributions	(.27)	(.13)
Net asset value, end of period	$ 13.04	$ 11.29
Total Return B, C, D	18.04%	14.38%
Ratios to Average Net Assets H
Expenses before expense reductions	2.55% A	3.82% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.48% A	2.47% A
Net investment income (loss)	1.96% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,459	$ 5,061
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12 F	.14
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.02	1.42
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.11)	-
Total distributions	(.27)	(.13)
Net asset value, end of period	$ 13.04	$ 11.29
Total Return B, C, D	18.04%	14.38%
Ratios to Average Net Assets H
Expenses before expense reductions	2.51% A	3.76% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.48% A	2.47% A
Net investment income (loss)	1.96% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,289	$ 5,059
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19 E	.23
Net realized and unrealized gain (loss)	1.91	1.28
Total from investment operations	2.10	1.51
Distributions from net investment income	(.22)	(.16)
Distributions from net realized gain	(.11)	-
Total distributions	(.33)	(.16)
Net asset value, end of period	$ 13.12	$ 11.35
Total Return B, C	18.71%	15.33%
Ratios to Average Net Assets G
Expenses before expense reductions	1.28% A	2.68% A
Expenses net of voluntary waivers, if any	1.28% A	1.50% A
Expenses net of all reductions	1.27% A	1.47% A
Net investment income (loss)	3.17% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,329	$ 1,225
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,717,066
Unrealized depreciation	(308,435)
Net unrealized appreciation (depreciation)	$ 8,408,631
Cost for federal income tax purposes	$ 53,169,099

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,968	$ 1,428
Class T	.25%	.25%	38,072	2,682
Class B	.75%	.25%	37,684	29,696
Class C	.75%	.25%	40,868	32,207
			$ 125,592	$ 66,013

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,500
Class T	5,445
Class B*	3,220
Class C*	1,761
$ 28,926

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the salesare made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,185	.26*
Class T	26,664	.35*
Class B	12,474	.33*
Class C	11,888	.29*
Institutional Class	2,402	.21*
	$ 62,613

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,542 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ -
Class T	2.00%	7,220
Class B	2.50%	2,097
Class C	2.50%	447
Institutional Class	1.50%	-
		$ 9,764

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,782 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003
From net investment income
Class A	$ 126,046	$ 30,922
Class T	246,792	61,195
Class B	102,064	34,236
Class C	114,509	35,372
Institutional Class	32,081	16,346
Total	$ 621,492	$ 178,071
From net realized gain
Class A	$ 60,915	$ -
Class T	134,733	-
Class B	65,143	-
Class C	72,033	-
Institutional Class	14,557	-
Total	$ 347,381	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Class A
Shares sold	613,717	374,553	$ 7,458,867	$ 3,787,792
Reinvestment of distributions	13,935	2,815	169,757	28,126
Shares redeemed	(45,062)	(24,895)	(546,235)	(242,774)
Net increase (decrease)	582,590	352,473	$ 7,082,389	$ 3,573,144
Class T
Shares sold	888,529	858,384	$ 10,496,514	$ 8,638,853
Reinvestment of distributions	27,980	5,484	339,662	55,176
Shares redeemed	(220,538)	(64,281)	(2,673,097)	(646,363)
Net increase (decrease)	695,971	799,587	$ 8,163,079	$ 8,047,666
Class B
Shares sold	371,496	480,350	$ 4,455,397	$ 4,831,900
Reinvestment of distributions	11,875	3,062	144,312	30,564
Shares redeemed	(29,391)	(35,079)	(357,279)	(357,918)
Net increase (decrease)	353,980	448,333	$ 4,242,430	$ 4,504,546
Class C
Shares sold	468,719	520,557	$ 5,589,156	$ 5,238,277
Reinvestment of distributions	13,043	3,142	158,561	31,324
Shares redeemed	(64,052)	(75,617)	(766,855)	(754,402)
Net increase (decrease)	417,710	448,082	$ 4,980,862	$ 4,515,199
Institutional Class
Shares sold	447,159	106,368	$ 5,643,719	$ 1,064,845
Reinvestment of distributions	3,576	1,635	43,539	16,253
Shares redeemed	-	(107)	-	(1,054)
Net increase (decrease)	450,735	107,896	$ 5,687,258	$ 1,080,044

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Value Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ARE-USAN-0304
1.789730.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

For a free copy of the fund's proxy voting guidelines, call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Vornado Realty Trust	5.3	4.0
Simon Property Group, Inc.	5.3	4.6
Apartment Investment & Management Co. Class A	5.2	7.2
CenterPoint Properties Trust (SBI)	5.0	5.1
ProLogis	4.7	4.7
Starwood Hotels & Resorts Worldwide, Inc. unit	4.6	0.7
Duke Realty Corp.	4.1	4.2
General Growth Properties, Inc.	3.7	3.3
Reckson Associates Realty Corp.	3.7	2.3
CBL & Associates Properties, Inc.	3.7	3.3
	45.3
Top Five REIT Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.4	19.8
REITs - Malls	16.5	14.9
REITs - Shopping Centers	14.3	13.2
REITs - Office Buildings	13.4	16.1
REITs - Apartments	11.6	15.0
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 95.4%		Stocks 95.1%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	2.1%	** Foreign investments	2.6%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial Services - 0.4%
Cendant Corp. (a)	11,700	$ 265,005
HOTELS, RESTAURANTS & LEISURE - 4.7%
Hotels, Resorts & Cruise Lines - 4.7%
Gaylord Entertainment Co. (a)	1,700	49,351
Starwood Hotels & Resorts Worldwide, Inc. unit	79,610	2,813,417
TOTAL HOTELS, RESORTS & CRUISE LINES		2,862,768
REAL ESTATE - 90.3%
Real Estate Management & Development - 7.4%
Boardwalk Equities, Inc.	95,600	1,240,715
Catellus Development Corp.	68,005	1,779,011
Forest City Enterprises, Inc. Class A	7,100	369,200
The St. Joe Co.	28,050	1,107,975
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,496,901
REITs - Apartments - 11.6%
Apartment Investment & Management Co. Class A	89,435	3,146,323
Archstone-Smith Trust	25,900	710,437
AvalonBay Communities, Inc.	13,500	662,850
Equity Residential (SBI)	63,800	1,856,580
Home Properties of New York, Inc.	17,800	712,890
TOTAL REITS - APARTMENTS		7,089,080
REITs - Health Care Facilities - 1.8%
Health Care Property Investors, Inc.	8,200	461,086
Ventas, Inc.	24,740	618,500
TOTAL REITS - HEALTH CARE FACILITIES		1,079,586
REITs - Industrial Buildings - 19.4%
CenterPoint Properties Trust (SBI)	38,300	3,067,830
Duke Realty Corp.	75,600	2,484,972
Liberty Property Trust (SBI)	35,500	1,369,590
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Industrial Buildings - continued
ProLogis	86,760	$ 2,831,846
Public Storage, Inc.	43,700	2,076,187
TOTAL REITS - INDUSTRIAL BUILDINGS		11,830,425
REITs - Leisure - 0.2%
U.S. Restaurant Properties, Inc.	8,000	143,040
REITs - Malls - 16.5%
CBL & Associates Properties, Inc.	36,700	2,218,515
General Growth Properties, Inc.	75,740	2,272,200
Simon Property Group, Inc.	61,700	3,211,485
The Mills Corp.	17,050	802,032
The Rouse Co.	31,400	1,546,136
TOTAL REITS - MALLS		10,050,368
REITs - Management/Investment - 3.4%
Capital Automotive (SBI)	13,141	463,746
iStar Financial, Inc.	16,900	676,338
Newcastle Investment Corp.	34,630	909,038
TOTAL REITS - MANAGEMENT/INVESTMENT		2,049,122
REITs - Mobile Home Parks - 1.3%
Manufactured Home Communities, Inc.	22,800	766,080
REITs - Office Buildings - 13.4%
Alexandria Real Estate Equities, Inc.	10,200	630,870
Boston Properties, Inc.	32,400	1,620,972
Cousins Properties, Inc.	18,400	564,880
Equity Office Properties Trust	73,400	2,176,310
Highwoods Properties, Inc. (SBI)	1,700	46,410
Maguire Properties, Inc.	15,400	374,220
Reckson Associates Realty Corp.	87,500	2,235,625
Shurgard Storage Centers, Inc.	12,200	463,722
SL Green Realty Corp.	900	38,673
TOTAL REITS - OFFICE BUILDINGS		8,151,682
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
REITs - Prison - 1.0%
Correctional Properties Trust	18,100	$ 582,277
REITs - Shopping Centers - 14.3%
Cedar Shopping Centers, Inc. (a)	17,900	236,280
Commercial Net Lease Realty, Inc.	1,700	31,110
Developers Diversified Realty Corp.	40,700	1,399,266
Federal Realty Investment Trust (SBI)	23,460	968,663
Pan Pacific Retail Properties, Inc.	19,800	1,011,978
Price Legacy Corp. (a)	60,400	247,036
Regency Centers Corp.	36,900	1,538,730
Vornado Realty Trust	58,050	3,247,899
TOTAL REITS - SHOPPING CENTERS		8,680,962
TOTAL REAL ESTATE		54,919,523
TOTAL COMMON STOCKS (Cost $49,594,951)		58,047,296
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.08% (b) (Cost $3,530,434)	3,530,434	3,530,434
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $53,125,385)		61,577,730
NET OTHER ASSETS - (1.2)%		(728,772)
NET ASSETS - 100%		$ 60,848,958
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $35,247,413 and $6,659,296, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,920 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $53,125,385) - See accompanying schedule		$ 61,577,730
Cash		8,710
Receivable for investments sold		231,244
Receivable for fund shares sold		1,392,903
Dividends receivable		86,652
Interest receivable		1,542
Prepaid expenses		147
Other receivables		2,432
Total assets		63,301,360

Liabilities
Payable for investments purchased	$ 2,173,624
Payable for fund shares redeemed	154,691
Accrued management fee	54,445
Distribution fees payable	26,736
Other affiliated payables	14,305
Other payables and accrued expenses	28,601
Total liabilities		2,452,402

Net Assets		$ 60,848,958
Net Assets consist of:
Paid in capital		$ 51,877,941
Distributions in excess of net investment income		(92,675)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		611,333
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,452,359
Net Assets		$ 60,848,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,232,452 ÷ 935,063 shares)	$ 13.08

Maximum offering price per share (100/94.25 of $13.08)	$ 13.88
Class T: Net Asset Value and redemption price per share ($19,539,034 ÷ 1,495,558 shares)	$ 13.06

Maximum offering price per share (100/96.50 of $13.06)	$ 13.53
Class B: Net Asset Value and offering price per share ($10,459,367 ÷ 802,313 shares) A	$ 13.04

Class C: Net Asset Value and offering price per share ($11,289,254 ÷ 865,792 shares) A	$ 13.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,328,851 ÷ 558,631 shares)	$ 13.12

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 742,465
Special Dividends		143,856
Interest		9,775
Total income		896,096

Expenses
Management fee	$ 116,941
Transfer agent fees	62,613
Distribution fees	125,592
Accounting fees and expenses	27,522
Non-interested trustees' compensation	77
Custodian fees and expenses	8,949
Registration fees	66,009
Audit	25,031
Legal	37
Miscellaneous	95
Total expenses before reductions	432,866
Expense reductions	(13,558)	419,308
Net investment income (loss)		476,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	861,500
Foreign currency transactions	432
Total net realized gain (loss)		861,932
Change in net unrealized appreciation (depreciation) on: Investment securities	5,935,564
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		5,935,578
Net gain (loss)		6,797,510
Net increase (decrease) in net assets resulting from operations		$ 7,274,298

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 476,788	$ 230,672
Net realized gain (loss)	861,932	97,534
Change in net unrealized appreciation (depreciation)	5,935,578	2,516,781
Net increase (decrease) in net assets resulting from operations	7,274,298	2,844,987
Distributions to shareholders from net investment income	(621,492)	(178,071)
Distributions to shareholders from net realized gain	(347,381)	-
Total distributions	(968,873)	(178,071)
Share transactions - net increase (decrease)	30,156,018	21,720,599
Total increase (decrease) in net assets	36,461,443	24,387,515

Net Assets
Beginning of period	24,387,515	-
End of period (including distributions in excess of net investment income of $92,675 and undistributed net investment income of $52,029, respectively)	$ 60,848,958	$ 24,387,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17 F	.21
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.07	1.49
Distributions from net investment income	(.21)	(.16)
Distributions from net realized gain	(.11)	-
Total distributions	(.32)	(.16)
Net asset value, end of period	$ 13.08	$ 11.33
Total Return B, C, D	18.47%	15.13%
Ratios to Average Net Assets H
Expenses before expense reductions	1.68% A	2.98% A
Expenses net of voluntary waivers, if any	1.68% A	1.75% A
Expenses net of all reductions	1.67% A	1.72% A
Net investment income (loss)	2.77% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,232	$ 3,993
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.15 F	.18
Net realized and unrealized gain (loss)	1.89	1.29
Total from investment operations	2.04	1.47
Distributions from net investment income	(.19)	(.15)
Distributions from net realized gain	(.11)	-
Total distributions	(.30)	(.15)
Net asset value, end of period	$ 13.06	$ 11.32
Total Return B, C, D	18.20%	14.91%
Ratios to Average Net Assets H
Expenses before expense reductions	2.10% A	3.32% A
Expenses net of voluntary waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	1.98% A	1.97% A
Net investment income (loss)	2.46% A	2.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,539	$ 9,049
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12 F	.14
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.02	1.42
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.11)	-
Total distributions	(.27)	(.13)
Net asset value, end of period	$ 13.04	$ 11.29
Total Return B, C, D	18.04%	14.38%
Ratios to Average Net Assets H
Expenses before expense reductions	2.55% A	3.82% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.48% A	2.47% A
Net investment income (loss)	1.96% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,459	$ 5,061
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12 F	.14
Net realized and unrealized gain (loss)	1.90	1.28
Total from investment operations	2.02	1.42
Distributions from net investment income	(.16)	(.13)
Distributions from net realized gain	(.11)	-
Total distributions	(.27)	(.13)
Net asset value, end of period	$ 13.04	$ 11.29
Total Return B, C, D	18.04%	14.38%
Ratios to Average Net Assets H
Expenses before expense reductions	2.51% A	3.76% A
Expenses net of voluntary waivers, if any	2.50% A	2.50% A
Expenses net of all reductions	2.48% A	2.47% A
Net investment income (loss)	1.96% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,289	$ 5,059
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G For the period September 12, 2002 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2004	Year ended July 31,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19 E	.23
Net realized and unrealized gain (loss)	1.91	1.28
Total from investment operations	2.10	1.51
Distributions from net investment income	(.22)	(.16)
Distributions from net realized gain	(.11)	-
Total distributions	(.33)	(.16)
Net asset value, end of period	$ 13.12	$ 11.35
Total Return B, C	18.71%	15.33%
Ratios to Average Net Assets G
Expenses before expense reductions	1.28% A	2.68% A
Expenses net of voluntary waivers, if any	1.28% A	1.50% A
Expenses net of all reductions	1.27% A	1.47% A
Net investment income (loss)	3.17% A	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,329	$ 1,225
Portfolio turnover rate	34% A	47% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F For the period September 12, 2002 (commencement of operations) to July 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Real Estate Fund (the fund) is a fund of Fidelity Advisor Series VII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 8,717,066
Unrealized depreciation	(308,435)
Net unrealized appreciation (depreciation)	$ 8,408,631
Cost for federal income tax purposes	$ 53,169,099

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,968	$ 1,428
Class T	.25%	.25%	38,072	2,682
Class B	.75%	.25%	37,684	29,696
Class C	.75%	.25%	40,868	32,207
			$ 125,592	$ 66,013

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,500
Class T	5,445
Class B*	3,220
Class C*	1,761
$ 28,926

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 9,185	.26*
Class T	26,664	.35*
Class B	12,474	.33*
Class C	11,888	.29*
Institutional Class	2,402	.21*
	$ 62,613

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,542 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit - continued

shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse each class to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.75%	$ -
Class T	2.00%	7,220
Class B	2.50%	2,097
Class C	2.50%	447
Institutional Class	1.50%	-
		$ 9,764

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,782 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and one unaffiliated shareholder was the owner of record of 10% of the total outstanding shares of the fund.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003
From net investment income
Class A	$ 126,046	$ 30,922
Class T	246,792	61,195
Class B	102,064	34,236
Class C	114,509	35,372
Institutional Class	32,081	16,346
Total	$ 621,492	$ 178,071
From net realized gain
Class A	$ 60,915	$ -
Class T	134,733	-
Class B	65,143	-
Class C	72,033	-
Institutional Class	14,557	-
Total	$ 347,381	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003	Six months ended January 31, 2004	For the period September 12, 2002 (commencement of operations) to July 31, 2003
Class A
Shares sold	613,717	374,553	$ 7,458,867	$ 3,787,792
Reinvestment of distributions	13,935	2,815	169,757	28,126
Shares redeemed	(45,062)	(24,895)	(546,235)	(242,774)
Net increase (decrease)	582,590	352,473	$ 7,082,389	$ 3,573,144
Class T
Shares sold	888,529	858,384	$ 10,496,514	$ 8,638,853
Reinvestment of distributions	27,980	5,484	339,662	55,176
Shares redeemed	(220,538)	(64,281)	(2,673,097)	(646,363)
Net increase (decrease)	695,971	799,587	$ 8,163,079	$ 8,047,666
Class B
Shares sold	371,496	480,350	$ 4,455,397	$ 4,831,900
Reinvestment of distributions	11,875	3,062	144,312	30,564
Shares redeemed	(29,391)	(35,079)	(357,279)	(357,918)
Net increase (decrease)	353,980	448,333	$ 4,242,430	$ 4,504,546
Class C
Shares sold	468,719	520,557	$ 5,589,156	$ 5,238,277
Reinvestment of distributions	13,043	3,142	158,561	31,324
Shares redeemed	(64,052)	(75,617)	(766,855)	(754,402)
Net increase (decrease)	417,710	448,082	$ 4,980,862	$ 4,515,199
Institutional Class
Shares sold	447,159	106,368	$ 5,643,719	$ 1,064,845
Reinvestment of distributions	3,576	1,635	43,539	16,253
Shares redeemed	-	(107)	-	(1,054)
Net increase (decrease)	450,735	107,896	$ 5,687,258	$ 1,080,044

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AREI-USAN-0304
1.789731.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Advisor Series VII's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 30, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 29, 2004